File Nos. 33-74174
                                                                        811-8306
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 8                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 9                                                        [X]

                      (Check appropriate box or boxes.)

     FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------------
     (Exact Name of Registrant)

     FIRST METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------
     (Name of Depositor)

     120 Broadway, New York, New York                              10271
     ----------------------------------------------------          ---------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 469-4545

     Name and Address of Agent for Service
          James A. Shepherdson III
          First MetLife Investors Insurance Company
          120 Broadway
          New York, NY 10271
          (800) 469-4545

     Copies to:
        Judith A. Hasenauer            and   Richard C. Pearson
        Blazzard, Grodd & Hasenauer, P.C.    First MetLife Investors Insurance
        P.O. Box 5108                        Company
        Westport, CT  06881                  120 Broadway
        (203) 226-7866                       New York, NY 10271
                                             (800) 469-4545




It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485

     __X__ on October 9, 2001 pursuant to paragraph (b) of Rule 485

     _____ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485

     _____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts



                                EXPLANATORY NOTE
================================================================================
Different versions of the prospectus contained in this Registration Statement will be created. The versions are substantially similar except for the funding options. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
================================================================================




          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           ----------------------------
          PART A
Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information  . . .   Appendix A

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - First MetLife Investors; The
                                                   Separate Account; Investment Options;
                                                   Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Annuity Payments
                                                   (The Income Phase)

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information


          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B
Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents
Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

The Prospectus and Statement of Additional Information ("SAI") contained in Post-Effective Amendment No. 7 to Form N-4 (File Nos. 33-74174 and 811-8306 filed on May 1, 2001 are incorporated herein by reference. The primary purpose of this Post-Effective Amendment No. 8 is to add underlying funding options through the use of a Supplement dated October 9, 2001 filed herewith to a certain Prospectus dated May 1, 2001. In addition, a Supplement to certain other Prospectuses dated May 1, 2001 is being filed herewith to add certain information pertaining to dollar cost averaging programs.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        Supplement dated October 9, 2001


         This supplement should be attached to your copy of the prospectus for the variable annuity contracts.

1. Effective immediately, you may invest in the following additional investment portfolios:

MET INVESTORS SERIES TRUST (Class B)

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated International Portfolio

METROPOLITAN SERIES FUND, INC. (Class B)

MetLife Stock Index Portfolio

2. The following is added to the "Investment Portfolio Expenses" table contained in the fee table in the prospectus:




                                                          Management                      Other        Total Annual
                                                            Fees                        Expenses      Portfolio Expenses
                                                           (after                         (after      (after expense
                                                            fee                           expense     reimbursement and/or
                                                           waivers                       reimburse-     fee waivers
                                                            for          12b-1 Fees/     ment for         for
                                                           certain        Service        certain        certain
                                                          Portfolios)      Fees         Portfolios)     Portfolios)
----------------------------------------------------  ---------------- -------------- ---------------  ---------------
Met Investors Series Trust (Class B) (1)

Met/AIM Mid Cap Equity Portfolio                          0.0%           .25%              .90%            1.15%
Met/AIM Small Cap Growth Portfolio                        0.0%           .25%             1.05%            1.30%
State Street Research Concentrated
         International Portfolio                          0.0%           .25%             1.10%            1.35%

Metropolitan Series Fund, Inc. (Class B)

MetLife Stock Index Portfolio                              .25%           .25%            .03%           .53%

------------------------

(1) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001 with respect to all Portfolios except the Met/AIM Mid Cap Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio for which the date of commencement of operations is October 9, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: 1.15% for the Met/AIM Mid Cap Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio and 1.35% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 3.34% for the Met/AIM Mid Cap Equity Portfolio, 3.49% for the Met/AIM Small Cap Growth Portfolio and 3.54% for the State Street Research Concentrated International Portfolio.

Management fees before waivers are .75% for the Met/AIM Mid Cap Equity Portfolio, .90% for the Met/AIM Small Cap Growth Portfolio, .85% for the State Street Research Concentrated International Portfolio and .40% for the PIMCO Money Market Portfolio.

3.  The following "Examples" are added to the prospectus:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
Met Investors Series Trust (Class B)
Met/AIM Mid Cap Equity Portfolio                          (a)$96.80     (a)$127.16        (a)$166.95  (a)$295.90
                                                          (b)$26.80     (b)$ 82.16        (b)$139.95  (b)$295.90
Met/AIM Small Cap Growth Portfolio                        (a)$98.30     (a)$131.62        (a)$174.35  (a)$310.37
                                                          (b)$28.30     (b)$ 86.62        (b)$147.35  (b)$310.37
State Street Research Concentrated
         International Portfolio                          (a)$98.79     (a)$133.11        (a)$176.80  (a)$315.14
                                                          (b)$28.79     (b)$ 88.11        (b)$149.80  (b)$315.14

Metropolitan Series Fund, Inc. (Class B)
MetLife Stock Index Portfolio                             (a)$90.59     (a)$108.48        (a)$135.77  (a)$233.51
                                                          (b)$20.59     (b)$ 63.48        (b)$108.77  (b)$233.51



4. The following information is added to Section 3 - Investment Options in the prospectus:

Met Investors Series Trust (Class B)
The following additional Class B portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated
         International Portfolio

Metropolitan Series Fund, Inc. (Class B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

5.  The following Appendix is added to the prospectus:

                         CONDENSED FINANCIAL INFORMATION

The following chart lists the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of June 30, 2001. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   5/01/2001                   $8.912063
     End of Period                                     8.255304
     Number of Accum. Units Outstanding                11.2207

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   5/01/2001                   $14.132837
     End of Period                                     13.876885
     Number of Accum. Units Outstanding                7.0758

Lord Abbett Growth and Income Sub-Account
     Beginning of Period    5/01/2001                  $43.020130
     End of Period                                     42.454499
     Number of Accum. Units Outstanding                2.3245

MFS Research International Sub-Account
     Beginning of Period     5/01/2001                 $9.610316
     End of Period                                     9.101169
     Number of Accum. Units Outstanding                10.4055

MFS Mid Cap Growth Sub-Account
     Beginning of Period     5/01/2001                 $9.809616
     End of Period                                     9.449208
     Number of Accum. Units Outstanding                10.1941

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   5/01/2001                   $9.660076
     End of Period                                     9.300021
     Number of Accum. Units Outstanding                10.3519

PIMCO Innovation Sub-Account
     Beginning of Period   5/01/2001                   $8.224438
     End of Period                                     7.549292
     Number of Accum. Units Outstanding                 12.1589

PIMCO Total Return Sub-Account
     Beginning of Period     5/01/2001                 $10.009015
     End of Period                                     10.056024
     Number of Accum. Units Outstanding                9.9910

PIMCO Money Market Sub-Account
     Beginning of Period   5/01/2001                   $10.065093
     End of Period                                      10.102288
     Number of Accum. Units Outstanding                9.9354

Met/Putnam Research Sub-Account
     Beginning of Period  5/01/2001                    $9.231404
     End of Period                                     8.951900
     Number of Accum. Units Outstanding                10.8326

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period    5/01/2001                  $10.959025
     End of Period                                      10.684531
     Number of Accum. Units Outstanding                9.1249

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period    5/01/2001                  $10.720066
     End of Period                                     11.349623
     Number of Accum. Units Outstanding                9.3283


6. "Appendix B - Performance Information" is deleted in its entirety from the prospectus. All performance information is now contained in the Statement of Additional Information.

7.  The  following  is  added  to  the  "Appendix  -  Participating   Investment
Portfolios" in the prospectus:

MET INVESTORS SERIES TRUST (Class B):

The following additional Class B portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio

Investment Objective: The Met/AIM Mid Cap Equity Portfolio seeks long-term growth of capital.

Met/AIM Small Cap Growth Portfolio

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

State Street Research Concentrated International Portfolio

Investment Objective: The State Street Research Concentrated International Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND, INC. (Class B):

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

8. The following replaces the section in the prospectus entitled "Investment Options - Dollar Cost Averaging Program."

Dollar Cost Averaging Programs

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:


1.   Standard Dollar Cost Averaging (DCA)

     This program is for new purchase payments only and allows you to systematically transfer a set amount each month from the fixed account or from any investment portfolio to any of the other investment portfolio(s). These transfers are made on a date you select or, if you do not select a date, on the date that purchase payments are allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

THE ENHANCED DOLLAR COST AVERAGING PROGRAM AND THE THREE MONTH MARKET ENTRY PROGRAM DESCRIBED BELOW ARE NOT CURRENTLY AVAILABLE. PLEASE CONTACT YOUR BROKER REGARDING FUTURE AVAILABILITY.

2.   Enhanced Dollar Cost Averaging Program (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account to any investment portfolio(s). The transfer amount will be equal to the amount allocated to the EDCA account divided by the number of DCA months. For example, a $12,000 allocation to a 6-month DCA will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

     You can make subsequent purchase payments while you have an active EDCA Account in effect. Subsequent purchase payments may be allocated by you to your existing EDCA account. When this happens, we create "buckets" within your EDCA account.

     o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

     o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

     o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 to $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

         (See Appendix C for further examples of EDCA with multiple purchase payments.)

         The interest rate earned in an EDCA account will be the 3%, plus any additional interest which we may declare from time to time.

         The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

         If you decide you no longer want to participate in the program, all money remaining in your Enhanced DCA account will be transferred to the PIMCO Money Market Portfolio, unless you specify otherwise.


Three Month Market Entry Program

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

9.  The following Appendix is added to the Prospectus.

APPENDIX  C
EDCA  Examples  with  Multiple  Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                                    ------Account Values------

    Beg of           Amount Allocated               Actual EDCA              EDCA               1st Payment          2nd Payment
     Month                to EDCA                    Transfer            Account Value            Bucket               Bucket
     -----                -------                    --------            -------------            ------               ------

    1                      12000                       2000                   10000               10000
    2                                                  2000                    8095                8095
    3                                                  2000                    6172                6172
    4                       6000                       3000                    9230                3230                  6000
    5                                                  3000                    6309                 261                  6048
    6                                                  3000                    3359                   0                  3359
    7                                                  3000                     386                   0                   386
    8                                                   389                       0                   0                     0
    9                                                     0                       0                   0                     0
    10                                                    0                       0                   0                     0
    11                                                    0                       0                   0                     0
    12                                                    0                       0                   0                     0
    13                                                    0                       0                   0                     0
    14                                                    0                       0                   0                     0
    15                                                    0                       0                   0                     0



12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                                                    ------Account Values------

    Beg of           Amount Allocated               Actual EDCA              EDCA               1st Payment          2nd Payment
     Month                to EDCA                    Transfer            Account Value            Bucket               Bucket
     -----                -------                    --------            -------------            ------               ------

    1                      24000                       2000                   22000               22000
    2                                                  2000                   20209               20209
    3                                                  2000                   18401               18401
    4                                                  2000                   16575               16575
    5                                                  2000                   14732               14732
    6                      12000                       3000                   23872               11872                 12000
    7                                                  3000                   21801                8985                 12096
    8                                                  3000                   18262                6070                 12192
    9                                                  3000                   15417                3128                 12289
    10                                                 3000                   12545                 157                 12387
    11                                                 3000                    9645                   0                  9645
    12                                                 3000                    6722                   0                  6722
    13                                                 3000                    3776                   0                  3776
    14                                                 3000                     806                   0                   806
    15                                                  812                       0                   0                     0


                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        Supplement dated ___________, 2001


         This supplement should be attached to your copy of the prospectus for the variable annuity contracts.

       The following replaces the section in the prospectus entitled "Investment Options - Dollar Cost Averaging Program."

Dollar Cost Averaging Programs

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:


1.   Standard Dollar Cost Averaging (DCA)

     This program is for new purchase payments only and allows you to systematically transfer a set amount each month from the fixed account or from any investment portfolio to any of the other investment portfolio(s). These transfers are made on a date you select or, if you do not select a date, on the date that purchase payments are allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.


2.   Enhanced Dollar Cost Averaging Program (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account to any investment portfolio(s). The transfer amount will be equal to the amount allocated to the EDCA account divided by the number of DCA months. For example, a $12,000 allocation to a 6-month DCA will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

     You can make subsequent purchase payments while you have an active EDCA Account in effect. Subsequent purchase payments may be allocated by you to your existing EDCA account. When this happens, we create "buckets" within your EDCA account.

     o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

     o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

     o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 to $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

         (See Appendix C for further examples of EDCA with multiple purchase payments.)

         The interest rate earned in an EDCA account will be the 3%, plus any additional interest which we may declare from time to time.

         The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

         If you decide you no longer want to participate in the program, all money remaining in your Enhanced DCA account will be transferred to the PIMCO Money Market Portfolio, unless you specify otherwise.


Three Month Market Entry Program

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

The following Appendix is added to the Prospectus.

APPENDIX  C
EDCA  Examples  with  Multiple  Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                                                    ------Account Values------

    Beg of           Amount Allocated               Actual EDCA              EDCA               1st Payment          2nd Payment
     Month                to EDCA                    Transfer            Account Value            Bucket               Bucket
     -----                -------                    --------            -------------            ------               ------

    1                      12000                       2000                   10000               10000
    2                                                  2000                    8095                8095
    3                                                  2000                    6172                6172
    4                       6000                       3000                    9230                3230                  6000
    5                                                  3000                    6309                 261                  6048
    6                                                  3000                    3359                   0                  3359
    7                                                  3000                     386                   0                   386
    8                                                   389                       0                   0                     0
    9                                                     0                       0                   0                     0
    10                                                    0                       0                   0                     0
    11                                                    0                       0                   0                     0
    12                                                    0                       0                   0                     0
    13                                                    0                       0                   0                     0
    14                                                    0                       0                   0                     0
    15                                                    0                       0                   0                     0



12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                                                    ------Account Values------

    Beg of           Amount Allocated               Actual EDCA              EDCA               1st Payment          2nd Payment
     Month                to EDCA                    Transfer            Account Value            Bucket               Bucket
     -----                -------                    --------            -------------            ------               ------

    1                      24000                       2000                   22000               22000
    2                                                  2000                   20209               20209
    3                                                  2000                   18401               18401
    4                                                  2000                   16575               16575
    5                                                  2000                   14732               14732
    6                      12000                       3000                   23872               11872                 12000
    7                                                  3000                   21801                8985                 12096
    8                                                  3000                   18262                6070                 12192
    9                                                  3000                   15417                3128                 12289
    10                                                 3000                   12545                 157                 12387
    11                                                 3000                    9645                   0                  9645
    12                                                 3000                    6722                   0                  6722
    13                                                 3000                    3776                   0                  3776
    14                                                 3000                     806                   0                   806
    15                                                  812                       0                   0                     0



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
               (formerly First Cova Variable Annuity Account One)

                                       AND

                 FIRST METLIFE INVESTORS LIFE INSURANCE COMPANY
                  (formerly First Cova Life Insurance Company)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED October 9, 2001, FOR THE
INDIVIDUAL  FIXED AND  VARIABLE  DEFERRED  ANNUITY  CONTRACT  WHICH IS DESCRIBED
HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED OCTOBER 9, 2001.



                                TABLE OF CONTENTS

                                                                            Page

COMPANY  .................................................................

EXPERTS  .................................................................

CUSTODIAN.................................................................

LEGAL OPINIONS............................................................

DISTRIBUTION..............................................................

CALCULATION OF PERFORMANCE INFORMATION....................................
         Total Return.....................................................
         Historical Unit Values...........................................
         Reporting Agencies...............................................
         Performance Information..........................................

FEDERAL TAX STATUS........................................................
         General  ........................................................
         Diversification..................................................
         Multiple Contracts...............................................
         Partial 1035 Exchanges...........................................
         Contracts Owned by Other than Natural Persons....................
         Tax Treatment of Assignments and Transfer of Ownership...........
         Gifting a Contract...............................................
         Death Benefits...................................................
         Income Tax Withholding...........................................
         Tax Treatment of Withdrawals - Non-Qualified Contracts...........
         Withdrawals - Investment Adviser Fees............................
         Qualified Plans..................................................
         Tax Treatment of Withdrawals - Qualified Contracts...............
         Required Distributions...........................................

ANNUITY PROVISIONS........................................................
         Variable Annuity.................................................
         Fixed Annuity....................................................
         Annuity Unit.....................................................
         Net Investment Factor............................................
         Mortality and Expense Guarantee..................................

FINANCIAL STATEMENTS......................................................

                                     COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company)) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. First MetLife Investors is licensed to do business only in the state of New York.


                                     EXPERTS

The statutory-basis financial statements of the Company as of December 31, 2000 and for the year then ended and the related statutory-basis financial statement schedule included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that indicated that the financial statements were prepared in accordance with accounting practices prescribed or permitted by the New York State Insurance Department, which differ from and are not in accordance with accounting principles generally accepted in the United States of America), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 180 N. Stetson, Chicago, Illinois 60601.

The statutory-basis financial statements of the Company as of December 31, 1999 and for the years ended December 31, 1999 and 1998 included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

The statement of changes in net assets of the Separate Account for the year ended December 31, 1999, included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.


                                    CUSTODIAN

First MetLife Investors Insurance Company, 120 Broadway, New York, NY 10271 is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

MetLife Investors Distribution Company acts as the distributor. Prior to May 1, 2001, MetLife Investors Sales Company (formerly Cova Life Sales Company) was the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.


                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                              n
                               P  (  1  +  T)     =  ERV

Where:

P     =  a hypothetical initial payment of $1,000

T     =  average annual total return

n     =  number of years

ERV   = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

The Separate Account and certain portfolios have been in existence for some time and consequently have an investment performance history. In order to demonstrate how investment experience of these Portfolios affects Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the Portfolios and is for the periods shown.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Portfolios is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 2001. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 2001 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before June 30, 2001. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge rate has been revised as of the date of this Prospectus. The performance information shown in Column A below reflects the previous withdrawal charge rate.

o Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The total return figures are not annualized if the sub-account was in existence for less than one year.

Part 1
Average Annual Total Return for the period ended 6/30/01:

------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                               (reflects all charges and             (reflects insurance charges
                                                                  portfolio expenses)                   and portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                    Portfolio
                                    Inception
Portfolio                           Date               1 yr     5 yrs    since inception    1 yr       5 yrs     since inception
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (Class B)

Lord Abbett Bond Debenture (1)(2)       5/15/97         -5.98%      5.03%       2.62%       -0.13%        5.92%      3.89%
Lord Abbett Growth & Income (1)(2)(3)   3/11/97          4.65%     12.31%       9.72%       10.54%       13.12%     10.81%
Janus Aggressive Growth                 5/1/01            N/A        N/A      -14.50%         N/A         N/A       -7.37%
MFS Research International              5/1/01            N/A        N/A      -12.43%         N/A         N/A       -5.30%
MFS Mid Cap Growth                      5/1/01            N/A        N/A      -10.80%         N/A         N/A       -3.67%
Oppenheimer Capital Appreciation        5/1/01            N/A        N/A      -10.86%         N/A         N/A       -3.73%
PIMCO Innovation                        5/1/01            N/A        N/A      -15.34%         N/A         N/A       -8.21%
PIMCO Money Market                      5/1/01            N/A        N/A       -6.76%         N/A         N/A        0.37%
PIMCO Total Return                      5/1/01            N/A        N/A       -6.66%         N/A         N/A        0.47%
Met Putnam Research                     5/1/01            N/A        N/A      -10.16%         N/A         N/A       -3.03%
-----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

Davis Venture Value (Class E)(4)        5/1/01         -12.41%     13.75%     -9.63%       -6.58%       14.54%      -2.51%
Harris Oakmark Mid-Cap Value
  (Class B)(5)                          5/1/01          38.17%     8.68%      -1.26%       44.17%        9.53%       5.87%

------------------------------------------------------------------------------------------------------------------------------------


(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2)  For  periods  prior  to  the  inception  of  Class  B  shares,  performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through June 30, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from March 11, 1997 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(4) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(5) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.



PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge reflected is the revised charge which takes effect as of the date of this Prospectus.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.



Average Annual Total Return for the period ended 6/30/01:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Accumulation Unit Performance

                                                                                  Column B                     Column C
                                               Fund Performance          (reflects all charges and   (reflects insurance charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                             Portfolio
                             Inception                      10 yrs or                    10 yrs or                      10 yrs or
Portfolio                    Date           1 yr  5 yrs  since inception  1 yr   5 yrs since inception  1 yr   5 yrs since inception
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (Class B) (1)(2):

Lord Abbett Bond Debenture        5/1/96     1.24%   7.41%   7.57%       -5.98%    5.03%     5.23%      -0.13%    5.92%       6.11%
Lord Abbett Growth and Income(3) 12/11/89   12.06%  14.70%  15.48%        4.65%   12.31%    13.43%      10.54%   13.12%      13.89%
Janus Aggressive Growth          2/12/01     N/A     N/A   -17.00%        N/A      N/A     -24.64%      N/A       N/A       -17.45%
MFS Research International       2/12/01     N/A     N/A    -8.50%        N/A      N/A     -16.19%      N/A       N/A        -8.99%
MFS Mid Cap Growth               2/12/01     N/A     N/A    -5.00%        N/A      N/A     -12.72%      N/A       N/A        -5.51%
Oppenheimer Capital Appreciation 2/12/01     N/A     N/A    -6.50%        N/A      N/A     -14.21%      N/A       N/A        -7.00%
PIMCO Innovation                 2/12/01     N/A     N/A    24.10%        N/A      N/A     -31.70%      N/A       N/A       -24.51%
PIMCO Money Market               2/12/01     N/A     N/A     1.56%        N/A      N/A      -6.20%      N/A       N/A         1.02%
PIMCO Total Return               2/12/01     N/A     N/A     1.10%        N/A      N/A      -6.66%      N/A       N/A         0.56%
Met Putnam Research              2/12/01     N/A     N/A   -10.00%        N/A      N/A     -17.69%      N/A       N/A       -10.48%

----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.

MetLife Stock Index              5/1/90    -15.08%  14.05%  14.65%     -23.48%    11.02%    12.13%    -17.695    11.83%     12.58%
------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund

Davis Venture Value (Class E)(4) 10/31/94    -5.11%  16.34%  18.42%     -12.41%   13.75%     16.01%     -6.58%    14.54%      16.59%
Harris Oakmark Mid Cap Value
  (Class B)(5)                    4/30/93    46.60%  11.35%  13.59%      38.17%    8.68%     11.26%     44.17%     9.53%      11.72%

------------------------------------------------------------------------------------------------------------------------------------


(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2)  For  periods  prior  to  the  inception  of  Class  B  shares,  performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through June 30, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(4) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(5) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.



                               FEDERAL TAX STATUS

General

NOTE: the following description is based upon the company's understanding of current federal income tax law applicable to annuities in general. The company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments and Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

If the contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments (contributions) not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non- periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.


Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Qualified Plans

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that certain eligible individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


Tax Treatment of Withdrawals - Qualified Contracts

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; (g) distributions made on account of an IRS levy upon the Qualified Contract; and (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs. You should consult with your IRA sponsor and tax advisor to determine if these new rules are available for your benefit.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

     (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

     (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.


Annuity Unit

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Assets:
   Investments:
     Met Investors Series Trust (Met Investors):
      Lord Abbett Growth and Income Portfolio              33,105 shares at a net asset value of $ 25.48 per share       $ 843,508
      Lord Abbett Growth and Income Portfolio B                 4 shares at a net asset value of   25.47 per share              99
      Bond Debenture Portfolio                             20,152 shares at a net asset value of   11.05 per share         222,676
      Bond Debenture Portfolio B                                9 shares at a net asset value of   11.04 per share              98
      Developing Growth Portfolio                           8,636 shares at a net asset value of   10.99 per share          94,905
      Developing Growth Portfolio B                            10 shares at a net asset value of   10.99 per share             106
      Mid-Cap Value Portfolio                              14,932 shares at a net asset value of   15.86 per share         236,828
      Mid-Cap Value Portfolio B                                 6 shares at a net asset value of   15.86 per share             101
      Quality Bond Portfolio                                6,133 shares at a net asset value of   11.02 per share          67,581
      Quality Bond Portfolio B                                  9 shares at a net asset value of   11.02 per share             101
      Small Cap Stock Portfolio                             8,527 shares at a net asset value of   12.65 per share         107,866
      Small Cap Stock Portfolio B                               8 shares at a net asset value of   12.64 per share             105
      Enhanced Index Portfolio                             18,267 shares at a net asset value of   15.77 per share         288,077
      Enhanced Index Portfolio B                                6 shares at a net asset value of   15.76 per share              97
      Select Equity Portfolio                              10,448 shares at a net asset value of   13.43 per share         140,314
      Select Equity Portfolio B                                 7 shares at a net asset value of   13.42 per share              99
      International Equity Portfolio                       14,869 shares at a net asset value of    9.26 per share         137,687
      International Equity Portfolio B                         10 shares at a net asset value of    9.25 per share              91
      Met Putnam Research Portfolio B                          11 shares at a net asset value of    9.00 per share              97
      Oppenheimer Capital Appreciation Portfolio B             10 shares at a net asset value of    9.35 per share              96
      PIMCO Money Market Portfolio B                          101 shares at a net asset value of    1.00 per share             101
      Janus Aggressive Growth Portfolio B                      11 shares at a net asset value of    8.30 per share              93
      Lord Abbett Growth Opportunities Portfolio               10 shares at a net asset value of    9.65 per share             100
      Lord Abbett Growth Opportunities Portfolio B             10 shares at a net asset value of    9.64 per share             100
      PIMCO Total Return Portfolio B                           10 shares at a net asset value of   10.11 per share             101
      PIMCO Innovation Portfolio B                             12 shares at a net asset value of    7.59 per share              92
      MFS Mid Cap Growth Portfolio B                           10 shares at a net asset value of    9.50 per share              97
      MFS Research International Portfolio B                   10 shares at a net asset value of    9.15 per share              95
     General American Capital Company (GACC):
      Money Market Fund                                         5 shares at a net asset value of   22.11 per share             111
     Russell Insurance Funds (Russell):
      Russell Multi-Style Equity Fund                       3,813 shares at a net asset value of   12.62 per share          48,120
      Russell Aggressive Equity Fund                          577 shares at a net asset value of   11.70 per share           6,751
      Russell Non-U.S. Fund                                 2,313 shares at a net asset value of    9.56 per share          22,110
      Russell Core Bond Fund                                5,194 shares at a net asset value of   10.11 per share          52,515
      Russell Real Estate Securites Fund                      696 shares at a net asset value of   11.20 per share           7,790
     AIM Variable Insurance Funds (AIM):
      AIM Value Fund                                        1,873 shares at a net asset value of   25.68 per share          48,094
      AIM Capital Appreciation Fund                         2,220 shares at a net asset value of   25.99 per share          57,694
      AIM International Equity Fund                         1,485 shares at a net asset value of   17.22 per share          25,567
     Alliance Variable Products (Alliance):
      Alliance Premier Growth Portfolio                     4,112 shares at a net asset value of   27.00 per share         111,024
      Alliance Premier Growth Portfolio B                       3 shares at a net asset value of   26.86 per share              93
      AllianceBernstein Real Estate Invt Portfolio          2,219 shares at a net asset value of   11.21 per share          24,871
      AllianceBernstein Real Estate Invt Portfolio B           10 shares at a net asset value of   11.21 per share             107
      AllianceBernstein Small Cap B                            10 shares at a net asset value of   10.16 per share             102
      AllianceBernstein Value B                                10 shares at a net asset value of    9.94 per share              99

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Assets, continued:
   Investments, continued:
     Liberty Variable Investment Trust (Liberty):
      Newport Tiger Fund, Variable Series                      49 shares at a net asset value of  $ 1.93 per share            $ 94
     Goldman Sachs Asset Management (Goldman Sachs):
      Growth & Income Fund                                     10 shares at a net asset value of    9.73 per share              99
      International Equity Fund                                 9 shares at a net asset value of   10.02 per share              93
      Global Income Fund                                       10 shares at a net asset value of   10.02 per share             101
      Internet Tollkeeper Fund                                 17 shares at a net asset value of    5.88 per share              99
     Scudder Variable Series II (Scudder II):
      Small Cap  Growth  Portfolio                              7 shares at a net asset value of   15.10 per share             100
      Small Cap Value Portfolio                             4,225 shares at a net asset value of   13.07 per share          55,216
      Government Securities Portfolio                           8 shares at a net asset value of   11.86 per share             101
     Scudder Variable Series I (Scudder I):
      International Portfolio B                                10 shares at a net asset value of    9.43 per share              91
     MFS Variable Insurance Trust (MFS):
      MFS Research Series                                   4,849 shares at a net asset value of   15.83 per share          76,768
      MFS Research Series B                                     6 shares at a net asset value of   15.79 per share              94
      MFS Investors Trust Series                              359 shares at a net asset value of   18.28 per share           6,558
      MFS Investors Trust Series B                              5 shares at a net asset value of   18.24 per share              95
      MFS Emerging Growth Series                            1,233 shares at a net asset value of   20.77 per share          25,608
      MFS Emerging Growth Series B                              5 shares at a net asset value of   20.73 per share              95
      MFS High Income Series                                  632 shares at a net asset value of    9.19 per share           5,808
      MFS High Income Series B                                 11 shares at a net asset value of    9.19 per share              98
      MFS Global Government Series B                           10 shares at a net asset value of    9.62 per share              99
      MFS New Discovery Series B                                6 shares at a net asset value of   15.79 per share             101
     Oppenheimer Variable Account Funds (Oppenheimer):
      Oppenheimer Bond Fund/VA                              1,982 shares at a net asset value of   10.96 per share          21,722
     Putnam Variable Trust (Putnam):
      Putnam VT Growth & Income Fund                        2,781 shares at a net asset value of   24.81 per share          68,994
      Putnam VT Growth & Income Fund B                          4 shares at a net asset value of   24.72 per share              98
      Putnam VT Vista Fund                                 25,165 shares at a net asset value of   13.33 per share         335,446
      Putnam VT Vista Fund B                                    7 shares at a net asset value of   13.28 per share              97
      Putnam VT Int'l Growth Fund                           4,200 shares at a net asset value of   13.38 per share          56,201
      Putnam VT Int'l Growth Fund B                             7 shares at a net asset value of   13.34 per share              93
      Putnam VT Int New Opp Fund B                              9 shares at a net asset value of   10.56 per share              92
      Putnam VT New Value Fund B                                7 shares at a net asset value of   14.06 per share             101
     Franklin Templeton Variable Products Series
        Fund (Templeton):
      Templeton Int'l Securities Fund                       4,388 shares at a net asset value of   12.87 per share          56,471
      Templeton Int'l Securities Fund B                         8 shares at a net asset value of   12.77 per share              96
      Templeton Dev Mkt Sec Fund                            5,515 shares at a net asset value of    5.13 per share          28,294
      Templeton Dev Mkt Sec Fund B                             20 shares at a net asset value of    5.11 per share             102
      Franklin Small Cap Fund B                                 5 shares at a net asset value of   18.69 per share              98
      Large Cap Growth Securities Fund B                        6 shares at a net asset value of   15.49 per share              95
      Mutual Shares Securities Fund B                           7 shares at a net asset value of   14.63 per share             103
      Templeton Global Income Securities Fund B                 9 shares at a net asset value of   10.58 per share              98
      Templeton Growth Securities Fund B                        9 shares at a net asset value of   11.13 per share              99
     Fidelity Investments (Fidelity):
      Fidelity Equity-Income Fund B                             4 shares at a net asset value of   23.59 per share              99
      Fidelity Growth Fund B                                    3 shares at a net asset value of   36.63 per share              98
      Fidelity High Income Fund B                              14 shares at a net asset value of    6.70 per share              94



FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Assets, continued:
   Investments, continued:
     American Century Var. Portfolios, Inc. (American Century):
      VP Income & Growth Fund                                   14 shares at a net asset value of  $ 6.78 per share            $ 97
      VP International Fund                                     13 shares at a net asset value of    7.43 per share              93
      VP Value Fund                                             15 shares at a net asset value of    7.07 per share             103
     New England Zenith Fund (New England):
      Davis Venture Value E                                      4 shares at a net asset value of   24.39 per share              98
      Harris Oakmark Mid Cap Value B                             1 shares at a net asset value of  173.78 per share             106
     Dreyfus Variable Investment Fund (Dreyfus):
      Dreyfus VIF-Appreciation Portfolio B                       3 shares at a net asset value of   36.41 per share              96
      Dreyfus VIF-Disciplined Stock Port. B                      4 shares at a net asset value of   22.37 per share              96
      Dreyfus VIP-Stock Index Fund B                             3 shares at a net asset value of   31.49 per share              97
     INVESCO Variable Investment Funds, Inc. (INVESCO):
      VIF Dynamics Fund                                          7 shares at a net asset value of   14.74 per share             100
      VIF High Yield Fund                                       10 shares at a net asset value of    9.48 per share              93
     PIMCO Variable Trust (Pimco):
      High Yield Bond Portfolio                                 12 shares at a net asset value of    7.97 per share              99
      Low Duration Bond Portfolio                               10 shares at a net asset value of    9.88 per share             101
      StockPLUS Growth & Income Portfolio                       10 shares at a net asset value of   10.12 per share              99
      Total Return Bond Portfolio                               10 shares at a net asset value of    9.75 per share             101
                                                                                                                      --------------
          Total assets                                                                                                  $ 3,287,647
                                                                                                                      ==============


Sub-account liabilities: Due to/(from) General Account, net
      Met Investors Bond Debenture Portfolio                                                                                   $ (4)
      Met Investors Developing Growth Portfolio                                                                                  (5)
      Met Investors Developing Growth Portfolio B                                                                                 1
      Met Investors Mid-Cap Value Portfolio                                                                                       2
      Met Investors Quality Bond Portfolio B                                                                                      1
      Met Investors Small Cap Stock Portfolio                                                                                    (6)
      Met Investors Enhanced Index Portfolio                                                                                    (13)
      Met Investors Enhanced Index Portfolio B                                                                                  (52)
      Met Investors Select Equity Portfolio                                                                                      (9)
      Met Investors Select Equity Portfolio B                                                                                     1
      Met Investors International Equity Portfolio                                                                              (12)
      Met Investors PIMCO Money Market Portfolio B                                                                                1
      Met Investors Growth Opportunities Portfolio                                                                                1
      Met Investors Growth Opportunities Portfolio B                                                                              1
      Met Investors PIMCO Total Return Portfolio B                                                                                1
      Met Investors MFS Mid Cap Growth Portfolio B                                                                                1
      GACC Money Market Fund                                                                                                      1
      Russell Multi-Style Equity Fund                                                                                            56
      Russell Aggressive Equity Fund                                                                                              8
      Russell Non-U.S. Fund                                                                                                      24
      Russell Core Bond Fund                                                                                                     58
      Russell Real Estate Securites Fund                                                                                          9
      AIM Value Fund                                                                                                             42



FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Sub-account liabilities: Due to/(from) general account, net, continued
      AIM Capital Appreciation Fund                                                                                       $ 21
      AIM International Equity Fund                                                                                         14
      Alliance Premier Growth Portfolio                                                                                     86
      AllianceBernstein Real Estate Invt Portfolio                                                                          32
      AllianceBernstein Small Cap Portfolio B                                                                                1
      Scudder II Small Cap  Growth  Portfolio                                                                                1
      Scudder II Small Cap Value Portfolio                                                                                  81
      Scudder II Government Securities Portfolio                                                                             1
      MFS Research Series                                                                                                   56
      MFS Investors Trust Series                                                                                             7
      MFS Emerging Growth Series                                                                                            12
      MFS High Income Series                                                                                                 7
      MFS New Discovery Series B                                                                                             1
      Oppenheimer Bond Fund                                                                                                153
      Putnam VT Growth & Income Fund                                                                                        83
      Putnam VT Vista Fund                                                                                                 361
      Putnam VT Vista Fund B                                                                                                 1
      Putnam VT Int'l Growth Fund                                                                                           64
      Templeton Int'l Securities Fund                                                                                       54
      Templeton Dev Mkt Sec Fund                                                                                            28
      Franklin Large Cap Growth Securities Fund B                                                                            1
      Davis Venture Value E                                                                                                  1
      PIMCO Low Duration Bond Portfolio                                                                                      1
                                                                                                                 --------------
          Total liabilities                                                                                            $ 1,174
                                                                                                                 ==============



Sub-account net assets:
     Met Investors Series Trust (Met Investors):
      Lord Abbett Growth and Income Portfolio                                                                        $ 843,508
      Lord Abbett Growth and Income Portfolio B                                                                             99
      Bond Debenture Portfolio                                                                                         222,680
      Bond Debenture Portfolio B                                                                                            98
      Developing Growth Portfolio                                                                                       94,910
      Developing Growth Portfolio B                                                                                        105
      Mid-Cap Value Portfolio                                                                                          236,826
      Mid-Cap Value Portfolio B                                                                                            101
      Quality Bond Portfolio                                                                                            67,581
      Quality Bond Portfolio B                                                                                             100
      Small Cap Stock Portfolio                                                                                        107,872
      Small Cap Stock Portfolio B                                                                                          105
      Enhanced Index Portfolio                                                                                         288,090
      Enhanced Index Portfolio B                                                                                           149
      Select Equity Portfolio                                                                                          140,323
      Select Equity Portfolio B                                                                                             98
      International Equity Portfolio                                                                                   137,699
      International Equity Portfolio B                                                                                      91



FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Sub-account net assets, continued:
      Met Putnam Research Portfolio B                                                                         $ 97
      Oppenheimer Capital Appreciation Portfolio B                                                              96
      PIMCO Money Market Portfolio B                                                                           100
      Janus Aggressive Growth Portfolio B                                                                       93
      Growth Opportunities Portfolio                                                                            99
      Growth Opportunities Portfolio B                                                                          99
      PIMCO Total Return Portfolio B                                                                           100
      PIMCO Innovation Portfolio B                                                                              92
      MFS Mid Cap Growth Portfolio B                                                                            96
      MFS Research International Portfolio B                                                                    95
     General American Capital Company
      Money Market Fund                                                                                        110
     Russell Insurance Funds:
      Russell Multi-Style Equity Fund                                                                       48,064
      Russell Aggressive Equity Fund                                                                         6,743
      Russell Non-U.S. Fund                                                                                 22,086
      Russell Core Bond Fund                                                                                52,457
      Russell Real Estate Securites Fund                                                                     7,781
     AIM Variable Insurance Funds:
      AIM Value Fund                                                                                        48,052
      AIM Capital Appreciation Fund                                                                         57,673
      AIM International Equity Fund                                                                         25,553
     Alliance Variable Products:
      Alliance Premier Growth Portfolio                                                                    110,938
      Alliance Premier Growth Portfolio B                                                                       93
      AllianceBernstein Real Estate Invt Portfolio                                                          24,839
      AllianceBernstein Real Estate Invt Portfolio B                                                           107
      AllianceBernstein Small Cap Portfolio B                                                                  101
      AllianceBernstein Value Portfolio B                                                                       99
     Keyport Variable Investment
      Newport Tiger Fund, Variable Series                                                                       94
     Goldman Sachs Asset Management
      Growth & Income Fund                                                                                      99
      International Equity Fund                                                                                 93
      Global Income Fund                                                                                       101
      Internet Tollkeeper Fund                                                                                  99
     Scudder Variable Series II:
      Small Cap  Growth  Portfolio                                                                              99
      Small Cap Value Portfolio                                                                             55,135
      Government Securities Portfolio                                                                          100
     Scudder Variable Series I:
      International Portfolio B                                                                                 91
     MFS Variable Insurance Trust:
      MFS Research Series                                                                                   76,712
      MFS Research Series B                                                                                     94
      MFS Investors Trust Series                                                                             6,551
      MFS Investors Trust Series B                                                                              95
      MFS Emerging Growth Series                                                                            25,596
      MFS Emerging Growth Series B                                                                              95




FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Sub-account net assets, continued:
      MFS High Income Series                                                                                   $ 5,801
      MFS High Income Series B                                                                                      98
      MFS Global Government Series B                                                                                99
      MFS New Discovery Series B                                                                                   100
     Oppenheimer Variable Account Funds:
      Oppenheimer Bond Fund/VA                                                                                  21,569
     Putnam Variable Trust:
      Putnam VT Growth & Income Fund                                                                            68,911
      Putnam VT Growth & Income Fund B                                                                              98
      Putnam VT Vista Fund                                                                                     335,086
      Putnam VT Vista Fund B                                                                                        96
      Putnam VT Int'l Growth Fund                                                                               56,137
      Putnam VT Int'l Growth Fund B                                                                                 93
      Putnam VT Int New Opp Fund B                                                                                  91
      Putnam VT New Value Fund B                                                                                   101
     Franklin Templeton Variable Products Series Fund:
      Templeton Int'l Securities Fund                                                                           56,417
      Templeton Int'l Securities Fund B                                                                             96
      Templeton Dev Mkt Sec Fund                                                                                28,266
      Templeton Dev Mkt Sec Fund B                                                                                 102
      Franklin Small Cap Fund B                                                                                     98
      Large Cap Growth Securities Fund B                                                                            94
      Mutual Shares Securities Fund B                                                                              103
      Templeton Global Income Securities Fund B                                                                     98
      Templeton Growth Securities Fund B                                                                            99
     Fidelity Investments
      Fidelity Equity-Income Fund B                                                                                 99
      Fidelity Growth Fund B                                                                                        98
      Fidelity High Income Fund B                                                                                   94
     American Century Var. Portfolios, Inc.
      VP Income & Growth Fund                                                                                       97
      VP International Fund                                                                                         93
      VP Value Fund                                                                                                103
     New England Zenith Fund
      Davis Venture Value E                                                                                         97
      Harris Oakmark Mid Cap Value B                                                                               106
     Dreyfus Variable Investment Fund
      Dreyfus VIF-Appreciation Portfolio B                                                                          96
      Dreyfus VIF-Disciplined Stock Port. B                                                                         96
      Dreyfus VIP-Stock Index Fund B                                                                                97
     INVESCO Variable Investment Funds, Inc.
      VIF Dynamics Fund                                                                                            100
      VIF High Yield Fund                                                                                           93
     PIMCO Variable Trust:
      High Yield Bond Portfolio                                                                                     99
      Low Duration Bond Portfolio                                                                                  100
      StockPLUS Growth & Income Portfolio                                                                           99
      Total Return Bond Portfolio                                                                                  101
                                                                                                         --------------
          Net assets                                                                                       $ 3,286,473
                                                                                                         ==============



FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                                                    Met Investors
                                              -------------------------------------------------------------------------------------
                                               Lord Abbett  Lord Abbett
                                                Growth      Growth and                Bond                    Developing    Large
                                                  and        Income       Bond      Debenture    Developing    Growth        Cap
                                                Income      Portfolio B  Debenture  Portfolio B   Growth      Portfolio B  Research
                                              -----------  -----------  ---------  -----------  -----------  -----------  ---------


 Investment income:
    Dividends                                $     7,368            1     17,692            8            -            -      1,138
                                              -----------  -----------  ---------  -----------  -----------  -----------  ---------

 Expenses:
    Mortality and expense risk                     4,829            -      1,426            -          490            -        254
    Administrative fee                               579            -        171            -           59            -         31
                                              -----------  -----------  ---------  -----------  -----------  -----------  ---------
        Total expenses                             5,408            -      1,597            -          549            -        285
                                              -----------  -----------  ---------  -----------  -----------  -----------  ---------

        Net investment income (loss)               1,960            1     16,095            8         (549)           -        853
                                              -----------  -----------  ---------  -----------  -----------  -----------  ---------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                       2,600            -        (18)           -          (71)           -     21,797
    Realized gain distributions                        -            -          -            -            -            -      4,663
                                              -----------  -----------  ---------  -----------  -----------  -----------  ---------
        Net realized gain (loss)                   2,600            -        (18)           -          (71)           -     26,460
                                              -----------  -----------  ---------  -----------  -----------  -----------  ---------

 Change in unrealized appreciation               (37,825)          (2)   (12,596)         (10)         604            6    (28,900)
                                              -----------  -----------  ---------  -----------  -----------  -----------  ---------

        Net increase (decrease) in net
          assets from operations             $   (33,265)          (1)     3,481           (2)         (16)           6     (1,587)
                                              ===========  ===========  =========  ===========  ===========  ===========  =========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                                                     Met Investors
                                               -------------------------------------------------------------------------------------

                                                            Mid-Cap                   Quality       Small        Small
                                                Mid-Cap      Value       Quality       Bond          Cap       Cap Stock    Enhanced
                                                 Value     Portfolio B    Bond       Portfolio B    Stock      Portfolio B   Index
                                               ---------  -----------  -----------  -----------  -----------  -----------  ---------


 Investment income:
    Dividends                                 $   1,087            -        3,220            5          171            -      2,244
                                               ---------  -----------  -----------  -----------  -----------  -----------  ---------

 Expenses:
    Mortality and expense risk                    1,364            -          422            -          688            -      1,827
    Administrative fee                              164            -           51            -           83            -        219
                                               ---------  -----------  -----------  -----------  -----------  -----------  ---------
        Total expenses                            1,528            -          473            -          771            -      2,046
                                               ---------  -----------  -----------  -----------  -----------  -----------  ---------

        Net investment income (loss)               (441)           -        2,747            5         (600)           -        198
                                               ---------  -----------  -----------  -----------  -----------  -----------  ---------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                      2,345            -          296            -       (1,498)           -       (874)
    Realized gain distributions                  20,100            9            -            -       13,745           13          -
                                               ---------  -----------  -----------  -----------  -----------  -----------  ---------
        Net realized gain (loss)                 22,445            9          296            -       12,247           13       (874)
                                               ---------  -----------  -----------  -----------  -----------  -----------  ---------

 Change in unrealized appreciation              (15,321)          (8)      (1,406)          (4)     (16,152)          (9)   (17,167)
                                               ---------  -----------  -----------  -----------  -----------  -----------  ---------

        Net increase (decrease) in net
          assets from operations              $   6,683            1        1,637            1       (4,505)           4    (17,843)
                                               =========  ===========  ===========  ===========  ===========  ===========  =========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                                                Met Investors
                                              --------------------------------------------------------------------------------------
                                                                                                                        Oppenheimer
                                               Enhanced             Select                   International   Putnam       Capital
                                                Index     Select    Equity     International    Equity      Research    Appreciation
                                                  B       Equity   Portfolio B    Equity      Portfolio B       B            B
                                              ---------  --------  ----------  ------------  ------------  -----------  ------------


 Investment income:
    Dividends                                $       1       628           -         1,775             1            -             -
                                              ---------  --------  ----------  ------------  ------------  -----------  ------------

 Expenses:
    Mortality and expense risk                       -       929           -           938             -            -             -
    Administrative fee                               -       111           -           112             -            -             -
                                              ---------  --------  ----------  ------------  ------------  -----------  ------------
        Total expenses                               -     1,040           -         1,050             -            -             -
                                              ---------  --------  ----------  ------------  ------------  -----------  ------------

        Net investment income (loss)                 1      (412)          -           725             1            -             -
                                              ---------  --------  ----------  ------------  ------------  -----------  ------------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                         -    (2,819)          -        (2,000)            -            -             -
    Realized gain distributions                      -     2,847           2        16,845            11            -             -
                                              ---------  --------  ----------  ------------  ------------  -----------  ------------
        Net realized gain (loss)                     -        28           2        14,845            11            -             -
                                              ---------  --------  ----------  ------------  ------------  -----------  ------------

 Change in unrealized appreciation                  (4)   (3,582)         (3)      (41,240)          (21)          (3)           (4)
                                              ---------  --------  ----------  ------------  ------------  -----------  ------------

        Net increase (decrease) in net
          assets from operations             $      (3)   (3,966)         (1)      (25,670)           (9)          (3)           (4)
                                              =========  ========  ==========  ============  ============  ===========  ============


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                                                    Met Investors
                                              ---------  -----------  --------------------------------------------------------------
                                               PIMCO        Janus                      LA          PIMCO                     MFS
                                               Money      Aggressive      LA         Growth     Total Return   PIMCO       Mid Cap
                                               Market      Growth       Growth     Opportunity     Bond      Innovation    Growth
                                                 B            B       Opportunity       B            B           B            B
                                              ---------  -----------  -----------  -----------  -----------  ----------  -----------


 Investment income:
    Dividends                                $       1            -            -            -            -           -            -
                                              ---------  -----------  -----------  -----------  -----------  ----------  -----------

 Expenses:
    Mortality and expense risk                       -            -            -            -            -           -            -
    Administrative fee                               -            -            -            -            -           -            -
                                              ---------  -----------  -----------  -----------  -----------  ----------  -----------
        Total expenses                               -            -            -            -            -           -            -
                                              ---------  -----------  -----------  -----------  -----------  ----------  -----------

        Net investment income (loss)                 1            -            -            -            -           -            -
                                              ---------  -----------  -----------  -----------  -----------  ----------  -----------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                         -            -            -            -            -           -            -
    Realized gain distributions                      -            -            -            -            -           -            -
                                              ---------  -----------  -----------  -----------  -----------  ----------  -----------
        Net realized gain (loss)                     -            -            -            -            -           -            -
                                              ---------  -----------  -----------  -----------  -----------  ----------  -----------

 Change in unrealized appreciation                   -           (7)           -            -            1          (8)          (3)
                                              ---------  -----------  -----------  -----------  -----------  ----------  -----------

        Net increase (decrease) in net
          assets from operations             $       1           (7)           -            -            1          (8)          (3)
                                              =========  ===========  ===========  ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                             Met Investors    GACC                               Russell
                                              ------------  ----------  ----------------------------------------------------------
                                                  MFS
                                                Research                  Multi-                                          Real
                                               International  Money       Style      Aggressive               Core       Estate
                                                   B          Market      Equity      Equity      Non-US      Bond      Securities
                                              ------------  ----------  ----------  -----------  ---------  ---------  -----------


 Investment income:
    Dividends                                $          -           -          55            2          -        819           75
                                              ------------  ----------  ----------  -----------  ---------  ---------  -----------

 Expenses:
    Mortality and expense risk                          -           -         199           27         95        212           30
    Administrative fee                                  -           -          24            3         11         25            4
                                              ------------  ----------  ----------  -----------  ---------  ---------  -----------
        Total expenses                                  -           -         223           30        106        237           34
                                              ------------  ----------  ----------  -----------  ---------  ---------  -----------

        Net investment income (loss)                    -           -        (168)         (28)      (106)       582           41
                                              ------------  ----------  ----------  -----------  ---------  ---------  -----------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                            -           -         (13)          (1)        (6)        (2)           -
    Realized gain distributions                         -           -         648            -          -          -            -
                                              ------------  ----------  ----------  -----------  ---------  ---------  -----------
        Net realized gain (loss)                        -           -         635           (1)        (6)        (2)           -
                                              ------------  ----------  ----------  -----------  ---------  ---------  -----------

 Change in unrealized appreciation                     (5)          3      (4,611)         (42)    (2,703)      (431)         473
                                              ------------  ----------  ----------  -----------  ---------  ---------  -----------

        Net increase (decrease) in net
          assets from operations             $         (5)          3      (4,144)         (71)    (2,815)       149          514
                                              ============  ==========  ==========  ===========  =========  =========  ===========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                            AIM                                         Alliance
                                              ------------------------------------  ------------------------------------------------
                                                                                                             Bernstein    Bernstein
                                                            V.I.          V.I.                   Premier       Real      Real Estate
                                               V.I. Value Capital      International Premier     Growth       Estate      Investment
                                               Value     Appreciation    Equity       Growth    Portfolio B  Investment  Portfolio B
                                              --------  ------------  ------------  ---------- -----------  -----------  -----------


 Investment income:
    Dividends                                $      -             -             -           -           -          835            4
                                              --------  ------------  ------------  ---------- -----------  -----------  -----------

 Expenses:
    Mortality and expense risk                    303           371           166         667           -          119            -
    Administrative fee                             36            45            20          80           -           14            -
                                              --------  ------------  ------------  ---------- -----------  -----------  -----------
        Total expenses                            339           416           186         747           -          133            -
                                              --------  ------------  ------------  ---------- -----------  -----------  -----------

        Net investment income (loss)             (339)         (416)         (186)       (747)          -          702            4
                                              --------  ------------  ------------  ---------- -----------  -----------  -----------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                      (90)         (203)          (93)       (206)          -            6            -
    Realized gain distributions                     -             -             -       5,926           5            -            -
                                              --------  ------------  ------------  ---------- -----------  -----------  -----------
        Net realized gain (loss)                  (90)         (203)          (93)      5,720           5            6            -
                                              --------  ------------  ------------  ---------- -----------  -----------  -----------

 Change in unrealized appreciation             (2,893)      (10,188)       (4,097)    (16,480)        (12)       1,231            3
                                              --------  ------------  ------------  ---------- -----------  -----------  -----------

        Net increase (decrease) in net
          assets from operations             $ (3,322)      (10,807)       (4,376)    (11,507)         (7)       1,939            7
                                              ========  ============  ============  ========== ===========  ===========  ===========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                     Alliance            Liberty                     Goldman Sachs
                                             ------------------------  -----------  -----------------------------------------------
                                                                         Newport
                                              Bernstein    Bernstein      Tiger      Growth
                                              Small Cap      Value        Fund,       and      International  Global     Internet
                                                  B            B        Variable     Income      Equity       Income     Tollkeeper
                                             -----------  -----------  -----------  --------  -------------  ---------  -----------


 Investment income:
    Dividends                               $         -            -            -         -              -          -            -
                                             -----------  -----------  -----------  --------  -------------  ---------  -----------

 Expenses:
    Mortality and expense risk                        -            -            -         -              -          -            -
    Administrative fee                                -            -            -         -              -          -            -
                                             -----------  -----------  -----------  --------  -------------  ---------  -----------
        Total expenses                                -            -            -         -              -          -            -
                                             -----------  -----------  -----------  --------  -------------  ---------  -----------

        Net investment income (loss)                  -            -            -         -              -          -            -
                                             -----------  -----------  -----------  --------  -------------  ---------  -----------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                          -            -            -         -              -          -            -
    Realized gain distributions                       -            -            -         -              -          -            -
                                             -----------  -----------  -----------  --------  -------------  ---------  -----------
        Net realized gain (loss)                      -            -            -         -              -          -            -
                                             -----------  -----------  -----------  --------  -------------  ---------  -----------

 Change in unrealized appreciation                    2           (1)          (6)       (1)            (7)         1           (1)
                                             -----------  -----------  -----------  --------  -------------  ---------  -----------

        Net increase (decrease) in net
          assets from operations            $         2           (1)          (6)       (1)            (7)         1           (1)
                                             ===========  ===========  ===========  ========  =============  =========  ===========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                         Scudder II                Scudder I                   MFS
                                             -----------------------------------  ------------  ------------------------------------

                                              Small      Small                                                            Investors
                                               Cap        Cap       Government    International              Research       Trust
                                              Growth     Value      Securities    Portfolio B    Research    Series B      Series
                                             --------  ----------  -------------  ------------  ----------  -----------  -----------


 Investment income:
    Dividends                               $      -           -              -             -          10            -           33
                                             --------  ----------  -------------  ------------  ----------  -----------  -----------

 Expenses:
    Mortality and expense risk                     -         303              -             -         447            -           39
    Administrative fee                             -          36              -             -          54            -            5
                                             --------  ----------  -------------  ------------  ----------  -----------  -----------
        Total expenses                             -         339              -             -         501            -           44
                                             --------  ----------  -------------  ------------  ----------  -----------  -----------

        Net investment income (loss)               -        (339)             -             -        (491)           -          (11)
                                             --------  ----------  -------------  ------------  ----------  -----------  -----------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                      (5)      7,584              1             -        (479)           -           (7)
    Realized gain distributions                    -           -              -             -      10,052            -          170
                                             --------  ----------  -------------  ------------  ----------  -----------  -----------
        Net realized gain (loss)                  (5)      7,584              1             -       9,573            -          163
                                             --------  ----------  -------------  ------------  ----------  -----------  -----------

 Change in unrealized appreciation                 5         196             91            (9)    (17,649)          (6)        (648)
                                             --------  ----------  -------------  ------------  ----------  -----------  -----------

        Net increase (decrease) in net
          assets from operations            $      -       7,441             92            (9)     (8,567)          (6)        (496)
                                             ========  ==========  =============  ============  ==========  ===========  ===========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                                                     MFS
                                             ---------------------------------------------------------------------------------------

                                              Investors               Emerging                  High         Global          New
                                               Trust      Emerging     Growth       High       Income      Governments    Discovery
                                              Series B     Growth     Series B     Income     Series B      Series B      Series B
                                             ----------  ----------  -----------  ---------  -----------  -------------  -----------


 Investment income:
    Dividends                               $        -           -            -        488            -              -            -
                                             ----------  ----------  -----------  ---------  -----------  -------------  -----------

 Expenses:
    Mortality and expense risk                       -         163            -         35            -              -            -
    Administrative fee                               -          20            -          4            -              -            -
                                             ----------  ----------  -----------  ---------  -----------  -------------  -----------
        Total expenses                               -         183            -         39            -              -            -
                                             ----------  ----------  -----------  ---------  -----------  -------------  -----------

        Net investment income (loss)                 -        (183)           -        449            -              -            -
                                             ----------  ----------  -----------  ---------  -----------  -------------  -----------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                         -        (120)           -        (12)           -              -            -
    Realized gain distributions                      -       1,635            -          -            -              -            -
                                             ----------  ----------  -----------  ---------  -----------  -------------  -----------
        Net realized gain (loss)                     -       1,515            -        (12)           -              -            -
                                             ----------  ----------  -----------  ---------  -----------  -------------  -----------

 Change in unrealized appreciation                  (5)     (8,629)          (5)      (517)          (2)            (1)           1
                                             ----------  ----------  -----------  ---------  -----------  -------------  -----------

        Net increase (decrease) in net
          assets from operations            $       (5)     (7,297)          (5)       (80)          (2)            (1)           1
                                             ==========  ==========  ===========  =========  ===========  =============  ===========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                              Oppenheimer                                     Putnam
                                             -----------  --------------------------------------------------------------------------
                                                              VT          VT                                                VT
                                                            Growth      Growth                   VT          VT        International
                                                Bond         and       and Income     VT       Vista    International     Growth
                                              Fund (VA)     Income         B         Vista     Class B     Growth         Fund B
                                             -----------  ----------  -----------  ---------  --------  -------------  -------------


 Investment income:
    Dividends                               $     1,605       1,082            -          -         -            201              -
                                             -----------  ----------  -----------  ---------  --------  -------------  -------------

 Expenses:
    Mortality and expense risk                      123         373            -      2,106         -            323              -
    Administrative fee                               15          45            -        253         -             39              -
                                             -----------  ----------  -----------  ---------  --------  -------------  -------------
        Total expenses                              138         418            -      2,359         -            362              -
                                             -----------  ----------  -----------  ---------  --------  -------------  -------------

        Net investment income (loss)              1,467         664            -     (2,359)        -           (161)             -
                                             -----------  ----------  -----------  ---------  --------  -------------  -------------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                          -          18            -       (849)        -            (58)             -
    Realized gain distributions                       -         755            -     38,199         -          6,287              -
                                             -----------  ----------  -----------  ---------  --------  -------------  -------------
        Net realized gain (loss)                      -         773            -     37,350         -          6,229              -
                                             -----------  ----------  -----------  ---------  --------  -------------  -------------

 Change in unrealized appreciation                 (711)     (1,578)          (2)  (121,046)       (3)       (13,289)            (7)
                                             -----------  ----------  -----------  ---------  --------  -------------  -------------

        Net increase (decrease) in net
          assets from operations            $       756        (141)          (2)   (86,055)       (3)        (7,221)            (7)
                                             ===========  ==========  ===========  =========  ========  =============  =============


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                     Putnam                                      Templeton
                                             ----------------------  --------------------------------------------------------------
                                               VT Int'l       VT                                                            Franklin
                                                 New         New                    International  Developing  Developing    Small
                                            Opportunities   Value    International   Securities     Markets      Markets      Cap
                                                  B        Class B    Securities       Fund B      Securities  Securities B    B
                                             ------------  --------  -------------  ------------  ----------  -----------  --------


 Investment income:
    Dividends                               $          -         -          1,683             3         273            1         -
                                             ------------  --------  -------------  ------------  ----------  -----------  --------

 Expenses:
    Mortality and expense risk                         -         -            318             -         141            -         -
    Administrative fee                                 -         -             38             -          17            -         -
                                             ------------  --------  -------------  ------------  ----------  -----------  --------
        Total expenses                                 -         -            356             -         158            -         -
                                             ------------  --------  -------------  ------------  ----------  -----------  --------

        Net investment income (loss)                   -         -          1,327             3         115            1         -
                                             ------------  --------  -------------  ------------  ----------  -----------  --------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                           -         -             (7)            -          (5)           -         -
    Realized gain distributions                        -         -         12,605            22           -            -         -
                                             ------------  --------  -------------  ------------  ----------  -----------  --------
        Net realized gain (loss)                       -         -         12,598            22          (5)           -         -
                                             ------------  --------  -------------  ------------  ----------  -----------  --------

 Change in unrealized appreciation                    (8)        1        (17,920)          (28)        242            1        (2)
                                             ------------  --------  -------------  ------------  ----------  -----------  --------

        Net increase (decrease) in net
          assets from operations            $         (8)        1         (3,995)           (3)        352            2        (2)
                                             ============  ========  =============  ============  ==========  ===========  ========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                                      Templeton                                Fidelity
                                             -------------------------------------------------  -----------------------------------
                                              Franklin      Mutual      Templeton                   VIP
                                              Large Cap     Shares       Global       Growth      Equity-       VIP         VIP
                                               Growth      Securities    Income     Securities     Income      Growth   High Income
                                            Securities B       B         Fund B       Fund B     Portfolio B     B        Fund B
                                             -----------  -----------  -----------  ----------  ------------  --------  -----------


 Investment income:
    Dividends                               $         -            2            3           2             -         -            -
                                             -----------  -----------  -----------  ----------  ------------  --------  -----------

 Expenses:
    Mortality and expense risk                        -            -            -           -             -         -            -
    Administrative fee                                -            -            -           -             -         -            -
                                             -----------  -----------  -----------  ----------  ------------  --------  -----------
        Total expenses                                -            -            -           -             -         -            -
                                             -----------  -----------  -----------  ----------  ------------  --------  -----------

        Net investment income (loss)                  -            2            3           2             -         -            -
                                             -----------  -----------  -----------  ----------  ------------  --------  -----------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                          -            -            -           -             -         -            -
    Realized gain distributions                      21            6            -          17             -         -            -
                                             -----------  -----------  -----------  ----------  ------------  --------  -----------
        Net realized gain (loss)                     21            6            -          17             -         -            -
                                             -----------  -----------  -----------  ----------  ------------  --------  -----------

 Change in unrealized appreciation                  (26)          (5)          (5)        (19)           (1)       (2)          (6)
                                             -----------  -----------  -----------  ----------  ------------  --------  -----------

        Net increase (decrease) in net
          assets from operations            $        (5)           3           (2)          -            (1)       (2)          (6)
                                             ===========  ===========  ===========  ==========  ============  ========  ===========


See accompanying notes to financial statements.


FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                        American Century                Zenith                     Dreyfus
                                             ----------------------------------  -----------------------  --------------------------
                                                                                               Harris         VIF           VIF
                                                VP                                 Davis       Oakmark      Capital      Disciplined
                                             Income &        VP           VP      Venture      Mid Cap    Appreciation     Stock
                                              Growth     International   Value    Value E      Value B    Portfolio B        B
                                             ----------  ------------  --------  ----------  -----------  -------------  -----------


 Investment income:
    Dividends                               $        -             -         -           -            -              -            -
                                             ----------  ------------  --------  ----------  -----------  -------------  -----------

 Expenses:
    Mortality and expense risk                       -             -         -           -            -              -            -
    Administrative fee                               -             -         -           -            -              -            -
                                             ----------  ------------  --------  ----------  -----------  -------------  -----------
        Total expenses                               -             -         -           -            -              -            -
                                             ----------  ------------  --------  ----------  -----------  -------------  -----------

        Net investment income (loss)                 -             -         -           -            -              -            -
                                             ----------  ------------  --------  ----------  -----------  -------------  -----------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                         -             -         -           -            -              -            -
    Realized gain distributions                      -             -         -           -            -              -            -
                                             ----------  ------------  --------  ----------  -----------  -------------  -----------
        Net realized gain (loss)                     -             -         -           -            -              -            -
                                             ----------  ------------  --------  ----------  -----------  -------------  -----------

 Change in unrealized appreciation                  (3)           (7)        3          (2)           6             (4)          (4)
                                             ----------  ------------  --------  ----------  -----------  -------------  -----------

        Net increase (decrease) in net
          assets from operations            $       (3)           (7)        3          (2)           6             (4)          (4)
                                             ==========  ============  ========  ==========  ===========  =============  ===========


See accompanying notes to financial statements.


FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                       Dreyfus           Invesco
                                                     -----------  ---------------------

                                                        Stock                   VIF
                                                        Index        VIF        High
                                                       Fund B     Dynamics     Yield
                                                     -----------  ----------  ---------


 Investment income:
    Dividends                                       $         -           -          -
                                                     -----------  ----------  ---------

 Expenses:
    Mortality and expense risk                                -           -          -
    Administrative fee                                        -           -          -
                                                     -----------  ----------  ---------
        Total expenses                                        -           -          -
                                                     -----------  ----------  ---------

        Net investment income (loss)                          -           -          -
                                                     -----------  ----------  ---------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                                  -           -          -
    Realized gain distributions                               -           -          -
                                                     -----------  ----------  ---------
        Net realized gain (loss)                              -           -          -
                                                     -----------  ----------  ---------

 Change in unrealized appreciation                           (3)          -         (7)
                                                     -----------  ----------  ---------

        Net increase (decrease) in net
          assets from operations                    $        (3)          -         (7)
                                                     ===========  ==========  =========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited


                                                                                PIMCO
                                                       ----------------------------------------------

                                                        High        Low       StocksPLUS     Total
                                                        Yield     Duration     Growth &      Return
                                                        Bond        Bond        Income        Bond        Total
                                                       --------  -----------  ------------  ---------  ------------


 Investment income:
    Dividends                                       $        1            1             1          1        42,520
                                                       --------  -----------  ------------  ---------  ------------

 Expenses:
    Mortality and expense risk                               -            -             -          -        19,727
    Administrative fee                                       -            -             -          -         2,368
                                                       --------  -----------  ------------  ---------  ------------
        Total expenses                                       -            -             -          -        22,095
                                                       --------  -----------  ------------  ---------  ------------

        Net investment income (loss)                         1            1             1          1        20,425
                                                       --------  -----------  ------------  ---------  ------------

 Net realized gain (loss) on investments:
    Realized gain (loss) on sale of portfolio
      shares                                                 -            -             -          -        25,211
    Realized gain distributions                              -            -             -          -       134,583
                                                       --------  -----------  ------------  ---------  ------------
        Net realized gain (loss)                             -            -             -          -       159,794
                                                       --------  -----------  ------------  ---------  ------------

 Change in unrealized appreciation                          (2)           -            (2)         -      (395,046)
                                                       --------  -----------  ------------  ---------  ------------

        Net increase (decrease) in net
          assets from operations                    $       (1)           1            (1)         1      (214,827)
                                                       ========  ===========  ============  =========  ============


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited


                                                                                   Met Investors
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett   Lord Abbett
                                             Growth      Growth and                  Bond                   Developing     Large
                                               and        Income        Bond       Debenture   Developing    Growth         Cap
                                             Income     Portfolio B   Debenture   Portfolio B    Growth    Portfolio B   Research
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------

Increase (decrease) in net assets from
    operations:
      Investment income                  $      1,960            1       16,095            8        (549)           -          853
      Net realized gain (loss)                  2,600            -          (18)           -         (71)           -       26,460
      Change in unrealized appreciation       (37,825)          (2)     (12,596)         (10)        604            6      (28,900)
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
          operations                          (33,265)          (1)       3,481           (2)        (16)           6       (1,587)
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
    MetLife payments                                -          100            -          100           -          100            -
    MetLife redemptions                             -            -            -            -           -            -            -
    Payments received from contract
      owners                                   24,083            -            -            -      19,263            -       12,000
    Transfers between sub-accounts, net       253,621            -          694            -       9,314            -     (187,441)
    Transfers for contract benefits,
      terminations and insurance charges      (23,532)           -       (5,639)           -        (160)          (1)        (145)
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
          assets from contract
          transactions                        254,172          100       (4,945)         100      28,417           99     (175,586)
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
          assets                              220,907           99       (1,464)          98      28,401          105     (177,173)

Net assets at beginning of period             622,601            -      224,144            -      66,509            -      177,173
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------
Net assets as end of period               $   843,508           99      222,680           98      94,910          105            -
                                           ===========  ===========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited


                                                                                   Met Investors
                                           ----------------------------------------------------------------------------------------

                                                          Mid-Cap                  Quality       Small        Small
                                             Mid-Cap       Value       Quality       Bond         Cap       Cap Stock    Enhanced
                                              Value     Portfolio B     Bond      Portfolio B    Stock     Portfolio B     Index
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

Increase (decrease) in net assets from
   operations:
      Investment income                   $      (441)           -        2,747           5         (600)           -          198
      Net realized gain (loss)                 22,445            9          296           -       12,247           13         (874)
      Change in unrealized appreciation       (15,321)          (8)      (1,406)         (4)     (16,152)          (9)     (17,167)
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
        Net increase (decrease) from
          operations                            6,683            1        1,637           1       (4,505)           4      (17,843)
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

 Contract transactions:
    MetLife payments                                -          100            -         100            -          100            -
    MetLife redemptions                             -            -            -           -            -            -            -
    Payments received from contract
      owners                                   36,973            -       14,472           -        1,710            -            -
    Transfers between sub-accounts, net         5,365            -            -           -      (21,886)           -        6,551
    Transfers for contract benefits,
      terminations and insurance charges       (5,106)           -       (4,346)         (1)         (23)           1       (6,034)
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
        Net increase (decrease) in net
          assets from contract
          transactions                         37,232          100       10,126          99      (20,199)         101          517
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

        Net increase (decrease) in net
          assets                               43,915          101       11,763         100      (24,704)         105      (17,326)

 Net assets at beginning of period            192,911            -       55,818           -      132,576            -      305,416
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
 Net assets as end of period              $   236,826          101       67,581         100      107,872          105      288,090
                                           ===========  ===========  ===========  ==========  ===========  ===========  ===========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited


                                                                               Met Investors
                                           -----------------------------------------------------------------------------------------
                                                                                                                        Oppenheimer
                                            Enhanced               Select                     International   Putnam      Capital
                                             Index     Select      Equity     International      Equity      Research   Appreciation
                                               B       Equity    Portfolio B     Equity        Portfolio B      B           B
                                           ---------  ---------  -----------  --------------  -------------  -------  --------------

Increase (decrease) in net assets from
   operations:
      Investment income                   $       1       (412)           -             725              1        -               -
      Net realized gain (loss)                    -         28            2          14,845             11        -               -
      Change in unrealized appreciation          (4)    (3,582)          (3)        (41,240)           (21)      (3)             (4)
                                           ---------  ---------  -----------  --------------  -------------  -------  --------------
        Net increase (decrease) from
          operations                             (3)    (3,966)          (1)        (25,670)            (9)      (3)             (4)
                                           ---------  ---------  -----------  --------------  -------------  -------  --------------

 Contract transactions:
    MetLife payments                            100          -          100               -            100      100             100
    MetLife redemptions                           -          -            -               -              -        -               -
    Payments received from contract
      owners                                      -          -            -               -              -        -               -
    Transfers between sub-accounts, net           -    (16,243)           -          (2,551)             -        -               -
    Transfers for contract benefits,
      terminations and insurance charges         52     (2,943)          (1)         (1,082)             -        -               -
                                           ---------  ---------  -----------  --------------  -------------  -------  --------------
        Net increase (decrease) in net
          assets from contract
          transactions                          152    (19,186)          99          (3,633)           100      100             100
                                           ---------  ---------  -----------  --------------  -------------  -------  --------------

        Net increase (decrease) in net
          assets                                149    (23,152)          98         (29,303)            91       97              96

 Net assets at beginning of period                -    163,475            -         167,002              -        -               -
                                           ---------  ---------  -----------  --------------  -------------  -------  --------------
 Net assets as end of period              $     149    140,323           98         137,699             91       97              96
                                           =========  =========  ===========  ==============  =============  =======  ==============


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited


                                                                                  Met Investors
                                           -----------------------------------------------------------------------------------------
                                             PIMCO       Janus                        LA          PIMCO                      MFS
                                             Money     Aggressive       LA          Growth     Total Return    PIMCO       Mid Cap
                                             Market     Growth        Growth      Opportunity     Bond       Innovation     Growth
                                               B           B       Opportunity        B             B            B            B
                                           ---------  -----------  ------------  ------------  -----------  ------------  ----------

Increase (decrease) in net assets from
   operations:
      Investment income                   $       1            -             -             -            -             -           -
      Net realized gain (loss)                    -            -             -             -            -             -           -
      Change in unrealized appreciation           -           (7)            -             -            1            (8)         (3)
                                           ---------  -----------  ------------  ------------  -----------  ------------  ----------
        Net increase (decrease) from
          operations                              1           (7)            -             -            1            (8)         (3)
                                           ---------  -----------  ------------  ------------  -----------  ------------  ----------

 Contract transactions:
    MetLife payments                            100          100           100           100          100           100         100
    MetLife redemptions                           -            -             -             -            -             -           -
    Payments received from contract
      owners                                      -            -             -             -            -             -           -
    Transfers between sub-accounts, net           -            -             -             -            -             -           -
    Transfers for contract benefits,
      terminations and insurance charges         (1)           -            (1)           (1)          (1)            -          (1)
                                           ---------  -----------  ------------  ------------  -----------  ------------  ----------
        Net increase (decrease) in net
          assets from contract
          transactions                           99          100            99            99           99           100          99
                                           ---------  -----------  ------------  ------------  -----------  ------------  ----------

        Net increase (decrease) in net
          assets                                100           93            99            99          100            92          96

 Net assets at beginning of period                -            -             -             -            -             -           -
                                           ---------  -----------  ------------  ------------  -----------  ------------  ----------
 Net assets as end of period              $     100           93            99            99          100            92          96
                                           =========  ===========  ============  ============  ===========  ============  ==========


See accompanying notes to financial statements.

 FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
 Statement of Changes in Net Assets
 Period ended June 30, 2001
 Unaudited


                                            Met Investors     GACC                                Russell
                                           --------------  ----------  -----------------------------------------------------------
                                                MFS
                                              Research                   Multi-                                           Real
                                            International    Money        Style     Aggressive                Core       Estate
                                                 B           Market      Equity       Equity      Non-US      Bond      Securities
                                           --------------  ----------  ----------- ------------  ---------  ---------  -----------

 Increase (decrease) in net assets from
    operations:
      Investment income                   $            -           -         (168)         (28)      (106)       582           41
      Net realized gain (loss)                         -           -          635           (1)        (6)        (2)           -
      Change in unrealized appreciation               (5)          3       (4,611)         (42)    (2,703)      (431)         473
                                           --------------  ----------  ----------- ------------  ---------  ---------  -----------
        Net increase (decrease) from
          operations                                  (5)          3       (4,144)         (71)    (2,815)       149          514
                                           --------------  ----------  ----------- ------------  ---------  ---------  -----------

 Contract transactions:
    MetLife payments                                 100           -            -            -          -          -            -
    MetLife redemptions                                -           -            -            -          -          -            -
    Payments received from contract
      owners                                           -           -       52,120        6,720     24,810     52,200        7,150
    Transfers between sub-accounts, net                -           -            -            -          -          -            -
    Transfers for contract benefits,
      terminations and insurance charges               -          (1)          (2)          (1)         1          -            -
                                           --------------  ----------  ----------- ------------  ---------  ---------  -----------
        Net increase (decrease) in net
          assets from contract
          transactions                               100          (1)      52,118        6,719     24,811     52,200        7,150
                                           --------------  ----------  ----------- ------------  ---------  ---------  -----------

        Net increase (decrease) in net
          assets                                      95           2       47,974        6,648     21,996     52,349        7,664

 Net assets at beginning of period                     -         108           90           95         90        108          117
                                           --------------  ----------  ----------- ------------  ---------  ---------  -----------
 Net assets as end of period              $           95         110       48,064        6,743     22,086     52,457        7,781
                                           ==============  ==========  =========== ============  =========  =========  ===========


See accompanying notes to financial statements.

 FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
 Statement of Changes in Net Assets
 Period ended June 30, 2001
 Unaudited


                                                           AIM                                         Alliance
                                           ---------------------------------------  ------------------------------------------------
                                                                                                                            Real
                                                          V.I.           V.I.                    Premier       Real        Estate
                                             V.I.        Capital     International   Premier     Growth       Estate      Investment
                                             Value     Appreciation     Equity       Growth    Portfolio B   Investment  Portfolio B
                                           ---------  -------------  -------------  ---------  -----------  -----------  -----------

 Increase (decrease) in net assets from
    operations:
      Investment income                   $    (339)          (416)          (186)      (747)           -          702            4
      Net realized gain (loss)                  (90)          (203)           (93)     5,720            5            6            -
      Change in unrealized appreciation      (2,893)       (10,188)        (4,097)   (16,480)         (12)       1,231            3
                                           ---------  -------------  -------------  ---------  -----------  -----------  -----------
        Net increase (decrease) from
          operations                         (3,322)       (10,807)        (4,376)   (11,507)          (7)       1,939            7
                                           ---------  -------------  -------------  ---------  -----------  -----------  -----------

 Contract transactions:
    MetLife payments                              -              -              -          -          100            -          100
    MetLife redemptions                           -              -              -          -            -            -            -
    Payments received from contract
      owners                                  2,427          6,010          1,400     22,881            -        8,238            -
    Transfers between sub-accounts, net           -              -              -          -            -            -            -
    Transfers for contract benefits,
      terminations and insurance charges         10             43             15         40            -           (4)           -
                                           ---------  -------------  -------------  ---------  -----------  -----------  -----------
        Net increase (decrease) in net
          assets from contract
          transactions                        2,437          6,053          1,415     22,921          100        8,234          100
                                           ---------  -------------  -------------  ---------  -----------  -----------  -----------

        Net increase (decrease) in net
          assets                               (885)        (4,754)        (2,961)    11,414           93       10,173          107

 Net assets at beginning of period           48,937         62,427         28,514     99,524            -       14,666            -
                                           ---------  -------------  -------------  ---------  -----------  -----------  -----------
 Net assets as end of period              $  48,052         57,673         25,553    110,938           93       24,839          107
                                           =========  =============  =============  =========  ===========  ===========  ===========


See accompanying notes to financial statements.

 FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
 Statement of Changes in Net Assets
 Period ended June 30, 2001
 Unaudited


                                                   Alliance           Liberty                     Goldman Sachs
                                           ------------------------  ---------  --------------------------------------------------
                                                                      Newport
                                            Bernstein    Bernstein     Tiger      Growth
                                            Small Cap      Value       Fund,       and      International   Global      Internet
                                                B            B        Variable    Income       Equity       Income      Tollkeeper
                                           -----------  -----------  ---------  ----------  ------------  -----------  -----------

 Increase (decrease) in net assets from
    operations:
      Investment income                   $         -            -          -           -             -            -            -
      Net realized gain (loss)                      -            -          -           -             -            -            -
      Change in unrealized appreciation             2           (1)        (6)         (1)           (7)           1           (1)
                                           -----------  -----------  ---------  ----------  ------------  -----------  -----------
        Net increase (decrease) from
          operations                                2           (1)        (6)         (1)           (7)           1           (1)
                                           -----------  -----------  ---------  ----------  ------------  -----------  -----------

 Contract transactions:
    MetLife payments                              100          100        100         100           100          100          100
    MetLife redemptions                             -            -          -           -             -            -            -
    Payments received from contract
      owners                                        -            -          -           -             -            -            -
    Transfers between sub-accounts, net             -            -          -           -             -            -            -
    Transfers for contract benefits,
      terminations and insurance charges           (1)           -          -           -             -            -            -
                                           -----------  -----------  ---------  ----------  ------------  -----------  -----------
        Net increase (decrease) in net
          assets from contract
          transactions                             99          100        100         100           100          100          100
                                           -----------  -----------  ---------  ----------  ------------  -----------  -----------

        Net increase (decrease) in net
          assets                                  101           99         94          99            93          101           99

 Net assets at beginning of period                  -            -          -           -             -            -            -
                                           -----------  -----------  ---------  ----------  ------------  -----------  -----------
 Net assets as end of period              $       101           99         94          99            93          101           99
                                           ===========  ===========  =========  ==========  ============  ===========  ===========


See accompanying notes to financial statements.

 FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
 Statement of Changes in Net Assets
 Period ended June 30, 2001
 Unaudited


                                                       Scudder II                  Scudder I                    MFS
                                           ------------------------------------  --------------  ----------------------------------

                                             Small       Small                                                           Investors
                                              Cap         Cap       Government   International                Research     Trust
                                            Growth       Value      Securities    Portfolio B     Research    Series B    Series
                                           ---------  -----------  ------------  --------------  ----------  ---------- -----------

 Increase (decrease) in net assets from
    operations:
      Investment income                   $       -         (339)            -               -        (491)          -         (11)
      Net realized gain (loss)                   (5)       7,584             1               -       9,573           -         163
      Change in unrealized appreciation           5          196            91              (9)    (17,649)         (6)       (648)
                                           ---------  -----------  ------------  --------------  ----------  ---------- -----------
        Net increase (decrease) from
          operations                              -        7,441            92              (9)     (8,567)         (6)       (496)
                                           ---------  -----------  ------------  --------------  ----------  ---------- -----------

 Contract transactions:
    MetLife payments                            100            -           100             100           -         100           -
    MetLife redemptions                           -            -             -               -           -           -           -
    Payments received from contract
      owners                                      -        2,288             -               -      18,485           -       6,946
    Transfers between sub-accounts, net           -            -             -               -           -           -           -
    Transfers for contract benefits,
      terminations and insurance charges         (1)         (22)          (92)              -           -           -           1
                                           ---------  -----------  ------------  --------------  ----------  ---------- -----------
        Net increase (decrease) in net
          assets from contract
          transactions                           99        2,266             8             100      18,485         100       6,947
                                           ---------  -----------  ------------  --------------  ----------  ---------- -----------

        Net increase (decrease) in net
          assets                                 99        9,707           100              91       9,918          94       6,451

 Net assets at beginning of period                -       45,428             -               -      66,794           -         100
                                           ---------  -----------  ------------  --------------  ----------  ---------- -----------
 Net assets as end of period              $      99       55,135           100              91      76,712          94       6,551
                                           =========  ===========  ============  ==============  ==========  ========== ===========


See accompanying notes to financial statements.

 FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
 Statement of Changes in Net Assets
 Period ended June 30, 2001
 Unaudited


                                                                                   MFS
                                           ---------------------------------------------------------------------------------------

                                            Investors               Emerging                   High        Global          New
                                              Trust      Emerging    Growth        High       Income     Governments    Discovery
                                            Series B     Growth     Series B      Income     Series B     Series B      Series B
                                           -----------  ---------  -----------  ----------  ----------- -------------  -----------

 Increase (decrease) in net assets from
    operations:
      Investment income                   $         -       (183)           -         449            -             -            -
      Net realized gain (loss)                      -      1,515            -         (12)           -             -            -
      Change in unrealized appreciation            (5)    (8,629)          (5)       (517)          (2)           (1)           1
                                           -----------  ---------  -----------  ----------  ----------- -------------  -----------
        Net increase (decrease) from
          operations                               (5)    (7,297)          (5)        (80)          (2)           (1)           1
                                           -----------  ---------  -----------  ----------  ----------- -------------  -----------

 Contract transactions:
    MetLife payments                              100          -          100           -          100           100          100
    MetLife redemptions                             -          -            -           -            -             -            -
    Payments received from contract
      owners                                        -      3,740            -       5,789            -             -            -
    Transfers between sub-accounts, net             -          -            -           -            -             -            -
    Transfers for contract benefits,
      terminations and insurance charges            -         15            -          (1)           -             -           (1)
                                           -----------  ---------  -----------  ----------  ----------- -------------  -----------
        Net increase (decrease) in net
          assets from contract
          transactions                            100      3,755          100       5,788          100           100           99
                                           -----------  ---------  -----------  ----------  ----------- -------------  -----------

        Net increase (decrease) in net
          assets                                   95     (3,542)          95       5,708           98            99          100

 Net assets at beginning of period                  -     29,138            -          93            -             -            -
                                           -----------  ---------  -----------  ----------  ----------- -------------  -----------
 Net assets as end of period              $        95     25,596           95       5,801           98            99          100
                                           ===========  =========  ===========  ==========  =========== =============  ===========


See accompanying notes to financial statements.

 FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
 Statement of Changes in Net Assets
 Period ended June 30, 2001
 Unaudited


                                            Oppenheimer                                      Putnam
                                           ------------  ---------------------------------------------------------------------------
                                                             VT          VT                                                 VT
                                                           Growth      Growth                   VT          VT         International
                                               Bond         and       and Income     VT       Vista    International      Growth
                                            Fund (VA)      Income         B         Vista    Class B      Growth          Fund B
                                           ------------  ----------  -----------  ---------  --------  -------------  --------------

 Increase (decrease) in net assets from
    operations:
      Investment income                   $      1,467         664            -     (2,359)        -           (161)              -
      Net realized gain (loss)                       -         773            -     37,350         -          6,229               -
      Change in unrealized appreciation           (711)     (1,578)          (2)  (121,046)       (3)       (13,289)             (7)
                                           ------------  ----------  -----------  ---------  --------  -------------  --------------
        Net increase (decrease) from
          operations                               756        (141)          (2)   (86,055)       (3)        (7,221)             (7)
                                           ------------  ----------  -----------  ---------  --------  -------------  --------------

 Contract transactions:
    MetLife payments                                 -           -          100          -       100              -             100
    MetLife redemptions                              -           -            -          -         -              -               -
    Payments received from contract
      owners                                    15,402      25,695            -     42,640         -         18,530               -
    Transfers between sub-accounts, net              -           -            -          -         -              -               -
    Transfers for contract benefits,
      terminations and insurance charges            (3)         (6)           -         15        (1)             -               -
                                           ------------  ----------  -----------  ---------  --------  -------------  --------------
        Net increase (decrease) in net
          assets from contract
          transactions                          15,399      25,689          100     42,655        99         18,530             100
                                           ------------  ----------  -----------  ---------  --------  -------------  --------------

        Net increase (decrease) in net
          assets                                16,155      25,548           98    (43,400)       96         11,309              93

 Net assets at beginning of period               5,414      43,363            -    378,486         -         44,828               -
                                           ------------  ----------  -----------  ---------  --------  -------------  --------------
 Net assets as end of period              $     21,569      68,911           98    335,086        96         56,137              93
                                           ============  ==========  ===========  =========  ========  =============  ==============


See accompanying notes to financial statements.

 FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
 Statement of Changes in Net Assets
 Period ended June 30, 2001
 Unaudited


                                                    Putnam                                  Templeton
                                           ------------------------  ---------------------------------------------------------------
                                             VT Int'l        VT                                                             Franklin
                                                New          New                   International  Developing   Developing    Small
                                           Opportunities    Value    International  Securities     Markets      Markets       Cap
                                                 B         Class B    Securities      Fund B     Securities   Securities B     B
                                           -------------  ---------  ------------  ------------  -----------  -----------  ---------

 Increase (decrease) in net assets from
    operations:
      Investment income                   $           -          -         1,327             3          115            1          -
      Net realized gain (loss)                        -          -        12,598            22           (5)           -          -
      Change in unrealized appreciation              (8)         1       (17,920)          (28)         242            1         (2)
                                           -------------  ---------  ------------  ------------  -----------  -----------  ---------
        Net increase (decrease) from
          operations                                 (8)         1        (3,995)           (3)         352            2         (2)
                                           -------------  ---------  ------------  ------------  -----------  -----------  ---------

 Contract transactions:
    MetLife payments                                100        100             -           100            -          100        100
    MetLife redemptions                               -          -             -             -            -            -          -
    Payments received from contract
      owners                                          -          -        15,596             -       11,462            -          -
    Transfers between sub-accounts, net               -          -             -             -            -            -          -
    Transfers for contract benefits,
      terminations and insurance charges             (1)         -             9            (1)           4            -          -
                                           -------------  ---------  ------------  ------------  -----------  -----------  ---------
        Net increase (decrease) in net
          assets from contract
          transactions                               99        100        15,605            99       11,466          100        100
                                           -------------  ---------  ------------  ------------  -----------  -----------  ---------

        Net increase (decrease) in net
          assets                                     91        101        11,610            96       11,818          102         98

 Net assets at beginning of period                    -          -        44,807             -       16,448            -          -
                                           -------------  ---------  ------------  ------------  -----------  -----------  ---------
 Net assets as end of period              $          91        101        56,417            96       28,266          102         98
                                           =============  =========  ============  ============  ===========  ===========  =========


See accompanying notes to financial statements.

 FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
 Statement of Changes in Net Assets
 Period ended June 30, 2001
 Unaudited


                                                               Templeton                                   Fidelity
                                           -------------------------------------------------  -------------------------------------
                                            Franklin      Mutual      Templeton                   VIP
                                            Large Cap     Shares       Global      Growth       Equity-        VIP          VIP
                                             Growth      Securities    Income     Securities    Income       Growth      High Income
                                           Securities B      B         Fund B      Fund B     Portfolio B       B         Fund B
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

 Increase (decrease) in net assets from
    operations:
      Investment income                   $         -            2            3           2            -            -            -
      Net realized gain (loss)                     21            6            -          17            -            -            -
      Change in unrealized appreciation           (26)          (5)          (5)        (19)          (1)          (2)          (6)
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
        Net increase (decrease) from
          operations                               (5)           3           (2)          -           (1)          (2)          (6)
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

 Contract transactions:
    MetLife payments                              100          100          100         100          100          100          100
    MetLife redemptions                             -            -            -           -            -            -            -
    Payments received from contract
      owners                                        -            -            -           -            -            -            -
    Transfers between sub-accounts, net             -            -            -           -            -            -            -
    Transfers for contract benefits,
      terminations and insurance charges           (1)           -            -          (1)           -            -            -
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
        Net increase (decrease) in net
          assets from contract
          transactions                             99          100          100          99          100          100          100
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

        Net increase (decrease) in net
          assets                                   94          103           98          99           99           98           94

 Net assets at beginning of period                  -            -            -           -            -            -            -
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
 Net assets as end of period              $        94          103           98          99           99           98           94
                                           ===========  ===========  ===========  ==========  ===========  ===========  ===========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited


                                                   American Century                  Zenith                     Dreyfus
                                          ---------------------------------  ------------------------  -------------------------
                                                                                            Harris         VIF          VIF
                                             VP                                 Davis       Oakmark      Capital     Disciplined
                                          Income &        VP          VP       Venture      Mid Cap    Appreciation    Stock
                                           Growth    International   Value     Value E      Value B    Portfolio B       B
                                          ---------  ------------- --------  -----------  -----------  ------------  -----------

Increase (decrease) in net assets from
   operations:
     Investment income                  $        -              -        -            -            -             -            -
     Net realized gain (loss)                    -              -        -            -            -             -            -
     Change in unrealized appreciation          (3)            (7)       3           (2)           6            (4)          (4)
                                          ---------  ------------- --------  -----------  -----------  ------------  -----------
       Net increase (decrease) from
          operations                            (3)            (7)       3           (2)           6            (4)          (4)
                                          ---------  ------------- --------  -----------  -----------  ------------  -----------

Contract transactions:
   MetLife payments                            100            100      100          100          100           100          100
   MetLife redemptions                           -              -        -            -            -             -            -
   Payments received from contract
     owners                                      -              -        -            -            -             -            -
   Transfers between sub-accounts, net           -              -        -            -            -             -            -
   Transfers for contract benefits,
     terminations and insurance charges          -              -        -           (1)           -             -            -
                                          ---------  ------------- --------  -----------  -----------  ------------  -----------
       Net increase (decrease) in net
          assets from contract
          transactions                         100            100      100           99          100           100          100
                                          ---------  ------------- --------  -----------  -----------  ------------  -----------

       Net increase (decrease) in net
          assets                                97             93      103           97          106            96           96

Net assets at beginning of period                -              -        -            -            -             -            -
                                          ---------  ------------- --------  -----------  -----------  ------------  -----------
Net assets as end of period              $      97             93      103           97          106            96           96
                                          =========  ============= ========  ===========  ===========  ============  ===========


See accompanying notes to financial statements.



FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited


                                                Dreyfus             Invesco
                                               ----------  ------------------------

                                                 Stock                     VIF
                                                 Index        VIF          High
                                                 Fund B     Dynamics      Yield
                                               ----------  -----------  -----------

Increase (decrease) in net assets from
   operations:
      Investment income                       $        -            -            -
      Net realized gain (loss)                         -            -            -
      Change in unrealized appreciation               (3)           -           (7)
                                               ----------  -----------  -----------
        Net increase (decrease) from
          operations                                  (3)           -           (7)
                                               ----------  -----------  -----------

 Contract transactions:
    MetLife payments                                 100          100          100
    MetLife redemptions                                -            -            -
    Payments received from contract
      owners                                           -            -            -
    Transfers between sub-accounts, net                -            -            -
    Transfers for contract benefits,
      terminations and insurance charges               -            -            -
                                               ----------  -----------  -----------
        Net increase (decrease) in net
          assets from contract
          transactions                               100          100          100
                                               ----------  -----------  -----------

        Net increase (decrease) in net
          assets                                      97          100           93

 Net assets at beginning of period                     -            -            -
                                               ----------  -----------  -----------
 Net assets as end of period                  $       97          100           93
                                               ==========  ===========  ===========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited


                                                                    PIMCO
                                                -------------------------------------------------

                                                   High         Low       StocksPLUS    Total
                                                  Yield       Duration    Growth &      Return
                                                   Bond         Bond       Income        Bond         Total
                                                -----------  -----------  ----------  -----------  -----------

Increase (decrease) in net assets from
   operations:
      Investment income                       $          1            1           1            1       20,425
      Net realized gain (loss)                           -            -           -            -      159,794
      Change in unrealized appreciation                 (2)           -          (2)           -     (395,046)
                                                -----------  -----------  ----------  -----------  -----------
        Net increase (decrease) from
          operations                                    (1)           1          (1)           1     (214,827)
                                                -----------  -----------  ----------  -----------  -----------

 Contract transactions:
    MetLife payments                                   100          100         100          100        6,600
    MetLife redemptions                                  -            -           -            -            -
    Payments received from contract
      owners                                             -            -           -            -      459,030
    Transfers between sub-accounts, net                  -            -           -            -       47,424
    Transfers for contract benefits,
      terminations and insurance charges                 -           (1)          -            -      (48,954)
                                                -----------  -----------  ----------  -----------  -----------
        Net increase (decrease) in net
          assets from contract
          transactions                                 100           99         100          100      464,100
                                                -----------  -----------  ----------  -----------  -----------

        Net increase (decrease) in net
          assets                                        99          100          99          101      249,273

 Net assets at beginning of period                       -            -           -            -    3,037,200
                                                -----------  -----------  ----------  -----------  -----------
 Net assets as end of period                  $         99          100          99          101    3,286,473
                                                ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
(Unaudited)


(1)    ORGANIZATION

       First MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by First MetLife
       Investors Insurance Company (FMLI) and exists in accordance with the regulations of the New York
       Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by FMLI.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of
       1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FMLI.


        Met Investors Series Trust (Met Investors):                      AllianceBernstein Real Estate Inv Portfolio B
           Lord Abbett Growth and Income Portfolio                       AllianceBernstein Small CapPortfolio B
           Lord Abbett Growth and Income Portfolio  B                    AllianceBernstein ValuePortfolio B
           Bond Debenture Portfolio                                 Liberty Variable Investment Trust (Liberty)
           Bond Debenture Portfolio  B                                   Newport Tiger Fund, Variable Series
           Developing Growth Portfolio                              Goldman Sachs Variable Insurance Trust (Goldman Sachs)
           Developing Growth Portfolio  B                                Growth and Income Fund
           Growth Opportunities Portfolio                                International Equity Fund
           Growth Opportunities Portfolio  B                             Global Income Fund
           Mid-Cap Value Portfolio                                       Internet Tollkeeper Fund
           Mid-Cap Value Portfolio  B                               Scudder II Variable Series (Scudder II)
           Enhanced Index Portfolio                                      Small Cap Growth Portfolio
           Enhanced Index Portfolio B                                    Small Cap Value Portfolio
           International Equity Portfolio                                Government Securities Portfolio
           International Equity Portfolio  B                        MFS Variable Insurance Trust (MFS)
           Quality Bond Portfolio                                        MFS Research Series
           Quality Bond Portfolio  B                                     MFS Research Series B
           Select Equity Portfolio                                       MFS Emerging Growth Series
           Select Equity Portfolio  B                                    MFS Emerging Growth Series B
           Small Cap Stock Portfolio                                     MFS High Income Series
           Small Cap Stock Portfolio  B                                  MFS High Income Series B
           Met Putnam Research Portfolio B                               MFS Global Governments Series B
           Oppenheimer Capital Appreciation  Portfolio B                 MFS Investors Trust Series
           PIMCO Money Market  Portfolio B                               MFS Investors Trust Series B
           Janus Aggressive Growth Portfolio B                           MFS New Discovery Series B
           PIMCO Total Return Bond Portfolio B                      New England Zenith Fund (New England)
           PIMCO Innovation Portfolio B                                  Davis Venture Value E
           MFS Mid Cap Growth Portfolio B                                Harris Oakmark Mid Cap Value B
           MFS Research International Portfolio B                   Oppenheimer Variable Account Funds (Oppenheimer)
        General American Capital Company (GACC)                          Oppenheimer Bond Fund
           Money Market Fund                                        Putnam Variable Trust (Putnam)
        Russell Insurance Funds (Russell)                                Putnam VT Growth & Income Fund
           Multi-Style Equity Fund                                       Putnam VT Growth & Income Fund B
           Aggressive Equity Fund                                        Putnam VT New Value Fund B
           Non-U.S. Fund                                                 Putnam VT Vista Fund
           Core Bond Fund                                                Putnam VT Vista Fund B
           Real Estate Securities Fund                                   Putnam VT International Growth Fund
        AIM Variable Insurance Funds, Inc. (AIM)                         Putnam VT International Growth Fund B
           AIM V.I. Value Fund                                           Putnam VT International New Opportunities Fund B
           AIM V.I. Capital Appreciation Fund                       Franklin Templeton Variable Insurance Products Trust (Templeton)
           AIM V.I. International Equity Fund                            Templeton Global Income Securities Fund B
        Alliance Variable Products Series Fund, Inc. (Alliance)          Franklin Small Cap Fund B
           Premier Growth Portfolio                                      Templeton Growth Securities Fund B
           Premier Growth Portfolio B                                    Templeton International Securities Fund
           AllianceBernstein Real Estate Investment Portfolio            Templeton International Securities Fund B


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
(Unaudited)


(1)    ORGANIZATION, CONTINUED
             Templeton Developing Markets Securities Fund                            Dreyfus VIF Disciplined Stock Portfolio B
             Templeton Developing Markets Securities Fund B                          Dreyfus VIF Capital Appreciation Portfolio B
             Mutual Shares Securities Fund B                                    INVESCO Variable Investment Funds, Inc. (INVESCO):
             Franklin Large Cap Growth Securities Fund B                             VIF Dynamics Fund
          Variable Insurance Products Fund, Fund II and Fund III (Fidelity)          VIF High Yield Fund
             VIP Growth Portfolio B                                             PIMCO Variable Insurance Trust (PIMCO):
             VIP Equity-Income Portfolio B                                           High Yield Bond Portfolio
             High Income Portfolio B                                                 Low Duration Bond Portfolio
          American Century Variable Portfolios, Inc. (American Century)              StocksPLUS Growth & Income Portfolio
             American Century VP Income & Growth Fund                                Total Return Bond Portfolio
             American Century VP International Fund                             Scudder I Variable Life Investment Fund (Scudder I):
             American Century VP Value Fund                                          International Portfolio B
          Dreyfus Variable Investment Fund (Dreyfus)
             Dreyfus Stock Index Fund B




(2)    SIGNIFICANT ACCOUNTING POLICIES

       (A)  INVESTMENT VALUATION

            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS

            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the
            Separate Account. As a result, GACC does not distribute dividends and realized capital gains.
            During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.




FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
(Unaudited)


       (C)  FEDERAL INCOME TAXES

            The operations of the Separate Account are included in the federal income tax return of FMLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FMLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.


(3)    SEPARATE ACCOUNT EXPENSES

       FMLI deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by FMLI arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)    CONTRACT FEES

       There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years and 3% of the purchase payments withdrawn in the sixth and seventh years. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the period ended June 30, 2001, surrender fees of $1,192 were deducted.

       An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

       During the period ending June 30, 2001, contract maintenance and transfer fees of $507 were deducted.

       Currently, FMLI advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. FMLI reserves the right to deduct premium taxes when incurred.

FIRST METLIFE INVESTORS VARIABLE ANNUITY  ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:

       Met Investors Lord Abbett Growth and Income Portfolio         $ 778,606
       Met Investors Lord Abbett Growth & Income Portfolio B               101
       Met Investors Bond Debenture Portfolio                          243,305
       Met Investors Bond Debenture Portfolio B                            108
       Met Investors Developing Growth Portfolio                        98,335
       Met Investors Developing Growth Portfolio B                         100
       Met Investors Large Cap Research Portfolio                            -
       Met Investors Mid-Cap Value Portfolio                           201,005
       Met Investors Mid-Cap Value Portfolio B                             109
       Met Investors Quality Bond Portfolio                             65,715
       Met Investors Quality Bond Portfolio B                              105
       Met Investors Small Cap Stock Portfolio                         117,852
       Met Investors Small Cap Stock Portfolio B                           114
       Met Investors Enhanced Index Portfolio                          322,236
       Met Investors Enhanced Index Portfolio B                            101
       Met Investors Select Equity Portfolio                           156,167
       Met Investors Select Equity Portfolio B                             102
       Met Investors International Equity Portfolio                    186,585
       Met Investors International Equity Portfolio B                      112
       Met Investors Met Putnam Research Portfolio B                       100
       Met Investors Oppenheimer Capital Appreciation Portfolio B          100
       Met Investors PIMCO Money Market Portfolio B                        101
       Met Investors Janus Aggressive Growth Portfolio B                   100
       Met Investors Growth Opportunities Portfolio                        100
       Met Investors Growth Opportunities Portfolio B                      100
       Met Investors PIMCO Total Return Portfolio B                        100
       Met Investors PIMCO Innovation Portfolio B                          100
       Met Investors MFS Mid Cap Growth Portfolio B                        100
       Met Investors MFS Research International Portfolio B                100
       GACC Money Market Fund                                              103
       Russell Multi-Style Equity Fund                                  52,742
       Russell Aggressive Equity Fund                                    6,806
       Russell Non-U.S. Fund                                            24,827
       Russell Core Bond Fund                                           52,942
       Russell Real Estate Securites Fund                                7,304
       AIM Value Fund                                                   60,052
       AIM Capital Appreciation Fund                                    82,046
       AIM International Equity Fund                                    36,985
       Alliance Premier Growth Portfolio                               149,686
       Alliance Premier Growth Portfolio B                                 105
       AllianceBernstein Real Estate Invt Portfolio                     23,251
       AllianceBernstein Real Estate Inv Portfolio B                       104
       AllianceBernstein Small Cap Portfolio B                             100
       AllianceBernstein Value Portfolio B                                 100
       Newport Tiger Fund, Variable Series                                 100
       Goldman Sachs Growth & Income Fund                                  100
       Goldman Sachs International Equity Fund                             100
       Goldman Sachs Global Income Fund                                    100
       Goldman Sachs Internet Tollkpr Fund                                 100
       Scudder II Small Cap  Growth  Portfolio                              95
       Scudder II Small Cap Value Portfolio                             51,675
       Scudder II Government Securities Portfolio                           10
       Scudder I International Portfolio B                                 100
       MFS Research Series                                             105,143
       MFS Research Series B                                               100
       MFS Investors Trust Series                                        7,206
       MFS Investors Trust Series B                                        100
       MFS Emerging Growth Series                                       39,904
       MFS Emerging Growth Series B                                        100
       MFS High Income Series                                            6,332
       MFS High Income Series B                                            100
       MFS Global Government Series B                                      100
       MFS New Discovery Series B                                          100
       Oppenheimer Bond Fund/VA                                         22,346
       Putnam VT Growth & Income Fund                                   68,381
       Putnam VT Growth & Income Fund B                                    100
       Putnam VT Vista Fund                                            521,673
       Putnam VT Vista Fund B                                              100
       Puntam VT Intl Growth Fund                                       71,290
       Putnam VT Int Growth Fund B                                         100
       Putnam VT Int New Opp Fund B                                        100
       Putnam VT New Value Fund B                                          100
       Templeton Int'l Securites                                        73,547
       Templeton International Securities B                                124
       Templeton Dev Mkts Sec                                           29,543
       Templeton Dev Markets Securities B                                  101
       Franklin Small Cap B                                                100
       Franklin Large Cap Growth Securities B                              121
       Franklin Mutual Shares Securities B                                 108
       Templeton Global Income Securities B                                103
       Templeton Growth Securities B                                       118
       Fidelity Equity-Income Fund B                                       100
       Fidelity Growth Fund B                                              100
       Fidelity High Income Fund B                                         100
       American Century VP Income & Growth Fund                            100
       American Century VP International Fund                              100
       American Century VP Value Fund                                      100
       New England Davis Venture Value E                                   100
       New England Harris Oakmark Mid Cap Value B                          100
       Dreyfus VIF-Appreciation Portfolio B                                100
       Dreyfus VIF-Disciplined Stock Port. B                               100
       Dreyfus VIP-Stock Index Fund B                                      100
       Invesco VIF Dynamics Fund                                           100
       Invesco VIF High Yield Fund                                         100
       Pimco High Yield Bond Portfolio                                     101
       Pimco Low Duration Bond Portfolio                                   101
       Pimco StockPLUS Growth & Income Portfolio                           101
       Pimco Total Return Bond Portfolio                                   101
                                                                  -------------
                                                                   $ 3,670,236
                                                                  =============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
(Unaudited)


(6)   UNIT FAIR VALUE
      A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:


                                                                Commenced                     Accumulation Unit Value
                                                                              -----------------------------------------------------
                                                                Operations      6/30/01      12/31/00      12/31/99     12/31/98
                                                                -----------   ------------  ------------  ------------ ------------

      Met Investors Lord Abbett Growth and Income Portfolio         1/8/99  $   42.475727     44.619598     39.456238            -
      Met Investors Lord Abbett Growth and Income Portfolio B       5/1/01      42.454499             -             -            -
      Met Investors Bond Debenture Portfolio                       5/15/97      13.889959     13.683855     13.765717    13.496763
      Met Investors Bond Debenture Portfolio B                      5/1/01      13.876885             -             -            -
      Met Investors Developing Growth Portfolio                   11/23/98      11.034022     11.568561     14.452824    11.068002
      Met Investors Developing Growth Portfolio B                   5/1/01      11.034269             -             -            -
      Met Investors Large Cap Research Portfolio                    3/3/98              -     16.253222     14.635296    11.825475
      Met Investors Mid-Cap Value Portfolio                         3/4/98      16.780939     16.401849     10.875326    10.437999
      Met Investors Mid-Cap Value Portfolio B                       5/1/01      16.778043             -             -            -
      Met Investors Quality Bond Portfolio                         5/15/97      13.047977     12.708193     11.567101    11.914486
      Met Investors Quality Bond Portfolio B                        5/1/01      13.047568             -             -            -
      Met Investors Small Cap Stock Portfolio                      3/17/97      15.501834     15.824066     17.933548    12.583415
      Met Investors Small Cap Stock Portfolio B                     5/1/01      15.490551             -             -            -
      Met Investors Enhanced Index Portfolio                       3/11/97      18.519399     19.661808     22.548635    19.428714
      Met Investors Enhanced Index Portfolio B                      5/1/01      18.507717             -             -            -
      Met Investors Select Equity Portfolio                        3/11/97      16.570181     17.000068     18.384195    16.987197
      Met Investors Select Equity Portfolio B                       5/1/01      16.558219             -             -            -
      Met Investors International Equity Portfolio                 3/11/97      11.321080     13.413013     16.337166    12.891430
      Met Investors International Equity Portfolio B                5/1/01      11.309246             -             -            -
      Met Investors Met Putnam Research Portfolio B                 5/1/01       8.951900             -             -            -
      Met Investors Oppenheimer Capital Appreciation Portfolio B    5/1/01       9.300021             -             -            -
      Met Investors PIMCO Money Market Portfolio B                  5/1/01      10.102351             -             -            -
      Met Investors Janus Aggressive Growth Portfolio B             5/1/01       8.255304             -             -            -
      Met Investors Growth Opportunities Portfolio                  5/1/01       9.588542             -             -            -
      Met Investors Growth Opportunities Portfolio B                5/1/01       9.588510             -             -            -
      Met Investors PIMCO Total Return Portfolio B                  5/1/01      10.056024             -             -            -
      Met Investors PIMCO Innovation Portfolio B                    5/1/01       7.549292             -             -            -
      Met Investors MFS Mid Cap Growth Portfolio B                  5/1/01       9.449208             -             -            -


                                                                Commenced                    Net Assets (in thousands)
                                                                             ------------------------------------------------------
                                                                Operations     6/30/01      12/31/00      12/31/99      12/31/98
                                                                -----------  ------------  ------------  ------------  ------------


      Met Investors Lord Abbett Growth and Income Portfolio         1/8/99  $        844           623           578           313
      Met Investors Lord Abbett Growth and Income Portfolio B       5/1/01             -             -             -             -
      Met Investors Bond Debenture Portfolio                       5/15/97           223           224           237           161
      Met Investors Bond Debenture Portfolio B                      5/1/01             -             -             -             -
      Met Investors Developing Growth Portfolio                   11/23/98            95            67            47             2
      Met Investors Developing Growth Portfolio B                   5/1/01             -             -             -             -
      Met Investors Large Cap Research Portfolio                    3/3/98             -           177           106            32
      Met Investors Mid-Cap Value Portfolio                         3/4/98           237           193            64            16
      Met Investors Mid-Cap Value Portfolio B                       5/1/01             -             -             -             -
      Met Investors Quality Bond Portfolio                         5/15/97            68            56            66            69
      Met Investors Quality Bond Portfolio B                        5/1/01             -             -             -             -
      Met Investors Small Cap Stock Portfolio                      3/17/97           108           133            86            34
      Met Investors Small Cap Stock Portfolio B                     5/1/01             -             -             -             -
      Met Investors Enhanced Index Portfolio                       3/11/97           288           305           307           130
      Met Investors Enhanced Index Portfolio B                      5/1/01             -             -             -             -
      Met Investors Select Equity Portfolio                        3/11/97           140           163           162            88
      Met Investors Select Equity Portfolio B                       5/1/01             -             -             -             -
      Met Investors International Equity Portfolio                 3/11/97           138           167           200            90
      Met Investors International Equity Portfolio B                5/1/01             -             -             -             -
      Met Investors Met Putnam Research Portfolio B                 5/1/01             -             -             -             -
      Met Investors Oppenheimer Capital Appreciation Portfolio B    5/1/01             -             -             -             -
      Met Investors PIMCO Money Market Portfolio B                  5/1/01             -             -             -             -
      Met Investors Janus Aggressive Growth Portfolio B             5/1/01             -             -             -             -
      Met Investors Growth Opportunities Portfolio                  5/1/01             -             -             -             -
      Met Investors Growth Opportunities Portfolio B                5/1/01             -             -             -             -
      Met Investors PIMCO Total Return Portfolio B                  5/1/01             -             -             -             -
      Met Investors PIMCO Innovation Portfolio B                    5/1/01             -             -             -             -
      Met Investors MFS Mid Cap Growth Portfolio B                  5/1/01             -             -             -             -


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
(Unaudited)


(6)   UNIT FAIR VALUE, CONTINUED

                                                                Commenced                       Accumulation Unit Value
                                                                              -----------------------------------------------------
                                                                Operations      6/30/01      12/31/00      12/31/99     12/31/98
                                                                -----------   ------------  ------------  ------------ ------------
      Met Investors MFS Research International Portfolio B          5/1/01       9.101169             -             -            -
      GACC Money Market Fund                                      12/28/98      12.499269     12.261444     11.558870    11.109941
      Russell  Multi-Style Equity Fund                              5/1/00       8.153087      9.000000             -            -
      Russell Aggressive Equity Fund                                5/1/00       9.428866      9.508000             -            -
      Russell Non-U.S. Fund                                         5/1/00       7.657713      8.989000             -            -
      Russell Core Bond Fund                                        5/1/00      11.012015     10.782000             -            -
      Russell Real Estate Fund                                      5/1/00      12.346721     11.661000             -            -
      Aim Value Fund                                                5/1/00       7.490256      8.020585             -            -
      Aim Capital Appreciation Fund                                 5/1/00       6.984186      8.345214             -            -
      Aim International Equity Fund                                 5/1/00       6.762839      7.957098             -            -
      Alliance Premier Growth Portfolio                             5/1/00       6.967450      7.895889             -            -
      Alliance Premier Growth Portfolio B                           5/1/01      13.814933             -             -            -
      AllianceBernstein Real Estate Investment Portfolio            5/1/00      12.099375     11.281599             -            -
      AllianceBernstein Real Estate Investment Portfolio B          5/1/01      10.015180             -             -            -
      AllianceBernstein Small Cap Portfolio B                       5/1/01      10.137017             -             -            -
      AllianceBernstein Value Portfolio B                           5/1/01       9.917528             -             -            -
      Keyport Newport Tiger Fund                                    5/1/01      11.212581             -             -            -
      Goldman Sachs Growth & Income Fund                           5/11/01       9.049168             -             -            -
      Goldman Sachs Global Income Fund                             5/11/01      11.586727             -             -            -
      Goldman Sachs International Equity Fund                      5/11/01      10.733784             -             -            -
      Goldman Sachs Internet Tollkpr Fund                          5/11/01       5.593557             -             -            -
      Scudder II Small Cap Growth Portfolio                         5/1/01      11.365999             -             -            -
      Scudder II Small Cap Value Portfolio                          5/1/00      12.042214     10.413896             -            -
      Scudder II Government Sec Portfolio                           5/1/01      11.859809             -             -            -
      Scudder I International Portfolio B                           5/1/01       7.249466             -             -            -
      MFS Research Series                                           5/1/00       7.728907      8.939971             -            -
      MFS Research Series B                                         5/1/01      12.069397             -             -            -
      MFS Investors Trust Series                                    5/1/00       8.833490      9.916000             -            -
      MFS Investors Trust Series B                                  5/1/01      11.124369             -             -            -
      MFS Emerging Growth Series                                    5/1/00       6.123936      8.028494             -            -
      MFS Emerging Growth Series B                                  5/1/01      13.936441             -             -            -
      MFS High Income Series                                        5/1/00       9.382597      9.284000             -            -
      MFS High Income Series B                                      5/1/01       9.597080             -             -            -
      MFS Global Government Series B                                5/1/01      10.567687             -             -            -


                                                                Commenced                       Net Assets (in thousands)
                                                                              ------------------------------------------------------
                                                                Operations      6/30/01      12/31/00      12/31/99      12/31/98
                                                                -----------   ------------  ------------  ------------  ------------


      Met Investors MFS Research International Portfolio B          5/1/01              -             -             -             -
      GACC Money Market Fund                                      12/28/98              -             -             -            24
      Russell  Multi-Style Equity Fund                              5/1/00             48             -             -             -
      Russell Aggressive Equity Fund                                5/1/00              7             -             -             -
      Russell Non-U.S. Fund                                         5/1/00             22             -             -             -
      Russell Core Bond Fund                                        5/1/00             52             -             -             -
      Russell Real Estate Fund                                      5/1/00              8             -             -             -
      Aim Value Fund                                                5/1/00             48            49             -             -
      Aim Capital Appreciation Fund                                 5/1/00             58            62             -             -
      Aim International Equity Fund                                 5/1/00             26            29             -             -
      Alliance Premier Growth Portfolio                             5/1/00            111           100             -             -
      Alliance Premier Growth Portfolio B                           5/1/01              -             -             -             -
      AllianceBernstein Real Estate Investment Portfolio            5/1/00             25            15             -             -
      AllianceBernstein Real Estate Investment Portfolio B          5/1/01              -             -             -             -
      AllianceBernstein Small Cap Portfolio B                       5/1/01              -             -             -             -
      AllianceBernstein Value Portfolio B                           5/1/01              -             -             -             -
      Keyport Newport Tiger Fund                                    5/1/01              -             -             -             -
      Goldman Sachs Growth & Income Fund                           5/11/01              -             -             -             -
      Goldman Sachs Global Income Fund                             5/11/01              -             -             -             -
      Goldman Sachs International Equity Fund                      5/11/01              -             -             -             -
      Goldman Sachs Internet Tollkpr Fund                          5/11/01              -             -             -             -
      Scudder II Small Cap Growth Portfolio                         5/1/01              -             -             -             -
      Scudder II Small Cap Value Portfolio                          5/1/00             55            45             -             -
      Scudder II Government Sec Portfolio                           5/1/01              -             -             -             -
      Scudder I International Portfolio B                           5/1/01              -             -             -             -
      MFS Research Series                                           5/1/00             77            67             -             -
      MFS Research Series B                                         5/1/01              -             -             -             -
      MFS Investors Trust Series                                    5/1/00              7             -             -             -
      MFS Investors Trust Series B                                  5/1/01              -             -             -             -
      MFS Emerging Growth Series                                    5/1/00             26            29             -             -
      MFS Emerging Growth Series B                                  5/1/01              -             -             -             -
      MFS High Income Series                                        5/1/00              6             -             -             -
      MFS High Income Series B                                      5/1/01              -             -             -             -
      MFS Global Government Series B                                5/1/01              -             -             -             -

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
(Unaudited)


(6)   UNIT FAIR VALUE, CONTINUED
                                                                Commenced                    Accumulation Unit Value
                                                                              -----------------------------------------------------
                                                                Operations      6/30/01      12/31/00      12/31/99     12/31/98
                                                                -----------   ------------  ------------  ------------ ------------
      MFS New Discovery Series B                                    5/1/01       8.402009             -             -            -
      Oppenheimer Bond Fund                                         5/1/00      11.029763     10.539164             -            -
      Putnam VT Growth & Income Fund                                5/1/00      10.638093     10.840571             -            -
      Putnam VT Growth & Income Fund B                              5/1/01      11.920057             -             -            -
      Putnam VT Vista Fund                                          5/1/00       6.462326      8.348103             -            -
      Putnam VT Vista Fund B                                        5/1/01      13.016692             -             -            -
      Putnam VT Int'l Growth Fund                                   5/1/00       7.765181      9.120809             -            -
      Putnam VT Int'l Growth Fund B                                 5/1/01      14.056516             -             -            -
      Putnam VT Int New Opp Fund B                                  5/1/01      10.606566             -             -            -
      Putnam VT New Value Fund B                                    5/1/01      13.467801             -             -            -
      Templeton Int'l Securities Fund                               5/1/00       9.381616     10.324539             -            -
      Templeton Int'l Securities Fund B                             5/1/01       9.769736             -             -            -
      Templeton Dev Mkts Securities Fund                            5/1/00       7.888584      8.050513             -            -
      Templeton Dev Mkts Securities Fund B                          5/1/01       7.543709             -             -            -
      Templeton Franklin Small Cap Fund B                           5/1/01      12.863183             -             -            -
      Templeton Large Cap Growth Sec Fund B                         5/1/01      14.384511             -             -            -
      Templeton Mutual Shares Sec Fund B                            5/1/01      12.846436             -             -            -
      Templeton Global Income Sec Fund B                            5/1/01       9.540278             -             -            -
      Templeton Growth Sec Fund B                                   5/1/01      13.181871             -             -            -
      Fidelity Equity Income Fund B                                5/11/01      11.718074             -             -            -
      Fidelity Growth Fund B                                       5/11/01      13.954554             -             -            -
      Fidelity High Income Fund B                                  5/11/01       9.575291             -             -            -
      American Century VP Income & Growth Fund                      5/4/01       8.692276             -             -            -
      American Century International Fund                           5/4/01       8.161515             -             -            -
      American Century Value Fund                                   5/4/01      11.895229             -             -            -
      New England Zenith Davis Venture Value E                      5/1/01      10.684531             -             -            -
      New England Zenith Harris Oakmark Mid Cap Value B             5/1/01      11.349623             -             -            -
      Dreyfus VIF Appreciation Portfolio B                          5/4/01       9.211958             -             -            -
      Dreyfus VIF Disciplined Stock Port B                          5/4/01       8.469076             -             -            -
      Dreyfus VIP Stock Index Fund B                                5/4/01       8.531010             -             -            -
      Invesco VIF Dynamics Fund                                    5/11/01       8.525681             -             -            -
      Invesco VIF High Yield Fund                                  5/11/01       8.242067             -             -            -
      PIMCO High Yield Bond Portfolio                              5/11/01       9.755968             -             -            -
      PIMCO Low Duration Bond Portfolio                            5/11/01      11.012860             -             -            -
      PIMCO StocksPlus Grwth & Income Portfolio                    5/11/01       8.610947             -             -            -
      PIMCO Total Return Bond Portfolio                            5/11/01      10.953533             -             -            -

                                                                Commenced                    Net Assets (in thousands)
                                                                              ------------------------------------------------------
                                                                Operations      6/30/01      12/31/00      12/31/99      12/31/98
                                                                -----------   ------------  ------------  ------------  ------------

      MFS New Discovery Series B                                    5/1/01              -             -             -             -
      Oppenheimer Bond Fund                                         5/1/00             22             5             -             -
      Putnam VT Growth & Income Fund                                5/1/00             69            43             -             -
      Putnam VT Growth & Income Fund B                              5/1/01              -             -             -             -
      Putnam VT Vista Fund                                          5/1/00            335           378             -             -
      Putnam VT Vista Fund B                                        5/1/01              -             -             -             -
      Putnam VT Int'l Growth Fund                                   5/1/00             56            45             -             -
      Putnam VT Int'l Growth Fund B                                 5/1/01              -             -             -             -
      Putnam VT Int New Opp Fund B                                  5/1/01              -             -             -             -
      Putnam VT New Value Fund B                                    5/1/01              -             -             -             -
      Templeton Int'l Securities Fund                               5/1/00             56            45             -             -
      Templeton Int'l Securities Fund B                             5/1/01              -             -             -             -
      Templeton Dev Mkts Securities Fund                            5/1/00             28            16             -             -
      Templeton Dev Mkts Securities Fund B                          5/1/01              -             -             -             -
      Templeton Franklin Small Cap Fund B                           5/1/01              -             -             -             -
      Templeton Large Cap Growth Sec Fund B                         5/1/01              -             -             -             -
      Templeton Mutual Shares Sec Fund B                            5/1/01              -             -             -             -
      Templeton Global Income Sec Fund B                            5/1/01              -             -             -             -
      Templeton Growth Sec Fund B                                   5/1/01              -             -             -             -
      Fidelity Equity Income Fund B                                5/11/01              -             -             -             -
      Fidelity Growth Fund B                                       5/11/01              -             -             -             -
      Fidelity High Income Fund B                                  5/11/01              -             -             -             -
      American Century VP Income & Growth Fund                      5/4/01              -             -             -             -
      American Century International Fund                           5/4/01              -             -             -             -
      American Century Value Fund                                   5/4/01              -             -             -             -
      New England Zenith Davis Venture Value E                      5/1/01              -             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value B             5/1/01              -             -             -             -
      Dreyfus VIF Appreciation Portfolio B                          5/4/01              -             -             -             -
      Dreyfus VIF Disciplined Stock Port B                          5/4/01              -             -             -             -
      Dreyfus VIP Stock Index Fund B                                5/4/01              -             -             -             -
      Invesco VIF Dynamics Fund                                    5/11/01              -             -             -             -
      Invesco VIF High Yield Fund                                  5/11/01              -             -             -             -
      PIMCO High Yield Bond Portfolio                              5/11/01              -             -             -             -
      PIMCO Low Duration Bond Portfolio                            5/11/01              -             -             -             -
      PIMCO StocksPlus Grwth & Income Portfolio                    5/11/01              -             -             -             -
      PIMCO Total Return Bond Portfolio                            5/11/01              -             -             -             -

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
(Unaudited)


(6)   UNIT FAIR VALUE, CONTINUED

                                                                Commenced                         Total Return*
                                                                              -----------------------------------------------------
                                                                Operations       2001          2000          1999         1998
                                                                -----------   ------------  ------------  ------------ ------------
      Met Investors Lord Abbett Growth and Income Portfolio         1/8/99         -4.81%        13.09%         9.89%            -
      Met Investors Lord Abbett Growth and Income Portfolio B       5/1/01         -4.93%             -             -            -
      Met Investors Bond Debenture Portfolio                       5/15/97          1.51%        -0.60%         1.99%        4.77%
      Met Investors Bond Debenture Portfolio B                      5/1/01          1.30%             -             -            -
      Met Investors Developing Growth Portfolio                   11/23/98         -4.62%       -19.96%        30.58%        8.57%
      Met Investors Developing Growth Portfolio B                   5/1/01         -4.69%             -             -            -
      Met Investors Large Cap Research Portfolio                    3/3/98              -        11.06%        23.76%        8.01%
      Met Investors Mid-Cap Value Portfolio                         3/4/98          2.31%        50.82%         4.19%       -5.54%
      Met Investors Mid-Cap Value Portfolio B                       5/1/01          2.26%             -             -            -
      Met Investors Quality Bond Portfolio                         5/15/97          2.67%         9.87%        -2.92%        6.81%
      Met Investors Quality Bond Portfolio B                        5/1/01          2.56%             -             -            -
      Met Investors Small Cap Stock Portfolio                      3/17/97         -2.04%       -11.76%        42.52%       -6.74%
      Met Investors Small Cap Stock Portfolio B                     5/1/01         -2.15%             -             -            -
      Met Investors Enhanced Index Portfolio                       3/11/97         -5.81%       -12.80%        16.06%       30.49%
      Met Investors Enhanced Index Portfolio B                      5/1/01         -5.94%             -             -            -
      Met Investors Select Equity Portfolio                        3/11/97         -2.53%        -7.53%         8.22%       20.88%
      Met Investors Select Equity Portfolio B                       5/1/01         -2.70%             -             -            -
      Met Investors International Equity Portfolio                 3/11/97        -15.60%       -17.90%        26.73%       12.46%
      Met Investors International Equity Portfolio B                5/1/01        -15.75%             -             -            -
      Met Investors Met Putnam Research Portfolio B                 5/1/01         -3.03%             -             -            -
      Met Investors Oppenheimer Capital Appreciation Portfolio B    5/1/01         -3.73%             -             -            -
      Met Investors PIMCO Money Market Portfolio B                  5/1/01          0.37%             -             -            -
      Met Investors Janus Aggressive Growth Portfolio B             5/1/01         -7.37%             -             -            -
      Met Investors Growth Opportunities Portfolio                  5/1/01         -0.54%             -             -            -
      Met Investors Growth Opportunities Portfolio B                5/1/01         -0.54%             -             -            -
      Met Investors PIMCO Total Return Portfolio B                  5/1/01          0.47%             -             -            -
      Met Investors PIMCO Innovation Portfolio B                    5/1/01         -8.21%             -             -            -
      Met Investors MFS Mid Cap Growth Portfolio B                  5/1/01         -3.67%             -             -            -
      Met Investors MFS Research International Portfolio B          5/1/01         -5.30%             -             -            -
      GACC Money Market Fund                                      12/28/98          1.94%         6.08%         4.04%            -
      Russell  Multi-Style Equity Fund                              5/1/00         -9.41%       -10.00%             -            -
      Russell Aggressive Equity Fund                                5/1/00         -0.83%        -4.92%             -            -
      Russell Non-U.S. Fund                                         5/1/00        -14.81%       -10.11%             -            -
      Russell Core Bond Fund                                        5/1/00          2.13%         7.82%             -            -
      Russell Real Estate Fund                                      5/1/00          5.88%        16.61%             -            -


                                                                Commenced                   As a % of Average Net Assets**
                                                                              ------------------------------------------------------
                                                                Operations       2001          2000          1999          1998
                                                                -----------   ------------  ------------  ------------  ------------

      Met Investors Lord Abbett Growth and Income Portfolio         1/8/99          1.40%         1.40%         1.40%         1.40%
      Met Investors Lord Abbett Growth and Income Portfolio B       5/1/01          1.40%             -             -             -
      Met Investors Bond Debenture Portfolio                       5/15/97          1.40%         1.40%         1.40%         1.40%
      Met Investors Bond Debenture Portfolio B                      5/1/01          1.40%             -             -             -
      Met Investors Developing Growth Portfolio                   11/23/98          1.40%         1.40%         1.40%         1.40%
      Met Investors Developing Growth Portfolio B                   5/1/01          1.40%             -             -             -
      Met Investors Large Cap Research Portfolio                    3/3/98          1.40%             -         1.40%         1.40%
      Met Investors Mid-Cap Value Portfolio                         3/4/98          1.40%         1.40%         1.40%         1.40%
      Met Investors Mid-Cap Value Portfolio B                       5/1/01          1.40%             -             -             -
      Met Investors Quality Bond Portfolio                         5/15/97          1.40%         1.40%         1.40%         1.40%
      Met Investors Quality Bond Portfolio B                        5/1/01          1.40%             -             -             -
      Met Investors Small Cap Stock Portfolio                      3/17/97          1.40%         1.40%         1.40%         1.40%
      Met Investors Small Cap Stock Portfolio B                     5/1/01          1.40%             -             -             -
      Met Investors Enhanced Index Portfolio                       3/11/97          1.40%         1.40%         1.40%         1.40%
      Met Investors Enhanced Index Portfolio B                      5/1/01          1.40%             -             -             -
      Met Investors Select Equity Portfolio                        3/11/97          1.40%         1.40%         1.40%         1.40%
      Met Investors Select Equity Portfolio B                       5/1/01          1.40%             -             -             -
      Met Investors International Equity Portfolio                 3/11/97          1.40%         1.40%         1.40%         1.40%
      Met Investors International Equity Portfolio B                5/1/01          1.40%             -             -             -
      Met Investors Met Putnam Research Portfolio B                 5/1/01          1.40%             -             -             -
      Met Investors Oppenheimer Capital Appreciation Portfolio B    5/1/01          1.40%             -             -             -
      Met Investors PIMCO Money Market Portfolio B                  5/1/01          1.40%             -             -             -
      Met Investors Janus Aggressive Growth Portfolio B             5/1/01          1.40%             -             -             -
      Met Investors Growth Opportunities Portfolio                  5/1/01          1.40%             -             -             -
      Met Investors Growth Opportunities Portfolio B                5/1/01          1.40%             -             -             -
      Met Investors PIMCO Total Return Portfolio B                  5/1/01          1.40%             -             -             -
      Met Investors PIMCO Innovation Portfolio B                    5/1/01          1.40%             -             -             -
      Met Investors MFS Mid Cap Growth Portfolio B                  5/1/01          1.40%             -             -             -
      Met Investors MFS Research International Portfolio B          5/1/01          1.40%             -             -             -
      GACC Money Market Fund                                      12/28/98          1.40%         1.40%         1.40%         1.40%
      Russell  Multi-Style Equity Fund                              5/1/00          1.40%         1.40%             -             -
      Russell Aggressive Equity Fund                                5/1/00          1.40%         1.40%             -             -
      Russell Non-U.S. Fund                                         5/1/00          1.40%         1.40%             -             -
      Russell Core Bond Fund                                        5/1/00          1.40%         1.40%             -             -
      Russell Real Estate Fund                                      5/1/00          1.40%         1.40%             -             -

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
(Unaudited)


(6)   UNIT FAIR VALUE, CONTINUED

                                                                Commenced                        Total Return*
                                                                              -----------------------------------------------------
                                                                Operations       2001          2000          1999         1998
                                                                -----------   ------------  ------------  ------------ ------------


      Aim Value Fund                                                5/1/00         -6.61%       -19.79%             -            -
      Aim Capital Appreciation Fund                                 5/1/00        -16.31%       -16.55%             -            -
      Aim International Equity Fund                                 5/1/00        -15.01%       -20.43%             -            -
      Alliance Premier Growth Portfolio                             5/1/00        -11.76%       -21.04%             -            -
      Alliance Premier Growth Portfolio B                           5/1/01        -11.87%             -             -            -
      AllianceBernstein Real Estate Investment Portfolio            5/1/00          7.25%        12.82%             -            -
      AllianceBernstein Real Estate Investment Portfolio B          5/1/01          7.26%             -             -            -
      AllianceBernstein Small Cap Portfolio B                       5/1/01          1.37%             -             -            -
      AllianceBernstein Value Portfolio B                           5/1/01         -0.83%             -             -            -
      Keyport Newport Tiger Fund                                    5/1/01        -11.85%             -             -            -
      Goldman Sachs Growth & Income Fund                           5/11/01         -6.52%             -             -            -
      Goldman Sachs Global Income Fund                             5/11/01          2.38%             -             -            -
      Goldman Sachs International Equity Fund                      5/11/01        -15.44%             -             -            -
      Goldman Sachs Internet Tollkpr Fund                          5/11/01        -14.11%             -             -            -
      Scudder II Small Cap Growth Portfolio                         5/1/01        -16.68%             -             -            -
      Scudder II Small Cap Value Portfolio                          5/1/00         15.64%         4.14%             -            -
      Scudder II Government Sec Portfolio                           5/1/01          3.43%             -             -            -
      Scudder I International Portfolio B                           5/1/01        -19.31%             -             -            -
      MFS Research Series                                           5/1/00        -13.55%       -10.60%             -            -
      MFS Research Series B                                         5/1/01        -13.68%             -             -            -
      MFS Investors Trust Series                                    5/1/00        -10.92%        -0.84%             -            -
      MFS Investors Trust Series B                                  5/1/01        -11.03%             -             -            -
      MFS Emerging Growth Series                                    5/1/00        -23.72%       -19.72%             -            -
      MFS Emerging Growth Series B                                  5/1/01        -23.79%             -             -            -
      MFS High Income Series                                        5/1/00          1.06%        -7.16%             -            -
      MFS High Income Series B                                      5/1/01          0.80%             -             -            -
      MFS Global Government Series B                                5/1/01         -0.41%             -             -            -
      MFS New Discovery Series B                                    5/1/01         -2.39%             -             -            -
      Oppenheimer Bond Fund                                         5/1/00          4.66%         5.39%             -            -
      Putnam VT Growth & Income Fund                                5/1/00         -1.87%         8.41%             -            -
      Putnam VT Growth & Income Fund B                              5/1/01         -1.97%             -             -            -
      Putnam VT Vista Fund                                          5/1/00        -22.59%       -16.52%             -            -


                                                                Commenced                As a % of Average Net Assets**
                                                                              ------------------------------------------------------
                                                                Operations       2001          2000          1999          1998
                                                                -----------   ------------  ------------  ------------  ------------


      Aim Value Fund                                                5/1/00          1.40%         1.40%             -             -
      Aim Capital Appreciation Fund                                 5/1/00          1.40%         1.40%             -             -
      Aim International Equity Fund                                 5/1/00          1.40%         1.40%             -             -
      Alliance Premier Growth Portfolio                             5/1/00          1.40%         1.40%             -             -
      Alliance Premier Growth Portfolio B                           5/1/01          1.40%             -             -             -
      AllianceBernstein Real Estate Investment Portfolio            5/1/00          1.40%         1.40%             -             -
      AllianceBernstein Real Estate Investment Portfolio B          5/1/01          1.40%             -             -             -
      AllianceBernstein Small Cap Portfolio B                       5/1/01          1.40%             -             -             -
      AllianceBernstein Value Portfolio B                           5/1/01          1.40%             -             -             -
      Keyport Newport Tiger Fund                                    5/1/01          1.40%                           -             -
      Goldman Sachs Growth & Income Fund                           5/11/01          1.40%             -             -             -
      Goldman Sachs Global Income Fund                             5/11/01          1.40%             -             -             -
      Goldman Sachs International Equity Fund                      5/11/01          1.40%             -             -             -
      Goldman Sachs Internet Tollkpr Fund                          5/11/01          1.40%             -             -             -
      Scudder II Small Cap Growth Portfolio                         5/1/01          1.40%             -             -             -
      Scudder II Small Cap Value Portfolio                          5/1/00          1.40%         1.40%             -             -
      Scudder II Government Sec Portfolio                           5/1/01          1.40%                           -             -
      Scudder I International Portfolio B                           5/1/01          1.40%                           -             -
      MFS Research Series                                           5/1/00          1.40%         1.40%             -             -
      MFS Research Series B                                         5/1/01          1.40%             -             -             -
      MFS Investors Trust Series                                    5/1/00          1.40%         1.40%             -             -
      MFS Investors Trust Series B                                  5/1/01          1.40%             -             -             -
      MFS Emerging Growth Series                                    5/1/00          1.40%         1.40%             -             -
      MFS Emerging Growth Series B                                  5/1/01          1.40%             -             -             -
      MFS High Income Series                                        5/1/00          1.40%         1.40%             -             -
      MFS High Income Series B                                      5/1/01          1.40%             -             -             -
      MFS Global Government Series B                                5/1/01          1.40%             -             -             -
      MFS New Discovery Series B                                    5/1/01          1.40%             -             -             -
      Oppenheimer Bond Fund                                         5/1/00          1.40%         1.40%             -             -
      Putnam VT Growth & Income Fund                                5/1/00          1.40%         1.40%             -             -
      Putnam VT Growth & Income Fund B                              5/1/01          1.40%             -             -             -
      Putnam VT Vista Fund                                          5/1/00          1.40%         1.40%             -             -

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
(Unaudited)


(6)   UNIT FAIR VALUE, CONTINUED

                                                                Commenced                          Total Return*
                                                                              -----------------------------------------------------
                                                                Operations       2001          2000          1999         1998
                                                                -----------   ------------  ------------  ------------ ------------


      Putnam VT Vista Fund B                                        5/1/01        -22.67%             -             -            -
      Putnam VT Int'l Growth Fund                                   5/1/00        -14.86%        -8.79%             -            -
      Putnam VT Int'l Growth Fund B                                 5/1/01        -14.92%             -             -            -
      Putnam VT Int New Opp Fund B                                  5/1/01        -23.29%             -             -            -
      Putnam VT New Value Fund B                                    5/1/01          7.49%             -             -            -
      Templeton Int'l Securities Fund                               5/1/00         -9.13%         3.25%             -            -
      Templeton Int'l Securities Fund B                             5/1/01         -9.26%             -             -            -
      Templeton Dev Mkts Securities Fund                            5/1/00         -2.01%       -19.50%             -            -
      Templeton Dev Mkts Securities Fund B                          5/1/01         -2.01%             -             -            -
      Templeton Franklin Small Cap Fund B                           5/1/01        -11.88%             -             -            -
      Templeton Large Cap Growth Sec Fund B                         5/1/01         -5.58%             -             -            -
      Templeton Mutual Shares Sec Fund B                            5/1/01         10.85%             -             -            -
      Templeton Global Income Sec Fund B                            5/1/01         -5.19%             -             -            -
      Templeton Growth Sec Fund B                                   5/1/01         -0.93%             -             -            -
      Fidelity Equity Income Fund B                                5/11/01         -1.72%             -             -            -
      Fidelity Growth Fund B                                       5/11/01        -10.86%             -             -            -
      Fidelity High Income Fund B                                  5/11/01         -7.87%             -             -            -
      American Century VP Income & Growth Fund                      5/4/01         -4.45%             -             -            -
      American Century International Fund                           5/4/01        -20.49%             -             -            -
      American Century Value Fund                                   5/4/01          6.56%             -             -            -
      New England Zenith Davis Venture Value E                      5/1/01         -7.90%             -             -            -
      New England Zenith Harris Oakmark Mid Cap Value B             5/1/01         19.37%             -             -            -
      Dreyfus VIF Appreciation Portfolio B                          5/4/01         -7.06%             -             -            -
      Dreyfus VIF Disciplined Stock Port B                          5/4/01         -8.16%             -             -            -
      Dreyfus VIP Stock Index Fund B                                5/4/01         -7.60%             -             -            -
      Invesco VIF Dynamics Fund                                    5/11/01        -19.54%             -             -            -
      Invesco VIF High Yield Fund                                  5/11/01         -6.46%             -             -            -
      PIMCO High Yield Bond Portfolio                              5/11/01         -1.00%             -             -            -
      PIMCO Low Duration Bond Portfolio                            5/11/01          3.72%             -             -            -
      PIMCO StocksPlus Grwth & Income Portfolio                    5/11/01         -6.38%             -             -            -
      PIMCO Total Return Bond Portfolio                            5/11/01          2.00%             -             -            -


                                                                Commenced                  As a % of Average Net Assets**
                                                                              ------------------------------------------------------
                                                                Operations       2001          2000          1999          1998
                                                                -----------   ------------  ------------  ------------  ------------


      Putnam VT Vista Fund B                                        5/1/01          1.40%             -             -             -
      Putnam VT Int'l Growth Fund                                   5/1/00          1.40%         1.40%             -             -
      Putnam VT Int'l Growth Fund B                                 5/1/01          1.40%             -             -             -
      Putnam VT Int New Opp Fund B                                  5/1/01          1.40%             -             -             -
      Putnam VT New Value Fund B                                    5/1/01          1.40%             -             -             -
      Templeton Int'l Securities Fund                               5/1/00          1.40%         1.40%             -             -
      Templeton Int'l Securities Fund B                             5/1/01          1.40%             -             -             -
      Templeton Dev Mkts Securities Fund                            5/1/00          1.40%         1.40%             -             -
      Templeton Dev Mkts Securities Fund B                          5/1/01          1.40%             -             -             -
      Templeton Franklin Small Cap Fund B                           5/1/01          1.40%             -             -             -
      Templeton Large Cap Growth Sec Fund B                         5/1/01          1.40%             -             -             -
      Templeton Mutual Shares Sec Fund B                            5/1/01          1.40%             -             -             -
      Templeton Global Income Sec Fund B                            5/1/01          1.40%             -             -             -
      Templeton Growth Sec Fund B                                   5/1/01          1.40%             -             -             -
      Fidelity Equity Income Fund B                                5/11/01          1.40%             -             -             -
      Fidelity Growth Fund B                                       5/11/01          1.40%             -             -             -
      Fidelity High Income Fund B                                  5/11/01          1.40%             -             -             -
      American Century VP Income & Growth Fund                      5/4/01          1.40%             -             -             -
      American Century International Fund                           5/4/01          1.40%             -             -             -
      American Century Value Fund                                   5/4/01          1.40%             -             -             -
      New England Zenith Davis Venture Value E                      5/1/01          1.40%             -             -             -
      New England Zenith Harris Oakmark Mid Cap Value B             5/1/01          1.40%             -             -             -
      Dreyfus VIF Appreciation Portfolio B                          5/4/01          1.40%             -             -             -
      Dreyfus VIF Disciplined Stock Port B                          5/4/01          1.40%             -             -             -
      Dreyfus VIP Stock Index Fund B                                5/4/01          1.40%             -             -             -
      Invesco VIF Dynamics Fund                                    5/11/01          1.40%                           -             -
      Invesco VIF High Yield Fund                                  5/11/01          1.40%                           -             -
      PIMCO High Yield Bond Portfolio                              5/11/01          1.40%             -             -             -
      PIMCO Low Duration Bond Portfolio                            5/11/01          1.40%             -             -             -
      PIMCO StocksPlus Grwth & Income Portfolio                    5/11/01          1.40%             -             -             -
      PIMCO Total Return Bond Portfolio                            5/11/01          1.40%             -             -             -


*     The total return for sub-accounts that commenced operations during the period is not annualized.
**    The expense ratio for sub-accounts that commenced operations during the period is annualized.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
       The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ended June 30, 2001 and the year ended December 31, 2000 follows:

                                                                                                 Realized Gain (Loss)
                                                                           -------------------------------------------------------
                                                                                Aggregate         Aggregate Cost
                                                                 Year or    Proceeds from Sales   of Fund Shares       Realized
                                                                 Period      of Fund Shares          Redeemed         Gain (Loss)
                                                                ---------  -------------------  ------------------   -------------


       Met Investors Lord Abbett Growth and Income Portfolio        2001               29,086              26,486           2,600
                                                                    2000              159,953             155,182           4,771

       Met Investors Lord Abbett Growth and Income Portfolio B      2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors Bond Debenture Portfolio                       2001                7,240               7,258             (18)
                                                                    2000               46,415              45,664             751

       Met Investors Bond Debenture Portfolio B                     2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors Developing Growth Portfolio                    2001                  821                 892             (71)
                                                                    2000               10,592               8,657           1,935

       Met Investors Developing Growth Portfolio B                  2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors Large Cap Research Portfolio                   2001              187,871             166,074          21,797
                                                                    2000                5,008               4,385             623

       Met Investors Mid-Cap Value Portfolio                        2001               10,164               7,819           2,345
                                                                    2000               11,104              10,213             891

       Met Investors Mid-Cap Value Portfolio B                      2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors Quality Bond Portfolio                         2001                4,789               4,493             296
                                                                    2000               15,810              15,561             249

       Met Investors Quality Bond Portfolio B                       2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors Small Cap Stock Portfolio                      2001               31,939              33,437          (1,498)
                                                                    2000                2,145               1,770             375

       Met Investors Small Cap Stock Portfolio B                    2001                    -                   -               -
                                                                    2000                    -                   -               -



FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                           -------------------------------------------------------
                                                                                Aggregate         Aggregate Cost
                                                                 Year or    Proceeds from Sales   of Fund Shares       Realized
                                                                 Period      of Fund Shares          Redeemed         Gain (Loss)
                                                                ---------  -------------------  ------------------   -------------


       Met Investors Enhanced Index Portfolio                       2001                8,190               9,064            (874)
                                                                    2000               22,203              20,525           1,678

       Met Investors Enhanced Index Portfolio B                     2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors Select Equity Portfolio                        2001               30,671              33,490          (2,819)
                                                                    2000                4,372               4,321              51

       Met Investors Select Equity Portfolio B                      2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors International Equity Portfolio                 2001               16,655              18,655          (2,000)
                                                                    2000               41,718              33,331           8,387

       Met Investors International Equity Portfolio B               2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors Met Putnam Research Port. B                    2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors Oppenheimer Capital Appr Portfolio B           2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors PIMCO Money Market Port. B                     2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors Janus Aggressive Growth Portfolio B            2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors Growth Opportunities Portfolio                 2001                    -                   -               -
                                                                    2000                    -                   -               -









FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                              Realized Gain (Loss)
                                                                           -------------------------------------------------------
                                                                                Aggregate         Aggregate Cost
                                                                 Year or    Proceeds from Sales   of Fund Shares       Realized
                                                                 Period      of Fund Shares          Redeemed         Gain (Loss)
                                                                ---------  -------------------  ------------------   -------------


       Met Investors Growth Opportunities Portfolio B               2001                    -                   -               -
                                                                    2000                    -                   -               -

        Met Investors PIMCO Total Return Port. B                    2001                    -                   -               -
                                                                    2000                    -                   -               -

        Met Investors PIMCO Innovation Port. B                      2001                    -                   -               -
                                                                    2000                    -                   -               -

        Met Investors MFS Mid Cap Growth Port. B                    2001                    -                   -               -
                                                                    2000                    -                   -               -

        Met Investors MFS Research Intl Port. B                     2001                    -                   -               -
                                                                    2000                    -                   -               -

       GACC Money Market Fund                                       2001                    -                   -               -
                                                                    2000                    1                   1               -

       Russell Multi-Style Equity Fund                              2001                  169                 182             (13)
                                                                    2000                    -                   -               -

       Russell Aggressive Equity Fund                               2001                   23                  24              (1)
                                                                    2000                    -                   -               -

       Russell Non-U.S. Fund                                        2001                   81                  87              (6)
                                                                    2000                    -                   -               -

       Russell Core Bond Fund                                       2001                  179                 181              (2)
                                                                    2000                    -                   -               -

       Russell Real Estate Securities Fund                          2001                   25                  25               -
                                                                    2000                    -                   -               -

       AIM Value Fund                                               2001                  397                 487             (90)
                                                                    2000                   88                  95              (7)






FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                               Realized Gain (Loss)
                                                                           -------------------------------------------------------
                                                                                Aggregate         Aggregate Cost
                                                                 Year or    Proceeds from Sales   of Fund Shares       Realized
                                                                 Period      of Fund Shares          Redeemed         Gain (Loss)
                                                                ---------  -------------------  ------------------   -------------


       AIM Capital Appreciation Fund                                2001                  500                 703            (203)
                                                                    2000                   55                  58              (3)

       AIM International Equity Fund                                2001                  221                 314             (93)
                                                                    2000                   61                  70              (9)

       Alliance Premier Growth Portfolio                            2001                  851               1,057            (206)
                                                                    2000                  194                 219             (25)

       Alliance Premier Growth Portfolio B                          2001                    -                   -               -
                                                                    2000                    -                   -               -

       AllianceBernstein Real Estate Invt Portfolio                 2001                  135                 129               6
                                                                    2000                   20                  21              (1)

       AllianceBernstein Real Estate Invt Portfolio B               2001                    -                   -               -
                                                                    2000                    -                   -               -

       AllianceBernstein Small Cap Portfolio B                      2001                    -                   -               -
                                                                    2000                    -                   -               -

       AllianceBernstein Value Portfolio B                          2001                    -                   -               -
                                                                    2000                    -                   -               -

       Newport Tiger Fund                                           2001                    -                   -               -
                                                                    2000                    -                   -               -

       Goldman Sachs Growth & Income Fund                           2001                    -                   -               -
                                                                    2000                    -                   -               -

       Goldman Sachs International Equity Fund                      2001                    -                   -               -
                                                                    2000                    -                   -               -

       Goldman Sachs Global Income Fund                             2001                    -                   -               -
                                                                    2000                    -                   -               -







FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                           -------------------------------------------------------
                                                                                Aggregate         Aggregate Cost
                                                                 Year or    Proceeds from Sales   of Fund Shares       Realized
                                                                 Period      of Fund Shares          Redeemed         Gain (Loss)
                                                                ---------  -------------------  ------------------   -------------


       Goldman Sachs Internet Tollkpr Fund                          2001                    -                   -               -
                                                                    2000                    -                   -               -

       Scudder II Small Cap Growth Port.                            2001                   85                  90              (5)
                                                                    2000                    -                   -               -

       Scudder II Small Cap Value Portfolio                         2001               47,638              40,054           7,584
                                                                    2000                   23                  23               -

       Scudder II Government Sec Port.                              2001                   91                  90               1
                                                                    2000                    -                   -               -

       Scudder I International Portfolio B                          2001                    -                   -               -
                                                                    2000                    -                   -               -

       MFS Research Series                                          2001                  564               1,043            (479)
                                                                    2000                  128                 139             (11)

       MFS Research Series B                                        2001                    -                   -               -
                                                                    2000                    -                   -               -

       MFS Investors Trust Series                                   2001                   37                  44              (7)
                                                                    2000                    -                   -               -

       MFS Investors Trust Series B                                 2001                    -                   -               -
                                                                    2000                    -                   -               -

       MFS Emerging Growth Series                                   2001                  222                 342            (120)
                                                                    2000                   45                  50              (5)

       MFS Emerging Growth Series B                                 2001                    -                   -               -
                                                                    2000                    -                   -               -

       MFS High Income Series                                       2001                   32                  44             (12)
                                                                    2000                    -                   -               -





FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                           -------------------------------------------------------
                                                                                Aggregate         Aggregate Cost
                                                                 Year or    Proceeds from Sales   of Fund Shares       Realized
                                                                 Period      of Fund Shares          Redeemed         Gain (Loss)
                                                                ---------  -------------------  ------------------   -------------


       MFS High Income Series B                                     2001                    -                   -               -
                                                                    2000                    -                   -               -

       MFS Global Governments Series B                              2001                    -                   -               -
                                                                    2000                    -                   -               -

       MFS New Discovery Series B                                   2001                    -                   -               -
                                                                    2000                    -                   -               -

       Oppenheimer Bond Fund/VA                                     2001                    -                   -               -
                                                                    2000                   11                  11               -

       Putnam VT Growth & Income Fund                               2001                  430                 412              18
                                                                    2000                   64                  62               2

       Putnam VT Growth & Income Fund B                             2001                    -                   -               -
                                                                    2000                    -                   -               -

       Putnam VT Vista Fund                                         2001                1,695               2,544            (849)
                                                                    2000                  480                 532             (52)

       Putnam VT Vista Fund B                                       2001                    -                   -               -
                                                                    2000                    -                   -               -

       Putnam VT Int'l Growth Fund                                  2001                  391                 449             (58)
                                                                    2000                   76                  81              (5)

       Putnam VT Int'l Growth Fund B                                2001                    -                   -               -
                                                                    2000                    -                   -               -

       Putnam VT Int New Opp Fund B                                 2001                    -                   -               -
                                                                    2000                    -                   -               -

       Putnam VT New Value Fund B                                   2001                    -                   -               -
                                                                    2000                    -                   -               -






FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                             Realized Gain (Loss)
                                                                           -------------------------------------------------------
                                                                                Aggregate         Aggregate Cost
                                                                 Year or    Proceeds from Sales   of Fund Shares       Realized
                                                                 Period      of Fund Shares          Redeemed         Gain (Loss)
                                                                ---------  -------------------  ------------------   -------------


       Templeton Int'l Securities Fund                              2001                  385                 392              (7)
                                                                    2000                   71                  73              (2)

       Templeton Int'l Securities Fund B                            2001                    -                   -               -
                                                                    2000                    -                   -               -

       Templeton Dev Markets Fund                                   2001                  158                 163              (5)
                                                                    2000                   23                  26              (3)

       Templeton Dev Markets Fund B                                 2001                    -                   -               -
                                                                    2000                    -                   -               -

       Templeton Small Cap Fund B                                   2001                    -                   -               -
                                                                    2000                    -                   -               -

       Templeton Large Cap Growth Sec Fund B                        2001                    -                   -               -
                                                                    2000                    -                   -               -

       Templeton Mutual Shares Sec Fund B                           2001                    -                   -               -
                                                                    2000                    -                   -               -

       Templeton Global Income Sec Fund B                           2001                    -                   -               -
                                                                    2000                    -                   -               -

       Templeton Growth Sec Fund B                                  2001                    -                   -               -
                                                                    2000                    -                   -               -

       Fidelity Equity-Income Fund B                                2001                    -                   -               -
                                                                    2000                    -                   -               -

       Fidelity Growth Fund B                                       2001                    -                   -               -
                                                                    2000                    -                   -               -

       Fidelity High Income Fund B                                  2001                    -                   -               -
                                                                    2000                    -                   -               -






FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                              Realized Gain (Loss)
                                                                           -------------------------------------------------------
                                                                                Aggregate         Aggregate Cost
                                                                 Year or    Proceeds from Sales   of Fund Shares       Realized
                                                                 Period      of Fund Shares          Redeemed         Gain (Loss)
                                                                ---------  -------------------  ------------------   -------------


       American Century VP Income & Growth Fund                     2001                    -                   -               -
                                                                    2000                    -                   -               -

       American Century VP International Fund                       2001                    -                   -               -
                                                                    2000                    -                   -               -

       American Century VP Value Fund                               2001                    -                   -               -
                                                                    2000                    -                   -               -

       New England Zenith Davis Venture Value E                     2001                    -                   -               -
                                                                    2000                    -                   -               -

       New England Zenith Harris Oakmark Mid Cap Value B            2001                    -                   -               -
                                                                    2000                    -                   -               -

       Dreyfus VIF Appreciation Portfolio B                         2001                    -                   -               -
                                                                    2000                    -                   -               -

       Dreyfus VIF Disciplined Stock Port. B                        2001                    -                   -               -
                                                                    2000                    -                   -               -

       Dreyfus VIP Stock Index Fund B                               2001                    -                   -               -
                                                                    2000                    -                   -               -

       INVESCO VIF Dynamics Fund                                    2001                    -                   -               -
                                                                    2000                    -                   -               -

       INVESCO VIF High Yield Fund                                  2001                    -                   -               -
                                                                    2000                    -                   -               -

       Pimco High Yield Bond Portfolio                              2001                    -                   -               -
                                                                    2000                    -                   -               -

       Pimco Low Duration Bond Portfolio                            2001                    -                   -               -
                                                                    2000                    -                   -               -

       Pimco StockPlus Growth & Income Portfolio                    2001                    -                   -               -
                                                                    2000                    -                   -               -

       Pimco Total Return Bond Portfolio                            2001                    -                   -               -
                                                                    2000                    -                   -               -

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION:

                                                                                     Unrealized Appreciation (Depreciation)
                                                                           -------------------------------------------------------
                                                                              Appreciation         Appreciation
                                                                  Year or    (Depreciation)       (Depreciation)
                                                                 Period       End of Period     Beginning of Period     Change
                                                                ---------  -------------------  ------------------   -------------


       Met Investors Lord Abbett Growth and Income Portfolio        2001               64,902             102,727         (37,825)
                                                                    2000              102,727                   -

       Met Investors Lord Abbett Growth and Income Portfolio B      2001                   (2)                  -              (2)
                                                                    2000                    -                   -               -

       Met Investors Bond Debenture Portfolio                       2001              (20,629)             (8,033)        (12,596)
                                                                    2000               (8,033)                  -          (8,033)

       Met Investors Bond Debenture Portfolio B                     2001                  (10)                  -             (10)
                                                                    2000                    -                   -               -

       Met Investors Developing Growth Portfolio                    2001               (3,430)             (4,034)            604
                                                                    2000               (4,034)                  -          (4,034)

       Met Investors Developing Growth Portfolio B                  2001                    6                   -               6
                                                                    2000                    -                   -               -

       Met Investors Large Cap Research Portfolio                   2001                    -              28,900         (28,900)
                                                                    2000               28,900                   -          28,900

       Met Investors Mid-Cap Value Portfolio                        2001               35,823              51,144         (15,321)
                                                                    2000               51,144                   -          51,144

       Met Investors Mid-Cap Value Portfolio B                      2001                   (8)                  -              (8)
                                                                    2000                    -                   -               -

       Met Investors Quality Bond Portfolio                         2001                1,866               3,272          (1,406)
                                                                    2000                3,272                   -           3,272

       Met Investors Quality Bond Portfolio B                       2001                   (4)                  -              (4)
                                                                    2000                    -                   -               -

       Met Investors Small Cap Stock Portfolio                      2001               (9,986)              6,166         (16,152)
                                                                    2000                6,166                   -           6,166






FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                       Unrealized Appreciation (Depreciation)
                                                                           -------------------------------------------------------
                                                                              Appreciation         Appreciation
                                                                  Year or    (Depreciation)       (Depreciation)
                                                                 Period       End of Period     Beginning of Period      Change
                                                                ---------  -------------------  ------------------   -------------


       Met Investors Small Cap Stock Portfolio B                    2001                   (9)                  -              (9)
                                                                    2000                    -                   -               -

       Met Investors Enhanced Index Portfolio                       2001              (34,159)            (16,992)        (17,167)
                                                                    2000              (16,992)                            (16,992)

       Met Investors Enhanced Index Portfolio B                     2001                   (4)                  -              (4)
                                                                    2000                    -                   -               -

       Met Investors Select Equity Portfolio                        2001              (15,853)            (12,271)         (3,582)
                                                                    2000              (12,271)                  -         (12,271)

       Met Investors Select Equity Portfolio B                      2001                   (3)                  -              (3)
                                                                    2000                    -                   -               -

       Met Investors International Equity Portfolio                 2001              (48,898)             (7,658)        (41,240)
                                                                    2000               (7,658)                  -          (7,658)

       Met Investors International Equity Portfolio B               2001                  (21)                  -             (21)
                                                                    2000                    -                   -               -

        Met Investors Met Putnam Research Port. B                   2001                   (3)                  -              (3)
                                                                    2000                    -                   -               -

        Met Investors Oppenheimer Capital Appr Portfolio B          2001                   (4)                  -              (4)
                                                                    2000                    -                   -               -

        Met Investors PIMCO Money Market Port. B                    2001                    -                   -               -
                                                                    2000                    -                   -               -

        Met Investors Janus Aggressive Growth Portfolio B           2001                   (7)                  -              (7)
                                                                    2000                    -                   -               -

       Met Investors Growth Opportunities Portfolio                 2001                    -                   -               -
                                                                    2000                    -                   -               -

       Met Investors Growth Opportunities Portfolio B               2001                    -                   -               -
                                                                    2000                    -                   -               -



FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                     Unrealized Appreciation (Depreciation)
                                                                           -------------------------------------------------------
                                                                              Appreciation         Appreciation
                                                                  Year or    (Depreciation)       (Depreciation)
                                                                 Period       End of Period     Beginning of Period     Change
                                                                ---------  -------------------  ------------------   -------------


       Met Investors PIMCO Total Return Port. B                     2001                    1                   -               1
                                                                    2000                    -                   -               -

       Met Investors PIMCO Innovation Port. B                       2001                   (8)                  -              (8)
                                                                    2000                    -                   -               -

       Met Investors MFS Mid Cap Growth Port. B                     2001                   (3)                  -              (3)
                                                                    2000                    -                   -               -

       Met Investors MFS Research Intl Port. B                      2001                   (5)                  -              (5)
                                                                    2000                    -                   -               -

       GACC Money Market Fund                                       2001                    8                   5               3
                                                                    2000                    5                   -               5

       Russell Multi-Style Equity Fund                              2001               (4,622)                (11)         (4,611)
                                                                    2000                  (11)                  -             (11)

       Russell Aggressive Equity Fund                               2001                  (55)                (13)            (42)
                                                                    2000                  (13)                  -             (13)

       Russell Non-U.S. Fund                                        2001               (2,717)                (14)         (2,703)
                                                                    2000                  (14)                  -             (14)

       Russell Core Bond Fund                                       2001                 (427)                  4            (431)
                                                                    2000                    4                   -               4

       Russell Real Estate Securities Fund                          2001                  486                  13             473
                                                                    2000                   13                   -              13

       AIM Value Funds                                              2001              (11,958)             (9,065)         (2,893)
                                                                    2000               (9,065)                  -          (9,065)

       AIM Capital Appreciation Fund                                2001              (24,352)            (14,164)        (10,188)
                                                                    2000              (14,164)                  -         (14,164)






FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                    Unrealized Appreciation (Depreciation)
                                                                           -------------------------------------------------------
                                                                              Appreciation         Appreciation
                                                                  Year or    (Depreciation)       (Depreciation)
                                                                 Period       End of Period     Beginning of Period     Change
                                                                ---------  -------------------  ------------------   -------------


       AIM International Equity Fund                                2001              (11,418)             (7,321)         (4,097)
                                                                    2000               (7,321)                  -          (7,321)

       Alliance Premier Growth Portfolio                            2001              (38,662)            (22,182)        (16,480)
                                                                    2000              (22,182)                  -         (22,182)

       Alliance Premier Growth Portfolio B                          2001                  (12)                  -             (12)
                                                                    2000                    -                   -               -

       AllianceBernstein Real Estate Invt Portfolio                 2001                1,620                 389           1,231
                                                                    2000                  389                   -             389

       AllianceBernstein Real Estate Invt Portfolio B               2001                    3                   -               3
                                                                    2000                    -                   -               -

       AllianceBernstein Small Cap Portfolio B                      2001                    2                   -               2
                                                                    2000                    -                   -               -

       AllianceBernstein Value Portfolio B                          2001                   (1)                  -              (1)
                                                                    2000                    -                   -               -

       Newport Tiger Fund                                           2001                   (6)                  -              (6)
                                                                    2000                    -                   -               -

       Goldman Sachs Growth & Income Fund                           2001                   (1)                  -              (1)
                                                                    2000                    -                   -               -

       Goldman Sachs International Equity Fund                      2001                   (7)                  -              (7)
                                                                    2000                    -                   -               -

       Goldman Sachs Global Income Fund                             2001                    1                   -               1
                                                                    2000                    -                   -               -

       Goldman Sachs Internet Tollkpr Fund                          2001                   (1)                  -              (1)
                                                                    2000                    -                   -               -

       Scudder II Small Cap Growth Port.                            2001                    5                   -               5
                                                                    2000                    -                   -               -



FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                     Unrealized Appreciation (Depreciation)
                                                                           -------------------------------------------------------
                                                                              Appreciation         Appreciation
                                                                  Year or    (Depreciation)       (Depreciation)
                                                                 Period       End of Period      Beginning of Period    Change
                                                                ---------  -------------------  ------------------   -------------


       Scudder II Small Cap Value Portfolio                         2001                3,541               3,345             196
                                                                    2000                3,345                   -           3,345

       Scudder II Government Sec Port.                              2001                   91                   -              91
                                                                    2000                    -                   -               -

       Scudder I International Portfolio B                          2001                   (9)                  -              (9)
                                                                    2000                    -                   -               -

       MFS Research Series                                          2001              (28,375)            (10,726)        (17,649)
                                                                    2000              (10,726)                  -         (10,726)

       MFS Research Series B                                        2001                   (6)                  -              (6)
                                                                    2000                    -                   -               -

       MFS Investors Trust Series                                   2001                 (648)                  -            (648)
                                                                    2000                    -                   -               -

       MFS Investors Trust Series B                                 2001                   (5)                  -              (5)
                                                                    2000                    -                   -               -

       MFS Emerging Growth Series                                   2001              (14,296)             (5,667)         (8,629)
                                                                    2000               (5,667)                  -          (5,667)

       MFS Emerging Growth Series B                                 2001                   (5)                  -              (5)
                                                                    2000                    -                   -               -

       MFS High Income Series                                       2001                 (524)                 (7)           (517)
                                                                    2000                   (7)                  -              (7)

       MFS High Income Series B                                     2001                   (2)                  -              (2)
                                                                    2000                    -                   -               -

       MFS Global Governments Series B                              2001                   (1)                  -              (1)
                                                                    2000                    -                   -               -






FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                      Unrealized Appreciation (Depreciation)
                                                                           -------------------------------------------------------
                                                                              Appreciation         Appreciation
                                                                  Year or    (Depreciation)       (Depreciation)
                                                                 Period       End of Period      Beginning of Period    Change
                                                                ---------  -------------------  ------------------   -------------


       MFS New Discovery Series B                                   2001                    1                   -               1
                                                                    2000                    -                   -               -

       Oppenheimer Bond Fund/VA                                     2001                 (624)                 87            (711)
                                                                    2000                   87                   -              87

       Putnam VT Growth & Income Fund                               2001                  613               2,191          (1,578)
                                                                    2000                2,191                   -           2,191

       Putnam VT Growth & Income Fund B                             2001                   (2)                  -              (2)
                                                                    2000                    -                   -               -

       Putnam VT Vista Fund                                         2001             (186,227)            (65,181)       (121,046)
                                                                    2000              (65,181)                  -         (65,181)

       Putnam VT Vista Fund B                                       2001                   (3)                  -              (3)
                                                                    2000                    -                   -               -

       Putnam VT Int'l Growth Fund                                  2001              (15,089)             (1,800)        (13,289)
                                                                    2000               (1,800)                  -          (1,800)

       Putnam VT Int'l Growth Fund B                                2001                   (7)                  -              (7)
                                                                    2000                    -                   -               -

       Putnam VT Int New Opp Fund B                                 2001                   (8)                  -              (8)
                                                                    2000                    -                   -               -

       Putnam VT New Value Fund B                                   2001                    1                   -               1
                                                                    2000                    -                   -               -

       Templeton Int'l Securities Fund                              2001              (17,076)                844         (17,920)
                                                                    2000                  844                   -             844

       Templeton Int'l Securities Fund B                            2001                  (28)                  -             (28)
                                                                    2000                    -                   -               -






FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                    Unrealized Appreciation (Depreciation)
                                                                           -------------------------------------------------------
                                                                              Appreciation         Appreciation
                                                                  Year or    (Depreciation)       (Depreciation)
                                                                 Period       End of Period      Beginning of Period    Change
                                                                ---------  -------------------  ------------------   -------------


       Templeton Dev Markets Fund                                   2001               (1,249)             (1,491)            242
                                                                    2000               (1,491)                  -          (1,491)

       Templeton Dev Markets Fund B                                 2001                    1                   -               1
                                                                    2000                    -                   -               -

       Templeton Small Cap Fund B                                   2001                   (2)                  -              (2)
                                                                    2000                    -                   -               -

       Templeton Large Cap Growth Sec Fund B                        2001                  (26)                  -             (26)
                                                                    2000                    -                   -               -

       Templeton Mutual Shares Sec Fund B                           2001                   (5)                  -              (5)
                                                                    2000                    -                   -               -

       Templeton Global Income Sec Fund B                           2001                   (5)                  -              (5)
                                                                    2000                    -                   -               -

       Templeton Growth Sec Fund B                                  2001                  (19)                  -             (19)
                                                                    2000                    -                   -               -

       Fidelity Equity-Income Fund B                                2001                   (1)                  -              (1)
                                                                    2000                    -                   -               -

       Fidelity Growth Fund B                                       2001                   (2)                  -              (2)
                                                                    2000                    -                   -               -

       Fidelity High Income Fund B                                  2001                   (6)                  -              (6)
                                                                    2000                    -                   -               -

       American Century VP Income & Growth Fund                     2001                   (3)                  -              (3)
                                                                    2000                    -                   -               -

       American Century VP International Fund                       2001                   (7)                  -              (7)
                                                                    2000                    -                   -               -

       American Century VP Value Fund                               2001                    3                   -               3
                                                                    2000                    -                   -               -



FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                       Unrealized Appreciation (Depreciation)
                                                                           -------------------------------------------------------
                                                                              Appreciation         Appreciation
                                                                  Year or    (Depreciation)       (Depreciation)
                                                                 Period       End of Period      Beginning of Period    Change
                                                                ---------  -------------------  ------------------   -------------


       New England Zenith Davis Venture Value E                     2001                   (2)                  -              (2)
                                                                    2000                    -                   -               -

       New England Zenith Harris Oakmark Mid Cap Value B            2001                    6                   -               6
                                                                    2000                    -                   -               -

       Dreyfus VIF Appreciation Portfolio B                         2001                   (4)                  -              (4)
                                                                    2000                    -                   -               -

       Dreyfus VIF Disciplined Stock Port. B                        2001                   (4)                  -              (4)
                                                                    2000                    -                   -               -

       Dreyfus VIP Stock Index Fund B                               2001                   (3)                  -              (3)
                                                                    2000                    -                   -               -

       INVESCO VIF Dynamics Fund                                    2001                    -                   -               -
                                                                    2000                    -                   -               -

       INVESCO VIF High Yield Fund                                  2001                   (7)                  -              (7)
                                                                    2000                    -                   -               -

       Pimco High Yield Bond Portfolio                              2001                   (2)                  -              (2)
                                                                    2000                    -                   -               -

       Pimco Low Duration Bond Portfolio                            2001                    -                   -               -
                                                                    2000                    -                   -               -

       Pimco StockPlus Growth & Income Portfolio                    2001                   (2)                  -              (2)
                                                                    2000                    -                   -               -

       Pimco Total Return Bond Portfolio                            2001                    -                   -               -
                                                                    2000                    -                   -               -


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)   UNITS OUTSTANDING

                                                                       6/30/01         12/31/00        12/31/99         12/31/98
                                                                    -------------   --------------   -------------   --------------

      Sub-account accumulation units:
         Met Investors Lord Abbett Growth and Income Portfolio            19,859           13,954          14,640            9,112
         Met Investors Lord Abbett Growth and Income Portfolio B               2                -               -                -
         Met Investors Bond Debenture Portfolio                           16,032           16,380          17,199           11,913
         Met Investors Bond Debenture Portfolio B                              7                -               -                -
         Met Investors Developing Growth Portfolio                         8,602            5,749           3,257              167
         Met Investors Developing Growth Portfolio B                          10                -               -                -
         Met Investors Large Cap Research Portfolio                            -           10,901           7,259            2,713
         Met Investors Mid-Cap Value Portfolio                            14,113           11,762           5,899            1,487
         Met Investors Mid-Cap Value Portfolio B                               6                -               -                -
         Met Investors Quality Bond Portfolio                              5,179            4,392           5,664            5,759
         Met Investors Quality Bond Portfolio B                                8                -               -                -
         Met Investors Small Cap Stock Portfolio                           6,959            8,378           4,804            2,679
         Met Investors Small Cap Stock Portfolio B                             7                -               -                -
         Met Investors Enhanced Index Portfolio                           15,556           15,533          13,610            6,695
         Met Investors Enhanced Index Portfolio B                              8                -               -                -
         Met Investors Select Equity Portfolio                             8,468            9,616           8,820            5,207
         Met Investors Select Equity Portfolio B                               6                -               -                -
         Met Investors International Equity Portfolio                     12,163           12,451          12,265            6,954
         Met Investors International Equity Portfolio B                        8                -               -                -
         Met Investors Met Putnam Research Portfolio B                        11                -               -                -
         Met Investors Oppenheimer Capital Appreciation Portfolio B           10                -               -                -
         Met Investors PIMCO Money Market Portfolio B                         10                -               -                -
         Met Investors Janus Aggressive Growth Portfolio B                    11                -               -                -
         Met Investors Growth Opportunities Portfolio                         10                -               -                -
         Met Investors Growth Opportunities Portfolio B                       10                -               -                -
         Met Investors PIMCO Total Return Portfolio B                         10                -               -                -
         Met Investors PIMCO Innovation Portfolio B                           12                -               -                -
         Met Investors MFS Mid Cap Growth Portfolio B                         10                -               -                -
         Met Investors MFS Research International Portfolio B                 10                -               -                -
         GACC Money Market Fund                                                9                9               9            2,161
         Russell  Multi-Style Equity Fund                                  5,895               10               -                -
         Russell Aggressive Equity Fund                                      715               10               -                -
         Russell Non-U.S. Fund                                             2,884               10               -                -
         Russell Core Bond Fund                                            4,764               10               -                -
         Russell Real Estate Fund                                            630               10               -                -
         Aim Value Fund                                                    6,415            6,101               -                -
         Aim Capital Appreciation Fund                                     8,258            7,481               -                -
         Aim International Equity Fund                                     3,778            3,584               -                -
         Alliance Premier Growth Portfolio                                15,922           12,604               -                -
         Alliance Premier Growth Portfolio B                                   7                -               -                -
         AllianceBernstein Real Estate Investment Portfolio                2,053            1,300               -                -
         AllianceBernstein Real Estate Investment Portfolio B                 11                -               -                -
         AllianceBernstein Small Cap Portfolio B                              10                -               -                -
         AllianceBernstein Value Portfolio B                                  10                -               -                -
         Keyport Newport Tiger Fund                                            8                -               -                -
         Goldman Sachs Growth & Income Fund                                   11                -               -                -






FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)   UNITS OUTSTANDING, CONTINUED:

                                                                       6/30/01         12/31/00        12/31/99         12/31/98
                                                                    -------------   --------------   -------------   --------------

      Sub-account accumulation units:
         Goldman Sachs Global Income Fund                                      9                -               -                -
         Goldman Sachs International Equity Fund                               9                -               -                -
         Goldman Sachs Internet Tollkpr Fund                                  18                -               -                -
         Scudder II Small Cap Growth Portfolio                                 9                -               -                -
         Scudder II Small Cap Value Portfolio                              4,578            4,362               -                -
         Scudder II Government Sec Portfolio                                   8                -               -                -
         Scudder I International Portfolio B                                  13                -               -                -
         MFS Research Series                                               9,925            7,471               -                -
         MFS Research Series B                                                 8                -               -                -
         MFS Investors Trust Series                                          742               10               -                -
         MFS Investors Trust Series B                                          9                -               -                -
         MFS Emerging Growth Series                                        4,180            3,629               -                -
         MFS Emerging Growth Series B                                          7                -               -                -
         MFS High Income Series                                              618               10               -                -
         MFS High Income Series B                                             10                -               -                -
         MFS Global Government Series B                                        9                -               -                -
         MFS New Discovery Series B                                           12                -               -                -
         Oppenheimer Bond Fund                                             1,956              514               -                -
         Putnam VT Growth & Income Fund                                    6,478            4,000               -                -
         Putnam VT Growth & Income Fund B                                      8                -               -                -
         Putnam VT Vista Fund                                             51,852           45,338               -                -
         Putnam VT Vista Fund B                                                7                -               -                -
         Putnam VT Int'l Growth Fund                                       7,229            4,915               -                -
         Putnam VT Int'l Growth Fund B                                         7                -               -                -
         Putnam VT Int New Opp Fund B                                          9                -               -                -
         Putnam VT New Value Fund B                                            7                -               -                -
         Templeton Int'l Securities Fund                                   6,014            4,340               -                -
         Templeton Int'l Securities Fund B                                    10                -               -                -
         Templeton Dev Mkts Securities Fund                                3,583            2,043               -                -
         Templeton Dev Mkts Securities Fund B                                 14                -               -                -
         Templeton Franklin Small Cap Fund B                                   8                -               -                -
         Templeton Large Cap Growth Sec Fund B                                 7                -               -                -
         Templeton Mutual Shares Sec Fund B                                    8                -               -                -
         Templeton Global Income Sec Fund B                                   10                -               -                -
         Templeton Growth Sec Fund B                                           8                -               -                -
         Fidelity Equity Income Fund B                                         8                -               -                -
         Fidelity Growth Fund B                                                7                -               -                -
         Fidelity High Income Fund B                                          10                -               -                -
         American Century VP Income & Growth Fund                             11                -               -                -
         American Century International Fund                                  11                -               -                -
         American Century Value Fund                                           9                -               -                -
         New England Zenith Davis Venture Value E                              9                -               -                -
         New England Zenith Harris Oakmark Mid Cap Value B                     9                -               -                -
         Dreyfus VIF Appreciation Portfolio B                                 10                -               -                -
         Dreyfus VIF Disciplined Stock Port B                                 11                -               -                -
         Dreyfus VIP Stock Index Fund B                                       11                -               -                -
         Invesco VIF Dynamics Fund                                            12                -               -                -
         Invesco VIF High Yield Fund                                          11                -               -                -
         PIMCO High Yield Bond Portfolio                                      10                -               -                -
         PIMCO Low Duration Bond Portfolio                                     9                -               -                -
         PIMCO StocksPlus Grwth & Income Portfolio                            11                -               -                -
         PIMCO Total Return Bond Portfolio                                     9                -               -                -




                          INDEPENDENT AUDITORS' REPORT


      Board of Directors and Shareholder
      First Cova Life Insurance Company
      Contract Owners of First Cova Variable Annuity Account One


      We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1) comprising First Cova Variable Annuity Account One of First Cova Life Insurance Company (the Separate Account) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of First Cova Variable Annuity Account One of First Cova Life Insurance Company as of December 31, 2000, and the results of their operations and changes in their net assets for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.


      /s/ Deloitte & Touche LLP


      Chicago, Illinois
      March 9, 2001

                          INDEPENDENT AUDITORS' REPORT



      The Contract Owners of First Cova Variable
        Annuity Account One, Board of Directors
        and Shareholder of First Cova
        Life Insurance Company:


      We have audited the accompanying statement of changes in net assets of each of the sub-accounts comprising First Cova Variable Annuity Account One of First Cova Life Insurance Company (the Separate Account) for the year ended December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in net assets of the sub-accounts of First Cova Variable Annuity Account One of First Cova Life Insurance Company for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


      /s/ KPMG LLP


      Chicago, Illinois
      March 20, 2000

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000


Sub-account assets:
    Investments:
      Cova Series Trust (Cova):
        Lord Abbett Growth and Income Portfolio                                          23,217 shares                  $ 622,601
        Bond Debenture Portfolio                                                         19,081 shares                    224,144
        Developing Growth Portfolio                                                       5,812 shares                     66,509
        Large Cap Research Portfolio                                                     11,541 shares                    177,173
        Mid-Cap Value Portfolio                                                          11,400 shares                    192,911
        Quality Bond Portfolio                                                            4,989 shares                     55,818
        Small Cap Stock Portfolio                                                         8,943 shares                    132,576
        Large Cap Stock Portfolio                                                        18,224 shares                    305,416
        Select Equity Portfolio                                                          11,647 shares                    163,475
        International Equity Portfolio                                                   13,245 shares                    167,002
      General American Capital Company (GACC):
        Money Market Fund                                                                     5 shares                        108
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                                               6 shares                         90
        Aggressive Equity Fund                                                                8 shares                         95
        Non-U.S. Fund                                                                         8 shares                         90
        Core Bond Fund                                                                       11 shares                        108
        Real Estate Securities Fund                                                          11 shares                        117
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                                               1,796 shares                     49,048
        AIM V.I. Capital Appreciation Fund                                                2,029 shares                     62,576
        AIM V.I. International Equity Fund                                                1,420 shares                     28,579
      Alliance Variable Products Series Fund, Inc. (Alliance):
        Premier Growth Portfolio                                                          3,112 shares                     99,754
        Real Estate Investment Portfolio                                                  1,367 shares                     14,695
      Kemper Variable Series (Kemper):
        Kemper Small Cap Value Portfolio                                                 40,552 shares                     45,526
      MFS Variable Insurance Trust (MFS):
        MFS Research Series                                                               3,218 shares                     66,945
        MFS Growth with Income Series                                                         5 shares                        100
        MFS Emerging Growth Series                                                        1,013 shares                     29,205
        MFS High Income Series                                                                9 shares                         93
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Bond Fund / VA                                                          482 shares                      5,426
      Putnam Variable Trust  (Putnam):
        Putnam VT Growth and Income Fund                                                  1,681 shares                     43,453
        Putnam VT Vista Fund                                                             19,298 shares                    379,215
        Putnam VT International Growth Fund                                               2,535 shares                     44,921
      Franklin Templeton Variable Insurance Products Trust (Templeton):
        Templeton International Securities Fund                                           2,391 shares                     44,900
        Templeton Developing Markets Securities Fund                                      3,139 shares                     16,481
                                                                                                                  ----------------
          Total assets                                                                                                $ 3,039,150
                                                                                                                  ================


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000


Sub-account liabilities:
    AIM V.I. Value                                                                                                          $ 111
    AIM V.I. Capital Appreciation                                                                                             149
    AIM V.I. International Equity                                                                                              65
    Alliance Premier Growth                                                                                                   230
    Alliance Real Estate Investment                                                                                            29
    Kemper Small Cap Value                                                                                                     98
    MFS Research                                                                                                              151
    MFS Emerging Growth                                                                                                        67
    Oppenheimer Bond                                                                                                           12
    Putnam VT Growth and Income                                                                                                90
    Putnam VT Vista                                                                                                           729
    Putnam VT International Growth                                                                                             93
    Templeton International Securities                                                                                         93
    Templeton Developing Markets Securities                                                                                    33
                                                                                                                  ----------------
          Total liabilities                                                                                               $ 1,950
                                                                                                                  ================




Sub-account net assets:
    Cova Lord Abbett Growth and Income                                                                                  $ 622,601
    Cova Bond Debenture                                                                                                   224,144
    Cova Developing Growth                                                                                                 66,509
    Cova Large Cap Research                                                                                               177,173
    Cova Mid-Cap Value                                                                                                    192,911
    Cova Quality Bond                                                                                                      55,818
    Cova Small Cap Stock                                                                                                  132,576
    Cova Large Cap Stock                                                                                                  305,416
    Cova Select Equity                                                                                                    163,475
    Cova International Equity                                                                                             167,002
    GACC Money Market                                                                                                         108
    Russell Multi-Style Equity                                                                                                 90
    Russell Aggressive Equity                                                                                                  95
    Russell Non-U.S.                                                                                                           90
    Russell Core Bond                                                                                                         108
    Russell Real Estate Securities                                                                                            117
    AIM V.I. Value                                                                                                         48,937
    AIM V.I. Capital Appreciation                                                                                          62,427
    AIM V.I. International Equity                                                                                          28,514
    Alliance Premier Growth                                                                                                99,524
    Alliance Real Estate Investment                                                                                        14,666
    Kemper Small Cap Value                                                                                                 45,428
    MFS Research                                                                                                           66,794
    MFS Growth with Income                                                                                                    100


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000



Sub-account net assets, continued:
    MFS Emerging Growth                                                                                                  $ 29,138
    MFS High Income                                                                                                            93
    Oppenheimer Bond                                                                                                        5,414
    Putnam VT Growth and Income                                                                                            43,363
    Putnam VT Vista                                                                                                       378,486
    Putnam VT International Growth                                                                                         44,828
    Templeton International Securities                                                                                     44,807
    Templeton Developing Markets Securities                                                                                16,448
                                                                                                                  ----------------
          Total net assets                                                                                            $ 3,037,200
                                                                                                                  ================


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                                                      Cova
                                             --------------------------------------------------------------------------------------
                                              Lord Abbett
                                               Growth                                Large                                 Small
                                                and         Bond       Developing     Cap        Mid-Cap      Quality       Cap
                                               Income     Debenture     Growth      Research      Value        Bond        Stock
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------


Income:
   Dividends                               $     5,864       13,959            -         361          274        3,362           1
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                    6,442        2,692          565       1,768        1,290          720       1,368
   Administrative fee                              773          323           68         212          155           86         164
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------
       Total expenses                            7,215        3,015          633       1,980        1,445          806       1,532
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

       Net investment income (loss)             (1,351)      10,944         (633)     (1,619)      (1,171)       2,556      (1,531)
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      4,771          751        1,935         623          891          249         375
   Realized gain distributions                   8,143            -        1,834      12,951          580            -       4,044
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------
       Net realized gain (loss)                 12,914          751        3,769      13,574        1,471          249       4,419
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                               47,545      (12,873)     (13,609)      8,053       48,240        2,491     (20,886)
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations            $    59,108       (1,178)     (10,473)     20,008       48,540        5,296     (17,998)
                                             ==========  ===========  ===========  ==========  ===========  ===========  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                            Cova                        GACC                   Russell
                                             ---------------------------------------  ---------  ----------------------------------

                                                Large                                              Multi-
                                                 Cap       Select      International    Money      Style      Aggressive
                                                Stock      Equity         Equity       Market      Equity      Equity      Non-U.S.
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------


Income:
   Dividends                               $      2,094         806             739          -           -            -          -
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------

Expenses:
   Mortality and expense risk                     4,097       2,060           2,163          1           -            -          -
   Administrative fee                               492         247             260          -           -            -          -
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------
       Total expenses                             4,589       2,307           2,423          1           -            -          -
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------

       Net investment income (loss)              (2,495)     (1,501)         (1,684)        (1)          -            -          -
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       1,678          51           8,387          -           -            -          -
   Realized gain distributions                   26,084      10,813          10,762          7           1            8          4
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------
       Net realized gain (loss)                  27,762      10,864          19,149          7           1            8          4
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------

Change in unrealized appreciation
   (depreciation)                               (68,877)    (22,439)        (50,987)         -         (11)         (13)       (14)
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------

       Net increase (decrease) in net
         assets from operations            $    (43,610)    (13,076)        (33,522)         6         (10)          (5)       (10)
                                             =========== ===========  ==============  =========  ==========  ===========  =========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                   Russell                           AIM                            Alliance
                                          -----------------------  ----------------------------------------  -----------------------

                                                         Real                      V.I.           V.I.                       Real
                                             Core       Estate        V.I.       Capital      International    Premier      Estate
                                             Bond      Securities    Value     Appreciation      Equity        Growth     Investment
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------


Income:
   Dividends                             $        4            4          62              -             73            -           4
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------

Expenses:
   Mortality and expense risk                     -            -         178            183            112          379          44
   Administrative fee                             -            -          21             22             13           45           5
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------
       Total expenses                             -            -         199            205            125          424          49
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------

       Net investment income (loss)               4            4        (137)          (205)           (52)        (424)        (45)
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -            -          (7)            (3)            (9)         (25)         (1)
   Realized gain distributions                    -            -       2,169          1,767          1,867            5           -
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------
       Net realized gain (loss)                   -            -       2,162          1,764          1,858          (20)         (1)
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                                 4           13      (9,065)       (14,164)        (7,321)     (22,182)        389
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------

       Net increase (decrease) in net
         assets from operations          $        8           17      (7,040)       (12,605)        (5,515)     (22,626)        343
                                          ==========  ===========  ========== ==============  =============  ===========  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                             Kemper                           MFS                         Oppenheimer     Putnam
                                           -----------  -----------------------------------------------  -------------  ----------
                                                                                                                            VT
                                              Small                    Growth                                             Growth
                                               Cap                      with      Emerging      High                       and
                                              Value      Research      Income      Growth      Income        Bond         Income
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------


Income:
   Dividends                             $          -            -           -            -          -              -           -
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------

Expenses:
   Mortality and expense risk                     108          248           -          100          -             20         138
   Administrative fee                              13           30           -           12          -              2          16
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------
       Total expenses                             121          278           -          112          -             22         154
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------

       Net investment income (loss)              (121)        (278)          -         (112)         -            (22)       (154)
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         -          (11)          -           (5)         -              -           2
   Realized gain distributions                      -            -           -            -          -              -           -
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------
       Net realized gain (loss)                     -          (11)          -           (5)         -              -           2
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------

Change in unrealized appreciation
   (depreciation)                               3,345      (10,726)          -       (5,667)        (7)            87       2,191
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------

       Net increase (decrease) in net
         assets from operations          $      3,224      (11,015)          -       (5,784)        (7)            65       2,039
                                           ===========  ===========  ==========  ===========  =========  =============  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                         Putnam                    Templeton
                                              --------------------------  ---------------------------

                                                                VT                         Developing
                                                  VT       International   International    Markets
                                                Vista         Growth        Securities     Securities    Total
                                              ----------  --------------  --------------  -----------  ----------


Income:
   Dividends                                $         -               -               -            -      27,607
                                              ----------  --------------  --------------  -----------  ----------

Expenses:
   Mortality and expense risk                     1,005             151             146           50      26,028
   Administrative fee                               121              18              18            6       3,122
                                              ----------  --------------  --------------  -----------  ----------
       Total expenses                             1,126             169             164           56      29,150
                                              ----------  --------------  --------------  -----------  ----------

       Net investment income (loss)              (1,126)           (169)           (164)         (56)     (1,543)
                                              ----------  --------------  --------------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         (52)             (5)             (2)          (3)     19,590
   Realized gain distributions                        -               -               -            -      81,039
                                              ----------  --------------  --------------  -----------  ----------
       Net realized gain (loss)                     (52)             (5)             (2)          (3)    100,629
                                              ----------  --------------  --------------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                               (65,181)         (1,800)            844       (1,491)   (214,111)
                                              ----------  --------------  --------------  -----------  ----------

       Net increase (decrease) in net
         assets from operations             $   (66,359)         (1,974)            678       (1,550)   (115,025)
                                              ==========  ==============  ==============  ===========  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                              Growth                                 Large                                 Small
                                                and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                              Income      Debenture    Growth      Research      Value        Bond         Stock
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     (1,351)     10,944         (633)      (1,619)     (1,171)       2,556       (1,531)
     Net realized gain (loss)                   12,914         751        3,769       13,574       1,471          249        4,419
     Change in unrealized appreciation
       (depreciation)                           47,545     (12,873)     (13,609)       8,053      48,240        2,491      (20,886)

       Net increase (decrease) from         -----------  ----------  -----------  -----------  ----------  -----------  -----------
         operations                             59,108      (1,178)     (10,473)      20,008      48,540        5,296      (17,998)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                     -           -            -            -           -            -            -
   Cova redemptions                                  -           -            -            -           -            -            -
   Payments received from contract
     owners                                     62,532      11,606       25,426       14,570      39,812            -       36,750
   Transfers between sub-accounts
     (including fixed account), net             40,859      17,200        5,385       39,669      42,720       (4,588)      28,338
   Transfers for contract benefits and
     terminations                             (117,536)    (40,234)        (897)      (3,310)     (2,311)     (10,411)        (669)

       Net increase (decrease) in net
         assets from contract               -----------  ----------  -----------  -----------  ----------  -----------  -----------
         transactions                          (14,145)    (11,428)      29,914       50,929      80,221      (14,999)      64,419
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                                 44,963     (12,606)      19,441       70,937     128,761       (9,703)      46,421

Net assets at beginning of period              577,638     236,750       47,068      106,236      64,150       65,521       86,155
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period               $    622,601     224,144       66,509      177,173     192,911       55,818      132,576
                                            ===========  ==========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                            Cova                       GACC                    Russell
                                             -------------------------------------  -----------  -----------------------------------

                                               Large                                               Multi-
                                                Cap        Select     International   Money        Style      Aggressive
                                               Stock       Equity        Equity       Market       Equity       Equity     Non-U.S.
                                             ----------  -----------  ------------  -----------  -----------  ----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $    (2,495)      (1,501)       (1,684)          (1)           -           -           -
     Net realized gain (loss)                   27,762       10,864        19,149            7            1           8           4
     Change in unrealized appreciation
       (depreciation)                          (68,877)     (22,439)      (50,987)           -          (11)        (13)        (14)

       Net increase (decrease) from          ----------  -----------  ------------  -----------  -----------  ----------  ----------
         operations                            (43,610)     (13,076)      (33,522)           6          (10)         (5)        (10)
                                             ----------  -----------  ------------  -----------  -----------  ----------  ----------

Contract transactions:
   Cova payments                                     -            -             -            -          100         100         100
   Cova redemptions                                  -            -             -            -            -           -           -
   Payments received from contract
     owners                                      3,062            -             -            -            -           -           -
   Transfers between sub-accounts
     (including fixed account), net             59,135       16,596        38,478            -            -           -           -
   Transfers for contract benefits and
     terminations                              (20,066)      (2,189)      (38,332)           -            -           -           -

       Net increase (decrease) in net
         assets from contract                ----------  -----------  ------------  -----------  -----------  ----------  ----------
         transactions                           42,131       14,407           146            -          100         100         100
                                             ----------  -----------  ------------  -----------  -----------  ----------  ----------

       Net increase (decrease) in net
         assets                                 (1,479)       1,331       (33,376)           6           90          95          90

Net assets at beginning of period              306,895      162,144       200,378          102            -           -           -
                                             ----------  -----------  ------------  -----------  -----------  ----------  ----------
Net assets at end of period                $   305,416      163,475       167,002          108           90          95          90
                                             ==========  ===========  ============  ===========  ===========  ==========  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                    Russell                           AIM                           Alliance
                                            ----------------------  --------------------------------------- ------------------------

                                                          Real                     V.I.           V.I.                      Real
                                              Core       Estate       V.I.        Capital      International  Premier      Estate
                                              Bond      Securities    Value     Appreciation     Equity       Growth      Investment
                                            ---------  -----------  ---------  -------------  ------------- -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $        4            4       (137)          (205)           (52)       (424)         (45)
     Net realized gain (loss)                      -            -      2,162          1,764          1,858         (20)          (1)
     Change in unrealized appreciation
       (depreciation)                              4           13     (9,065)       (14,164)        (7,321)    (22,182)         389

       Net increase (decrease) from         ---------  -----------  ---------  -------------  ------------- -----------  -----------
         operations                                8           17     (7,040)       (12,605)        (5,515)    (22,626)         343
                                            ---------  -----------  ---------  -------------  ------------- -----------  -----------

Contract transactions:
   Cova payments                                 100          100        100            100            100         100          100
   Cova redemptions                                -            -          -              -              -           -            -
   Payments received from contract
     owners                                        -            -     55,899         75,017         34,213     122,426       14,223
   Transfers between sub-accounts
     (including fixed account), net                -            -          -              -              -           -            -
   Transfers for contract benefits and
     terminations                                  -            -        (22)           (85)          (284)       (376)           -

       Net increase (decrease) in net
         assets from contract               ---------  -----------  ---------  -------------  ------------- -----------  -----------
         transactions                            100          100     55,977         75,032         34,029     122,150       14,323
                                            ---------  -----------  ---------  -------------  ------------- -----------  -----------

       Net increase (decrease) in net
         assets                                  108          117     48,937         62,427         28,514      99,524       14,666

Net assets at beginning of period                  -            -          -              -              -           -            -
                                            ---------  -----------  ---------  -------------  ------------- -----------  -----------
Net assets at end of period               $      108          117     48,937         62,427         28,514      99,524       14,666
                                            =========  ===========  =========  =============  ============= ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                              Kemper                           MFS                         Oppenheimer     Putnam
                                            -----------  ------------------------------------------------  ------------  -----------
                                                                                                                             VT
                                               Small                    Growth                                             Growth
                                                Cap                      with      Emerging       High                       and
                                               Value      Research      Income      Growth       Income        Bond        Income
                                            -----------  -----------  ----------  -----------  ----------  ------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $       (121)        (278)          -         (112)          -           (22)        (154)
     Net realized gain (loss)                        -          (11)          -           (5)          -             -            2
     Change in unrealized appreciation
       (depreciation)                            3,345      (10,726)          -       (5,667)         (7)           87        2,191

       Net increase (decrease) from         -----------  -----------  ----------  -----------  ----------  ------------  -----------
         operations                              3,224      (11,015)          -       (5,784)         (7)           65        2,039
                                            -----------  -----------  ----------  -----------  ----------  ------------  -----------

Contract transactions:
   Cova payments                                   100          100         100          100         100           100          100
   Cova redemptions                                  -            -           -            -           -             -            -
   Payments received from contract
     owners                                     42,104       78,091           -       35,172           -         5,249       41,224
   Transfers between sub-accounts
     (including fixed account), net                  -            -           -            -           -             -            -
   Transfers for contract benefits and
     terminations                                    -         (382)          -         (350)          -             -            -

       Net increase (decrease) in net
         assets from contract               -----------  -----------  ----------  -----------  ----------  ------------  -----------
         transactions                           42,204       77,809         100       34,922         100         5,349       41,324
                                            -----------  -----------  ----------  -----------  ----------  ------------  -----------

       Net increase (decrease) in net
         assets                                 45,428       66,794         100       29,138          93         5,414       43,363

Net assets at beginning of period                    -            -           -            -           -             -            -
                                            -----------  -----------  ----------  -----------  ----------  ------------  -----------
Net assets at end of period               $     45,428       66,794         100       29,138          93         5,414       43,363
                                            ===========  ===========  ==========  ===========  ==========  ============  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                      Putnam                     Templeton
                                            --------------------------  -----------------------------

                                                              VT                         Developing
                                                VT        International  International     Markets
                                               Vista        Growth        Securities     Securities        Total
                                            -----------  -------------  --------------  -------------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     (1,126)          (169)           (164)           (56)        (1,543)
     Net realized gain (loss)                      (52)            (5)             (2)            (3)       100,629
     Change in unrealized appreciation
       (depreciation)                          (65,181)        (1,800)            844         (1,491)      (214,111)

       Net increase (decrease) from         -----------  -------------  --------------  -------------  -------------
         operations                            (66,359)        (1,974)            678         (1,550)      (115,025)
                                            -----------  -------------  --------------  -------------  -------------

Contract transactions:
   Cova payments                                   100            100             100            100          2,100
   Cova redemptions                                (83)             -               -              -            (83)
   Payments received from contract
     owners                                    444,963         46,702          44,116         17,898      1,251,055
   Transfers between sub-accounts
     (including fixed account), net                  -              -               -              -        283,792
   Transfers for contract benefits and
     terminations                                 (135)             -             (87)             -       (237,676)

       Net increase (decrease) in net
         assets from contract               -----------  -------------  --------------  -------------  -------------
         transactions                          444,845         46,802          44,129         17,998      1,299,188
                                            -----------  -------------  --------------  -------------  -------------

       Net increase (decrease) in net
         assets                                378,486         44,828          44,807         16,448      1,184,163

Net assets at beginning of period                    -              -               -              -      1,853,037
                                            -----------  -------------  --------------  -------------  -------------
Net assets at end of period               $    378,486         44,828          44,807         16,448      3,037,200
                                            ===========  =============  ==============  =============  =============


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                            Lord Abbett
                                              Growth                                Large                                  Small
                                               and         Bond      Developing      Cap        Mid-Cap     Quality         Cap
                                              Income     Debenture     Growth      Research      Value        Bond         Stock
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     (6,411)      1,057         (345)        (828)       (494)        (204)        (615)
     Net realized gain (loss)                    1,698       1,309          104          142          23          505           65
     Change in unrealized appreciation
       (depreciation)                           55,182       2,221        9,454       17,889       2,817       (2,260)      26,658

       Net increase (decrease) from         -----------  ----------  -----------  -----------  ----------  -----------  -----------
         operations                             50,469       4,587        9,213       17,203       2,346       (1,959)      26,108
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                     -           -            -            -           -            -            -
   Cova redemptions                                  -           -            -            -           -            -            -
   Payments received from contract
     owners                                     90,778      41,228       12,849       42,395       9,150            -        3,822
   Transfers between sub-accounts
     (including fixed account), net            442,801      35,530       23,161       14,994      37,227        4,632       22,564
   Transfers for contract benefits and
     terminations                               (6,410)     (5,378)           1         (434)        (94)      (5,764)         (48)

       Net increase (decrease) in net
         assets from contract               -----------  ----------  -----------  -----------  ----------  -----------  -----------
         transactions                          527,169      71,380       36,011       56,955      46,283       (1,132)      26,338
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                                577,638      75,967       45,224       74,158      48,629       (3,091)      52,446

Net assets at beginning of period                    -     160,783        1,844       32,078      15,521       68,612       33,709
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period               $    577,638     236,750       47,068      106,236      64,150       65,521       86,155
                                            ===========  ==========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                           Cova                         GACC     Lord Abbett
                                            ---------------------------------------  ----------- -----------

                                              Large                                                Growth
                                               Cap        Select     International     Money        and
                                              Stock       Equity        Equity         Market      Income       Total
                                            -----------  ----------  --------------  ----------- -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     (2,883)     (1,539)         (1,224)        (240)        (97)     (13,823)
     Net realized gain (loss)                    7,880      12,672           2,213          846      16,931       44,388
     Change in unrealized appreciation
       (depreciation)                           30,178        (440)         38,202           (6)     (2,381)     177,514

       Net increase (decrease) from         -----------  ----------  --------------  ----------- -----------  -----------
         operations                             35,175      10,693          39,191          600      14,453      208,079
                                            -----------  ----------  --------------  ----------- -----------  -----------

Contract transactions:
   Cova payments                                     -           -               -          100           -          100
   Cova redemptions                                  -           -               -            -           -            -
   Payments received from contract
     owners                                     77,295      20,000          13,209            -       1,382      312,108
   Transfers between sub-accounts
     (including fixed account), net             71,124      43,240          59,115      (24,606)   (328,602)     401,180
   Transfers for contract benefits and
     terminations                               (6,781)       (239)           (788)           -           9      (25,926)

       Net increase (decrease) in net
         assets from contract               -----------  ----------  --------------  ----------- -----------  -----------
         transactions                          141,638      63,001          71,536      (24,506)   (327,211)     687,462
                                            -----------  ----------  --------------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets                                176,813      73,694         110,727      (23,906)   (312,758)     895,541

Net assets at beginning of period              130,082      88,450          89,651       24,008     312,758      957,496
                                            -----------  ----------  --------------  ----------- -----------  -----------
Net assets at end of period               $    306,895     162,144         200,378          102           -    1,853,037
                                            ===========  ==========  ==============  =========== ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(1)   ORGANIZATION
      First Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Cova Life Insurance Company (FCLIC) and exists in accordance with the regulations of the New York Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by FCLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FCLIC.

           Cova Series Trust (Cova)                            Alliance Variable Products Series Fund, Inc. (Alliance)
              Lord Abbett Growth and Income Portfolio            Premier Growth Portfolio
              Bond Debenture Portfolio                           Real Estate Investment Portfolio
              Developing Growth Portfolio                      Kemper Variable Series (Kemper)
              Large Cap Research Portfolio                       Kemper Small Cap Value Portfolio
              Mid-Cap Value Portfolio                          MFS Variable Insurance Trust (MFS)
              Quality Bond Portfolio                             MFS Research Series
              Small Cap Stock Portfolio                          MFS Growth with Income Series
              Large Cap Stock Portfolio                          MFS Emerging Growth Series
              Select Equity Portfolio                            MFS High Income Series
              International Equity Portfolio                   Oppenheimer Variable Account Funds (Oppenheimer)
           General American Capital Company (GACC)               Oppenheimer Bond Fund / VA
              Money Market Fund                                Putnam Variable Trust (Putnam)
           Russell Insurance Funds (Russell)                     Putnam VT Growth and Income Fund
              Multi-Style Equity Fund                            Putnam VT Vista Fund
              Aggressive Equity Fund                             Putnam VT International Growth Fund
              Non-U.S. Fund                                    Franklin Templeton Variable Insurance Products Trust (Templeton)
              Core Bond Fund                                     Templeton International Securities Fund
              Real Estate Securities Fund                        Templeton Developing Markets Securities Fund
           AIM Variable Insurance Funds, Inc. (AIM)
              AIM V.I. Value Fund
              AIM V.I. Capital Appreciation Fund
              AIM V.I. International Equity Fund


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A)  INVESTMENT VALUATION
           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (B)  REINVESTMENT OF DISTRIBUTIONS
           With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000



      (C)  FEDERAL INCOME TAXES
           The operations of the Separate Account are included in the federal income tax return of FCLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FCLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.


(3)   SEPARATE ACCOUNT EXPENSES
      FCLIC deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by FCLIC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)   CONTRACT FEES
      There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years and 3% of the purchase payments withdrawn in the sixth and seventh years. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. FCLIC does not assess a withdrawal on earnings withdrawn from the contract. FCLIC deducted surrender fees of $7,536 from the Separate Account during the year ended December 31, 2000.

      FCLIC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, FCLIC may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. FCLIC deducted contract maintenance and transfer fees of $1,012 from the Separate Account during the year ended December 31, 2000.

      Currently, FCLIC advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. FCLIC reserves the right to deduct premium taxes when incurred.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income                    $ 519,874
       Cova Bond Debenture                                     232,177
       Cova Developing Growth                                   70,543
       Cova Large Cap Research                                 148,273
       Cova Mid-Cap Value                                      141,767
       Cova Quality Bond                                        52,546
       Cova Small Cap Stock                                    126,410
       Cova Large Cap Stock                                    322,408
       Cova Select Equity                                      175,746
       Cova International Equity                               174,660
       GACC Money Market                                           103
       Russell Multi-Style Equity                                  101
       Russell Aggressive Equity                                   108
       Russell Non-U.S.                                            104
       Russell Core Bond                                           104
       Russell Real Estate Securities                              104
       AIM V.I. Value                                           58,113
       AIM V.I. Capital Appreciation                            76,740
       AIM V.I. International Equity                            35,900
       Alliance Premier Growth                                 121,936
       Alliance Real Estate Investment                          14,306
       Kemper Small Cap Value                                   42,181
       MFS Research                                             77,671
       MFS Growth with Income                                      100
       MFS Emerging Growth                                      34,872
       MFS High Income                                             100
       Oppenheimer Bond                                          5,339
       Putnam VT Growth and Income                              41,262
       Putnam VT Vista                                         444,396
       Putnam VT International Growth                           46,721
       Templeton International Securities                       44,056
       Templeton Developing Markets Securities                  17,972
                                                        ---------------
                                                           $ 3,026,693
                                                        ===============

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE
                                                     Commenced              Sub-account Accumulation Unit Value
                                                                     -------------------------------------------------
                                                     Operations      12/31/00     12/31/99     12/31/98     12/31/97
                                                     -----------     ----------  -----------  -----------  -----------

      Cova Lord Abbett Growth and Income               01/08/99    $ 44.619598    39.456238            -            -
      Cova Bond Debenture                              05/15/97      13.683855    13.765717    13.496763    12.882042
      Cova Developing Growth                           11/23/98      11.568561    14.452824    11.068002            -
      Cova Large Cap Research                          03/03/98      16.253222    14.635296    11.825475            -
      Cova Mid-Cap Value                               03/04/98      16.401849    10.875326    10.437999            -
      Cova Quality Bond                                05/15/97      12.708193    11.567101    11.914486    11.155130
      Cova Small Cap Stock                             03/17/97      15.824066    17.933548    12.583415    13.492111
      Cova Large Cap Stock                             03/11/97      19.661808    22.548635    19.428714    14.889594
      Cova Select Equity                               03/11/97      17.000068    18.384195    16.987197    14.053502
      Cova International Equity                        03/11/97      13.413013    16.337166    12.891430    11.462941
      GACC Money Market                                12/28/98      12.261444    11.558870    11.109941            -
      Russell Multi-Style Equity                       05/01/00       9.000000            -            -            -
      Russell Aggressive Equity                        05/01/00       9.508000            -            -            -
      Russell Non-U.S.                                 05/01/00       8.989000            -            -            -
      Russell Core Bond                                05/01/00      10.782000            -            -            -
      Russell Real Estate Securities                   05/01/00      11.661000            -            -            -
      AIM V.I. Value                                   05/01/00       8.020585            -            -            -
      AIM V.I. Capital Appreciation                    05/01/00       8.345214            -            -            -
      AIM V.I. International Equity                    05/01/00       7.957098            -            -            -
      Alliance Premier Growth                          05/01/00       7.895889            -            -            -
      Alliance Real Estate Investment                  05/01/00      11.281599            -            -            -
      Kemper Small Cap Value                           05/01/00      10.413896            -            -            -
      MFS Research                                     05/01/00       8.939971            -            -            -
      MFS Growth with Income                           05/01/00       9.916000            -            -            -
      MFS Emerging Growth                              05/01/00       8.028494            -            -            -
      MFS High Income                                  05/01/00       9.284000            -            -            -
      Oppenheimer Bond                                 05/01/00      10.539164            -            -            -
      Putnam VT Growth and Income                      05/01/00      10.840571            -            -            -
      Putnam VT Vista                                  05/01/00       8.348103            -            -            -
      Putnam VT International Growth                   05/01/00       9.120809            -            -            -
      Templeton International Securities               05/01/00      10.324539            -            -            -
      Templeton Developing Markets Securities          05/01/00       8.050513            -            -            -



FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE
                                                     Commenced               Sub-account Net Assets (in thousands)
                                                                      -------------------------------------------------
                                                     Operations        12/31/00     12/31/99    12/31/98     12/31/97
                                                     -----------      -----------  -----------  ----------  -----------

      Cova Lord Abbett Growth and Income               01/08/99    $         623          578         313          171
      Cova Bond Debenture                              05/15/97              224          237         161          115
      Cova Developing Growth                           11/23/98               67           47           2            -
      Cova Large Cap Research                          03/03/98              177          106          32            -
      Cova Mid-Cap Value                               03/04/98              193           64          16            -
      Cova Quality Bond                                05/15/97               56           66          69           23
      Cova Small Cap Stock                             03/17/97              133           86          34            7
      Cova Large Cap Stock                             03/11/97              305          307         130           42
      Cova Select Equity                               03/11/97              163          162          88           19
      Cova International Equity                        03/11/97              167          200          90           44
      GACC Money Market                                12/28/98                -            -          24            -
      Russell Multi-Style Equity                       05/01/00                -            -           -            -
      Russell Aggressive Equity                        05/01/00                -            -           -            -
      Russell Non-U.S.                                 05/01/00                -            -           -            -
      Russell Core Bond                                05/01/00                -            -           -            -
      Russell Real Estate Securities                   05/01/00                -            -           -            -
      AIM V.I. Value                                   05/01/00               49            -           -            -
      AIM V.I. Capital Appreciation                    05/01/00               62            -           -            -
      AIM V.I. International Equity                    05/01/00               29            -           -            -
      Alliance Premier Growth                          05/01/00              100            -           -            -
      Alliance Real Estate Investment                  05/01/00               15            -           -            -
      Kemper Small Cap Value                           05/01/00               45            -           -            -
      MFS Research                                     05/01/00               67            -           -            -
      MFS Growth with Income                           05/01/00                -            -           -            -
      MFS Emerging Growth                              05/01/00               29            -           -            -
      MFS High Income                                  05/01/00                -            -           -            -
      Oppenheimer Bond                                 05/01/00                5            -           -            -
      Putnam VT Growth and Income                      05/01/00               43            -           -            -
      Putnam VT Vista                                  05/01/00              378            -           -            -
      Putnam VT International Growth                   05/01/00               45            -           -            -
      Templeton International Securities               05/01/00               45            -           -            -
      Templeton Developing Markets Securities          05/01/00               16            -           -            -


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                     Commenced          Sub-account Accumulation Unit Total Return*
                                                                     -------------------------------------------------
                                                     Operations        2000         1999         1998         1997
                                                     -----------     ----------  -----------  -----------  -----------

      Cova Lord Abbett Growth and Income               01/08/99         13.09%        9.89%            -            -
      Cova Bond Debenture                              05/15/97         -0.60%        1.99%        4.77%        9.71%
      Cova Developing Growth                           11/23/98        -19.96%       30.58%        8.57%            -
      Cova Large Cap Research                          03/03/98         11.06%       23.76%        8.01%            -
      Cova Mid-Cap Value                               03/04/98         50.82%        4.19%       -5.54%            -
      Cova Quality Bond                                05/15/97          9.87%       -2.92%        6.81%        6.79%
      Cova Small Cap Stock                             03/17/97        -11.76%       42.52%       -6.74%       23.53%
      Cova Large Cap Stock                             03/11/97        -12.80%       16.06%       30.49%       20.08%
      Cova Select Equity                               03/11/97         -7.53%        8.22%       20.88%       19.47%
      Cova International Equity                        03/11/97        -17.90%       26.73%       12.46%        2.87%
      GACC Money Market                                12/28/98          6.08%        4.04%            -            -
      Russell Multi-Style Equity                       05/01/00        -10.00%            -            -            -
      Russell Aggressive Equity                        05/01/00         -4.92%            -            -            -
      Russell Non-U.S.                                 05/01/00        -10.11%            -            -            -
      Russell Core Bond                                05/01/00          7.82%            -            -            -
      Russell Real Estate Securities                   05/01/00         16.61%            -            -            -
      AIM V.I. Value                                   05/01/00        -19.79%            -            -            -
      AIM V.I. Capital Appreciation                    05/01/00        -16.55%            -            -            -
      AIM V.I. International Equity                    05/01/00        -20.43%            -            -            -
      Alliance Premier Growth                          05/01/00        -21.04%            -            -            -
      Alliance Real Estate Investment                  05/01/00         12.82%            -            -            -
      Kemper Small Cap Value                           05/01/00          4.14%            -            -            -
      MFS Research                                     05/01/00        -10.60%            -            -            -
      MFS Growth with Income                           05/01/00         -0.84%            -            -            -
      MFS Emerging Growth                              05/01/00        -19.72%            -            -            -
      MFS High Income                                  05/01/00         -7.16%            -            -            -
      Oppenheimer Bond                                 05/01/00          5.39%            -            -            -
      Putnam VT Growth and Income                      05/01/00          8.41%            -            -            -
      Putnam VT Vista                                  05/01/00        -16.52%            -            -            -
      Putnam VT International Growth                   05/01/00         -8.79%            -            -            -
      Templeton International Securities               05/01/00          3.25%            -            -            -
      Templeton Developing Markets Securities          05/01/00        -19.50%            -            -            -

* The total return does not include contract charges and the inclusion of these charges would reduce the total return. The total return is not annualized for periods less than 1 year; the expense ratio is annualized.





FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                     Commenced        Sub-account Expense as a % of Average Net Assets*
                                                                      -------------------------------------------------
                                                     Operations          2000         1999        1998         1997
                                                     -----------      -----------  -----------  ----------  -----------

      Cova Lord Abbett Growth and Income               01/08/99            1.40%        1.40%           -            -
      Cova Bond Debenture                              05/15/97            1.40%        1.40%       1.40%        1.40%
      Cova Developing Growth                           11/23/98            1.40%        1.40%       1.40%            -
      Cova Large Cap Research                          03/03/98            1.40%        1.40%       1.40%            -
      Cova Mid-Cap Value                               03/04/98            1.40%        1.40%       1.40%            -
      Cova Quality Bond                                05/15/97            1.40%        1.40%       1.40%        1.40%
      Cova Small Cap Stock                             03/17/97            1.40%        1.40%       1.40%        1.40%
      Cova Large Cap Stock                             03/11/97            1.40%        1.40%       1.40%        1.40%
      Cova Select Equity                               03/11/97            1.40%        1.40%       1.40%        1.40%
      Cova International Equity                        03/11/97            1.40%        1.40%       1.40%        1.40%
      GACC Money Market                                12/28/98            1.40%        1.40%       1.40%            -
      Russell Multi-Style Equity                       05/01/00            1.40%            -           -            -
      Russell Aggressive Equity                        05/01/00            1.40%            -           -            -
      Russell Non-U.S.                                 05/01/00            1.40%            -           -            -
      Russell Core Bond                                05/01/00            1.40%            -           -            -
      Russell Real Estate Securities                   05/01/00            1.40%            -           -            -
      AIM V.I. Value                                   05/01/00            1.40%            -           -            -
      AIM V.I. Capital Appreciation                    05/01/00            1.40%            -           -            -
      AIM V.I. International Equity                    05/01/00            1.40%            -           -            -
      Alliance Premier Growth                          05/01/00            1.40%            -           -            -
      Alliance Real Estate Investment                  05/01/00            1.40%            -           -            -
      Kemper Small Cap Value                           05/01/00            1.40%            -           -            -
      MFS Research                                     05/01/00            1.40%            -           -            -
      MFS Growth with Income                           05/01/00            1.40%            -           -            -
      MFS Emerging Growth                              05/01/00            1.40%            -           -            -
      MFS High Income                                  05/01/00            1.40%            -           -            -
      Oppenheimer Bond                                 05/01/00            1.40%            -           -            -
      Putnam VT Growth and Income                      05/01/00            1.40%            -           -            -
      Putnam VT Vista                                  05/01/00            1.40%            -           -            -
      Putnam VT International Growth                   05/01/00            1.40%            -           -            -
      Templeton International Securities               05/01/00            1.40%            -           -            -
      Templeton Developing Markets Securities          05/01/00            1.40%            -           -            -

* The total return does not include contract charges and the inclusion of these charges would reduce the total return. The total return is not annualized for periods less than 1 year; the expense ratio is annualized.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the year ending December 31, 2000 and December 31, 1999 follows:

                                                                                       Realized Gain (Loss)
                                                              ------------------------------------------------------------------
                                                                   Aggregate             Aggregate Cost
                                                   Year or     Proceeds from Sales       of Fund Shares            Realized
                                                   Period        of Fund Shares             Redeemed              Gain (Loss)
                                                   -------    --------------------    ---------------------    -----------------


      Cova Lord Abbett Growth and Income             2000               $ 159,953                $ 155,182              $ 4,771
                                                     1999                  45,506                   43,808                1,698

      Cova Bond Debenture                            2000                  46,415                   45,664                  751
                                                     1999                   5,846                    5,804                   42

      Cova Developing Growth                         2000                  10,592                    8,657                1,935
                                                     1999                   3,945                    3,841                  104

      Cova Large Cap Research                        2000                   5,008                    4,385                  623
                                                     1999                   1,385                    1,243                  142

      Cova Mid-Cap Value                             2000                  11,104                   10,213                  891
                                                     1999                     484                      461                   23

      Cova Quality Bond                              2000                  15,810                   15,561                  249
                                                     1999                   6,688                    6,544                  144

      Cova Small Cap Stock                           2000                   2,145                    1,770                  375
                                                     1999                     873                      808                   65

      Cova Large Cap Stock                           2000                  22,203                   20,525                1,678
                                                     1999                   7,899                    6,806                1,093

      Cova Select Equity                             2000                   4,372                    4,321                   51
                                                     1999                   2,424                    2,265                  159

      Cova International Equity                      2000                  41,718                   33,331                8,387
                                                     1999                   2,628                    2,351                  277

      GACC Money Market                              2000                       1                        1                    -
                                                     1999                  24,749                   23,903                  846

      Russell Multi-Style Equity                     2000                       -                        -                    -
                                                     1999                       -                        -                    -

      Russell Aggressive Equity                      2000                       -                        -                    -
                                                     1999                       -                        -                    -

      Russell Non-U.S.                               2000                       -                        -                    -
                                                     1999                       -                        -                    -



FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                       Realized Gain (Loss)
                                                              ------------------------------------------------------------------
                                                                   Aggregate             Aggregate Cost
                                                   Year or     Proceeds from Sales       of Fund Shares            Realized
                                                   Period        of Fund Shares             Redeemed              Gain (Loss)
                                                   -------    --------------------    ---------------------    -----------------


      Russell Core Bond                              2000                     $ -                      $ -                  $ -
                                                     1999                       -                        -                    -

      Russell Real Estate Securities                 2000                       -                        -                    -
                                                     1999                       -                        -                    -

      AIM V.I. Value                                 2000                      88                       95                   (7)
                                                     1999                       -                        -                    -

      AIM V.I. Capital Appreciation                  2000                      55                       58                   (3)
                                                     1999                       -                        -                    -

      AIM V.I. International Equity                  2000                      61                       70                   (9)
                                                     1999                       -                        -                    -

      Alliance Premier Growth                        2000                     194                      219                  (25)
                                                     1999                       -                        -                    -

      Alliance Real Estate Investment                2000                      20                       21                   (1)
                                                     1999                       -                        -                    -

      Kemper Small Cap Value                         2000                      23                       23                    -
                                                     1999                       -                        -                    -

      MFS Research                                   2000                     128                      139                  (11)
                                                     1999                       -                        -                    -

      MFS Growth with Income                         2000                       -                        -                    -
                                                     1999                       -                        -                    -

      MFS Emerging Growth                            2000                      45                       50                   (5)
                                                     1999                       -                        -                    -

      MFS High Income                                2000                       -                        -                    -
                                                     1999                       -                        -                    -

      Oppenheimer Bond                               2000                      11                       11                    -
                                                     1999                       -                        -                    -

      Putnam VT Growth and Income                    2000                      64                       62                    2
                                                     1999                       -                        -                    -





FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                       Realized Gain (Loss)
                                                              ------------------------------------------------------------------
                                                                   Aggregate             Aggregate Cost
                                                   Year or     Proceeds from Sales       of Fund Shares            Realized
                                                   Period        of Fund Shares             Redeemed              Gain (Loss)
                                                   -------    --------------------    ---------------------    -----------------


      Putnam VT Vista                                2000                   $ 480                    $ 532                $ (52)
                                                     1999                       -                        -                    -

      Putnam VT International Growth                 2000                      76                       81                   (5)
                                                     1999                       -                        -                    -

      Templeton International Securities             2000                      71                       73                   (2)
                                                     1999                       -                        -                    -

      Templeton Developing Markets Securities        2000                      23                       26                   (3)
                                                     1999                       -                        -                    -



































FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                              Unrealized Appreciation (Depreciation)
                                                              ------------------------------------------------------------------
                                                                  Appreciation            Appreciation
                                                   Year or       (Depreciation)          (Depreciation)
                                                   Period        End of Period         Beginning of Period          Change
                                                   -------    --------------------    ---------------------    -----------------


      Cova Lord Abbett Growth and Income             2000               $ 102,727                 $ 55,182             $ 47,545
                                                     1999                  55,182                        -               55,182

      Cova Bond Debenture                            2000                  (8,033)                   4,840              (12,873)
                                                     1999                   4,840                    2,619                2,221

      Cova Developing Growth                         2000                  (4,034)                   9,575              (13,609)
                                                     1999                   9,575                      121                9,454

      Cova Large Cap Research                        2000                  28,900                   20,847                8,053
                                                     1999                  20,847                    2,958               17,889

      Cova Mid-Cap Value                             2000                  51,144                    2,904               48,240
                                                     1999                   2,904                       87                2,817

      Cova Quality Bond                              2000                   3,272                      781                2,491
                                                     1999                     781                    3,041               (2,260)

      Cova Small Cap Stock                           2000                   6,166                   27,052              (20,886)
                                                     1999                  27,052                      394               26,658

      Cova Large Cap Stock                           2000                 (16,992)                  51,885              (68,877)
                                                     1999                  51,885                   21,707               30,178

      Cova Select Equity                             2000                 (12,271)                  10,168              (22,439)
                                                     1999                  10,168                   10,608                 (440)

      Cova International Equity                      2000                  (7,658)                  43,329              (50,987)
                                                     1999                  43,329                    5,127               38,202

      GACC Money Market                              2000                       5                        5                    -
                                                     1999                       5                       11                   (6)

      Russell Multi-Style Equity                     2000                     (11)                       -                  (11)
                                                     1999                       -                        -                    -

      Russell Aggressive Equity                      2000                     (13)                       -                  (13)
                                                     1999                       -                        -                    -

      Russell Non-U.S.                               2000                     (14)                       -                  (14)
                                                     1999                       -                        -                    -





FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                             Unrealized Appreciation (Depreciation)
                                                              ------------------------------------------------------------------
                                                                  Appreciation            Appreciation
                                                   Year or       (Depreciation)          (Depreciation)
                                                   Period        End of Period         Beginning of Period          Change
                                                   -------    --------------------    ---------------------    -----------------


      Russell Core Bond                              2000                     $ 4                      $ -                  $ 4
                                                     1999                       -                        -                    -

      Russell Real Estate Securities                 2000                      13                        -                   13
                                                     1999                       -                        -                    -

      AIM V.I. Value                                 2000                  (9,065)                       -               (9,065)
                                                     1999                       -                        -                    -

      AIM V.I. Capital Appreciation                  2000                 (14,164)                       -              (14,164)
                                                     1999                       -                        -                    -

      AIM V.I. International Equity                  2000                  (7,321)                       -               (7,321)
                                                     1999                       -                        -                    -

      Alliance Premier Growth                        2000                 (22,182)                       -              (22,182)
                                                     1999                       -                        -                    -

      Alliance Real Estate Investment                2000                     389                        -                  389
                                                     1999                       -                        -                    -

      Kemper Small Cap Value                         2000                   3,345                        -                3,345
                                                     1999                       -                        -                    -

      MFS Research                                   2000                 (10,726)                       -              (10,726)
                                                     1999                       -                        -                    -

      MFS Growth with Income                         2000                       -                        -                    -
                                                     1999                       -                        -                    -

      MFS Emerging Growth                            2000                  (5,667)                       -               (5,667)
                                                     1999                       -                        -                    -

      MFS High Income                                2000                      (7)                       -                   (7)
                                                     1999                       -                        -                    -

      Oppenheimer Bond                               2000                      87                        -                   87
                                                     1999                       -                        -                    -

      Putnam VT Growth and Income                    2000                   2,191                        -                2,191
                                                     1999                       -                        -                    -





FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                              ------------------------------------------------------------------
                                                                  Appreciation            Appreciation
                                                   Year or       (Depreciation)          (Depreciation)
                                                   Period        End of Period         Beginning of Period          Change
                                                   -------    --------------------    ---------------------    -----------------


      Putnam VT Vista                                2000               $ (65,181)                     $ -            $ (65,181)
                                                     1999                       -                        -                    -

      Putnam VT International Growth                 2000                  (1,800)                       -               (1,800)
                                                     1999                       -                        -                    -

      Templeton International Securities             2000                     844                        -                  844
                                                     1999                       -                        -                    -

      Templeton Developing Markets Securities        2000                  (1,491)                       -               (1,491)
                                                     1999                       -                        -                    -







FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(8)   SUB-ACCOUNT ACCUMULATION UNITS OUTSTANDING

                                                          12/31/00        12/31/99        12/31/98         12/31/97
                                                        --------------  --------------  --------------  ---------------


        Cova Lord Abbett Growth and Income                   13,954          14,640           9,112            5,547
        Cova Bond Debenture                                  16,380          17,199          11,913            8,928
        Cova Developing Growth                                5,749           3,257             167                -
        Cova Large Cap Research                              10,901           7,259           2,713                -
        Cova Mid-Cap Value                                   11,762           5,899           1,487                -
        Cova Quality Bond                                     4,392           5,664           5,759            2,068
        Cova Small Cap Stock                                  8,378           4,804           2,679              530
        Cova Large Cap Stock                                 15,533          13,610           6,695            2,807
        Cova Select Equity                                    9,616           8,820           5,207            1,321
        Cova International Equity                            12,451          12,265           6,954            3,836
        GACC Money Market                                         9               9           2,161                -
        Russell Multi-Style Equity                               10               -               -                -
        Russell Aggressive Equity                                10               -               -                -
        Russell Non-U.S.                                         10               -               -                -
        Russell Core Bond                                        10               -               -                -
        Russell Real Estate Securities                           10               -               -                -
        AIM V.I. Value                                        6,101               -               -                -
        AIM V.I. Capital Appreciation                         7,481               -               -                -
        AIM V.I. International Equity                         3,584               -               -                -
        Alliance Premier Growth                              12,604               -               -                -
        Alliance Real Estate Investment                       1,300               -               -                -
        Kemper Small Cap Value                                4,362               -               -                -
        MFS Research                                          7,471               -               -                -
        MFS Growth with Income                                   10               -               -                -
        MFS Emerging Growth                                   3,629               -               -                -
        MFS High Income                                          10               -               -                -
        Oppenheimer Bond                                        514               -               -                -
        Putnam VT Growth and Income                           4,000               -               -                -
        Putnam VT Vista                                      45,338               -               -                -
        Putnam VT International Growth                        4,915               -               -                -
        Templeton International Securities                    4,340               -               -                -
        Templeton Developing Markets Securities               2,043               -               -                -



                        FIRST COVA LIFE INSURANCE COMPANY

                   Statutory Financial Statements and Schedule

                        December 31, 2000, 1999, and 1998

                   (With Independent Auditors' Report Thereon)

INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholder
First Cova Life Insurance Company
New York, New York


We have audited the accompanying statutory-basis statement of admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company (the Company) as of December 31, 2000, and the related statutory-basis statements of operations, capital stock and surplus, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of First Cova Life Insurance Company as of December 31, 2000, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company as of December 31, 2000, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

Our 2000 audit was conducted for the purpose of forming an opinion on the basic 2000 statutory-basis financial statements taken as a whole. The supplemental schedule of selected statutory-basis financial data as of and for the year ended December 31, 2000, is presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and is not a required part of the basic 2000 statutory-basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subjected to the auditing procedures applied in our audit of the basic 2000 statutory-basis financial statements and, in our opinion, is fairly stated in all material respects when considered in relation to the basic 2000 statutory-basis financial statements taken as a whole.


/S/ Deloitte & Touche LLP

Chicago, Illinois
March 9, 2001

                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     First Cova Life Insurance Company:


     We have audited the accompanying statutory statement of admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company (the Company) as of December 31, 1999, and the related statutory statements of operations, capital stock and surplus, and cash flow for each of the years in the two-year period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described more fully in note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in note 2.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of First Cova Life Insurance Company as of December 31, 1999, or the results of its operations or its cash flows for each of the years in the two-year period ended December 31, 1999.

     Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company as of December 31, 1999, and the results of its operations and its cash flow for each of the years in the two-year period ended December 31, 1999, on the basis of accounting described in note 2.


     /s/ KPMG LLP


     Chicago, Illinois
     March 3, 2000

                        FIRST COVA LIFE INSURANCE COMPANY

              Statutory Statements of Admitted Assets, Liabilities,
                          and Capital Stock and Surplus

                           December 31, 2000 and 1999
                        (in thousands, except share data)




                        ADMITTED ASSETS                                            2000          1999
                                                                               -----------   -----------
Assets:
Bonds (fair value of $86,433 and $53,424)                                    $     86,337  $     54,543
Other invested assets                                                              21,229           520
Cash and short-term investments                                                       407         1,169
                                                                               -----------   -----------

             Total cash and investments                                           107,973        56,232
                                                                               -----------   -----------

Investment income due and accrued                                                   1,009           803
Receivable for securities                                                              92            --
Other assets                                                                            2             1
Separate accounts                                                                   3,039         1,853
                                                                               -----------   -----------

             Total admitted assets                                           $    112,115  $     58,889
                                                                               ===========   ===========


                   LIABILITIES AND CAPITAL STOCK AND SURPLUS
LIABILITIES:
Aggregate reserve for life policies and annuity contracts                    $     73,958  $     21,917
Supplementary contracts without life contingencies                                    281           331
Transfers to separate accounts due or accrued                                        (104)          (54)
Interest maintenance reserve                                                        3,637         3,516
Asset valuation reserve                                                               532           472
Other liabilities and accrued expenses                                              2,967           269
Taxes, licenses, and fees due or accrued
    excluding federal income taxes                                                      7           225
Federal income taxes                                                                1,103         1,103
Payable to parent, subsidiaries, and affiliates                                       177            19
Separate accounts                                                                   3,037         1,853
                                                                               -----------   -----------

             Total liabilities                                                     85,595        29,651
                                                                               -----------   -----------

CAPITAL STOCK AND SURPLUS:
Common capital stock, $10 par value.  Authorized,
    issued, and outstanding 200,000 shares                                          2,000         2,000
Gross paid-in and contributed surplus                                              11,501        11,501
Unassigned surplus                                                                 13,019        15,737
                                                                               -----------   -----------

             Total capital stock and surplus                                       26,520        29,238
                                                                               -----------   -----------

             Total liabilities and capital stock and surplus                 $    112,115  $     58,889
                                                                               ===========   ===========


See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)




                                                                               2000          1999          1998
                                                                            ------------  ------------  ------------

INCOME:
    Premium and annuity considerations                                    $          -- $          -- $    (128,883)
    Deposit-type funds                                                           56,666           977           948
    Considerations for supplementary contracts
      without life contingencies                                                      9           106           219
    Net investment income                                                         4,724         4,169        13,813
    Amortization of interest maintenance reserve                                   (182)         (228)         (347)
    Income from fees associated with administration and
      contract guarantees from separate accounts                                     31            21             9
                                                                            ------------  ------------  ------------

             Total income (loss)                                                 61,248         5,045      (114,241)
                                                                            ------------  ------------  ------------

BENEFITS AND EXPENSES:
    Increase (decrease) in aggregate reserves
      for life policies and annuity contracts                                    52,038        (8,448)     (134,624)
    Provision for policy benefits                                                 6,774        10,088        15,889
    Commissions on premiums, annuity
      considerations and deposit-type funds                                       2,824            38            44
    General insurance expenses                                                      820           727           679
    Insurance taxes, licenses, and fees,
      excluding federal income taxes                                                 75            --          (170)
    Commissions and expense allowances on
      reinsurance assumed                                                            --            --           405
    Net transfers to separate accounts                                            1,249           665           435
                                                                            ------------  ------------  ------------

             Total benefits and expenses                                         63,780         3,070      (117,342)
                                                                            ------------  ------------  ------------

(Loss) income from operations before federal income taxes                        (2,532)        1,975         3,101

Federal income tax expense (benefit)                                                 33          (371)          837
                                                                            ------------  ------------  ------------

             Net (loss) income                                            $      (2,565)$       2,346 $       2,264
                                                                            ============  ============  ============


See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                Statutory Statements of Capital Stock and Surplus

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)





                                                                        2000        1999       1998
                                                                      ---------   ---------  ----------

CAPITAL STOCK                                                       $    2,000  $    2,000 $     2,000
                                                                      ---------   ---------  ----------

GROSS PAID-IN AND CONTRIBUTED SURPLUS                                   11,501      11,501      11,501
                                                                      ---------   ---------  ----------

UNASSIGNED SURPLUS:
    Balance at beginning of year                                        15,737      13,340      10,863
    Net (loss) income                                                   (2,565)      2,346       2,264
    Change in non-admitted assets                                          (91)         --          --
    Change in reserve on account of change in valuation basis               (2)         --        (781)
    Change in asset valuation reserve                                      (60)         51       1,005
    Other changes in surplus in separate accounts statement                 --          --         (11)
                                                                      ---------   ---------  ----------

    Balance at end of year                                              13,019      15,737      13,340
                                                                      ---------   ---------  ----------

             Total capital stock and surplus                        $   26,520  $   29,238 $    26,841
                                                                      =========   =========  ==========


See accompanying notes to statutory financial statements.




                        FIRST COVA LIFE INSURANCE COMPANY

                        Statutory Statements of Cash Flow

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)


                                                                                            2000          1999          1998
                                                                                         ------------  ------------  ------------

CASH FROM OPERATIONS:
    Premium, annuity considerations, and deposit-type funds                            $      56,666 $         977 $    (127,935)
    Considerations for supplementary contracts without
      life contingencies                                                                           9           106           219
    Net investment income                                                                      4,591         4,236        15,912
    Fees associated with administration and contract guarantees from
      separate accounts                                                                           31            21             9
                                                                                         ------------  ------------  ------------

                                                                                              61,297         5,340      (111,795)
                                                                                         ------------  ------------  ------------

    Death benefits, surrender benefits and other benefits paid                                 6,825        10,045        16,449
    Commissions, other expenses, and taxes paid,
      excluding federal income tax                                                             3,907           726         1,262
    Net transfers to separate accounts                                                         1,299           688           456
    Federal income taxes, excluding tax on capital gains                                          32           (81)         (622)
                                                                                         ------------  ------------  ------------

                                                                                              12,063        11,378        17,545
                                                                                         ------------  ------------  ------------

             Net cash from (used for) operations                                              49,234        (6,038)     (129,340)
                                                                                         ------------  ------------  ------------

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured, or repaid:
      Bonds                                                                                    8,272        21,380       118,066
      Mortgage loans                                                                              --            --        11,057
      Other invested assets                                                                      504            --            --
                                                                                         ------------  ------------  ------------

        Total investment proceeds                                                              8,776        21,380       129,123
                                                                                         ------------  ------------  ------------

    Federal taxes on capital losses (gains)                                                       32           (54)         (721)
                                                                                         ------------  ------------  ------------

    Cost of investments acquired:
      Bonds                                                                                   40,216        17,492        14,981
      Mortgage loans                                                                              --            --         1,500
      Other invested assets                                                                   21,229           520            --
                                                                                         ------------  ------------  ------------

        Total investments acquired                                                            61,445        18,012        16,481
                                                                                         ------------  ------------  ------------

    Net decrease in policy loans                                                                  --            --       (20,544)
                                                                                         ------------  ------------  ------------

             Net cash (used for) from investments                                            (52,637)        3,314       132,465
                                                                                         ------------  ------------  ------------

CASH FROM (USED FOR) FINANCING AND MISCELLANEOUS SOURCES:

    Cash provided - other                                                                      2,830             8           761
    Cash applied - other                                                                        (189)       (2,009)       (1,018)
                                                                                         ------------  ------------  ------------

             Net cash from (used for) financing and miscellaneous sources                      2,641        (2,001)         (257)
                                                                                         ------------  ------------  ------------

Net change in cash and short-term investments                                                   (762)       (4,725)        2,868

Cash and short-term investments at beginning of year                                           1,169         5,894         3,026
                                                                                         ------------  ------------  ------------

CASH AND SHORT-TERM INVESTMENTS AT END OF YEAR                                         $         407 $       1,169 $       5,894
                                                                                         ============  ============  ============

See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2000, 1999, and 1998






  (1)   COMPANY OWNERSHIP AND NATURE OF BUSINESS

        COMPANY OWNERSHIP

        First Cova Life Insurance Company (the Company) is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC), a Missouri domiciled life insurance company. CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation.

        On January 6, 2000, GenAmerica Financial Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash. For the purposes of financial reporting, the Company has accounted for the merger as if it took place on January 1, 2000.

        NATURE OF BUSINESS

        The Company is licensed to do business in the state of New York. The Company markets and services single premium deferred annuities and variable annuities. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

        Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to seven years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders may also incur certain federal income tax penalties on withdrawals.

        Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

        Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 96% of the Company's sales were through The Dime Agency in 2000. Approximately 65% and 54% of the Company's sales were through Edward Jones and Company in 1999 and 1998, respectively.

  (2)   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

        STATUTORY ACCOUNTING PRINCIPLES

        The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All material transactions recorded by the Company during 2000, 1999 and 1998 are in conformity with prescribed practices.

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The State of New York will require adoption of the Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of the Codification would increase statutory capital and surplus as of January 1, 2001 by $705,664, which relates to accounting for income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 10, Deferred Income Taxes. It should be noted, however, that the State of New York has chosen to exclude SSAP 10 in its adoption of the Codification. Therefore, the Company estimates that the adoption of the Codification, as modified by the State of New York, will not have a material impact on statutory capital and surplus as of January 1, 2001.

        Accounting principles generally accepted in the United States of America
        (GAAP) differ in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the non-recognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve
        (AVR) as a liability based on the credit quality of the Company's investment securities on a statutory basis, and the establishment of an Interest Maintenance Reserve (IMR) on a statutory basis as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold.

        Premium receipts and benefits on annuity contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on annuity contracts include contract charges and fees for contract administration and surrenders. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities.

        Another difference arises from federal income taxes being charged to operations based on income that is currently taxable. Deferred income taxes are not provided for the tax effect of temporary differences between book and tax basis of assets and liabilities on a statutory basis.

        Purchase accounting creates another difference, as it requires the restatement of GAAP assets and liabilities to their estimated fair values. Statutory accounting does not recognize the purchase method of accounting.

        The following schedules set forth the adjustments to statutory net income and capital stock and surplus necessary to present them in accordance with GAAP:

                                                                                     2000          1999          1998
                                                                                  ------------  ------------  -----------
                                                                                               (IN THOUSANDS)
        Net (loss) income:
            As reported under statutory accounting practices                   $     (2,565)  $     2,346   $     2,264
            Deferred acquisition costs                                                2,997            61            51
            Change in reserve for policies and contracts                              1,473          (168)       (5,499)
            Interest maintenance reserve                                                122           323         1,609
            Deferred income taxes                                                      (887)         (923)        3,003
            Amortization of intangible assets and liabilities                            57          (338)       (4,370)
            Net investment income                                                       337            --            --
            Loss on securities due to reinsurance recaptured                             --            --        (1,986)
            Premiums recaptured                                                          --            --         2,164
            Other, net                                                                   65           (25)          (17)
                                                                                  ------------  ------------  -----------

                 As reported under GAAP                                        $      1,599   $     1,276   $    (2,781)
                                                                                  ============  ============  ===========

                                                                                     2000          1999          1998
                                                                                  ------------  ------------  -----------
                                                                                               (IN THOUSANDS)
        Capital stock and surplus:
            As reported under statutory accounting practices                   $      26,520  $     29,238  $     26,841
            Deferred acquisition costs                                                 2,997           637           576
            Reserves for policies and contracts                                        1,567           110           301
            Asset valuation reserve                                                      532           472           523
            Interest maintenance reserve                                               3,637         3,516         3,192
            Unrealized appreciation (depreciation) of investments                      2,347        (2,654)          897
            Investment adjustments to book value                                      (2,251)           --            --
            Deferred income taxes                                                      1,102         2,010         2,191
            Value of business acquired                                                   139         1,705           491
            Goodwill                                                                     188         1,886         2,009
            Non-admitted assets                                                           91            --            --
                                                                                  ------------  ------------  -----------

                 As reported under GAAP                                        $      36,869  $     36,920  $     37,021
                                                                                  ============  ============  ===========

        INVESTMENTS

        Asset values are prescribed by the NAIC as follows:


             Bonds not backed by other loans are valued at amortized cost using the interest method.


             Mortgage-backed bonds, included in bonds, are valued at amortized cost. Amortization of the discount or premium from the purchase of these securities is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated.


             Other invested assets consist of investment in a MetLife pooling arrangement that invests in money market funds which is carried at estimated fair value

        Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the specific identification method and are credited or charged to income net of federal and state income taxes and transfers to IMR.

        A realized loss is recognized if the Company's carrying value in a particular investment has experienced a significant decline in fair value that is deemed to be other than temporary.

        SEPARATE ACCOUNTS

        Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns policy maintenance, administration, and mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Any fluctuation in the Company's investment in the separate accounts is recorded as a direct credit or charge to unassigned surplus.

        The Company is required by the NAIC to carry the assets of the separate accounts at the market value of the underlying contracts and the liabilities to be carried at their fair value calculated under the Commissioner's Annuity Reserve Valuation Method (CARVM). The difference between the market values of the contracts and the liabilities calculated under CARVM is recorded as a negative liability in transfers to separate accounts due or accrued. The Company is also required to recognize the surplus generated from the CARVM adjustment to separate account liabilities as a component of unassigned surplus rather than in a special designated surplus account.

        NON-ADMITTED ASSETS

        Assets must be included in the statements of assets and liabilities at admitted asset value, and non-admitted assets, principally agents' balances greater than 90 days past due, must be excluded through a charge against unassigned surplus.

        LIFE AND ANNUITY RESERVES

        Liabilities for policy reserves on annuity contracts are calculated based on CARVM with appropriate statutory interest and mortality assumptions. Liabilities for life policy reserves and interest sensitive life insurance contracts are based on the 1958 and 1980 Commissioner's Standard Ordinary (CSO) table with appropriate statutory interest and mortality assumptions. Reserve interest rates ranged from 5.25% to 8.25% for annuity products and from 3.5% to 5.5% for life products.

        Of the total net annuity reserves at December 31, 2000, approximately 85% were subject to discretionary withdrawal - with adjustment; approximately 7% were subject to discretionary withdrawal - without adjustment; and approximately 8% were not subject to discretionary withdrawal provisions.

        ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

        Life insurance companies are required to establish an AVR and an IMR. The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets. The IMR is designed to defer net realized capital gains and losses, presumably resulting from changes in the level of interest rates in the market, and to amortize them into income over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion not yet taken into income.

        INCOME TAXES

        Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made or liability established for the tax effect of timing differences between financial reporting and taxable income.

        REVENUE AND EXPENSE RECOGNITION

        Premiums, annuity considerations and deposit-type funds are credited to revenue when collected. Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

        USE OF ESTIMATES

        The preparation of statutory financial statements requires management to make estimates and assumptions that affect the amounts reported in the statutory financial statements. Actual results could differ significantly from those estimates.

        RECLASSIFICATIONS

        Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

 (3)    INVESTMENTS

        The statement value, which is principally amortized cost, gross unrealized gains and losses, and estimated fair value of bonds at December 31, 2000 and 1999 is as follows:

                                                                                  2000
                                                    ------------------------------------------------------------------
                                                                         GROSS            GROSS           ESTIMATED
                                                      STATEMENT        UNREALIZED       UNREALIZED          FAIR
                                                        VALUE            GAINS            LOSSES            VALUE
                                                    --------------   ---------------  ---------------   --------------
                                                                             (IN THOUSANDS)

        Bonds:
            United States government treasuries   $         845   $         38      $        --      $          883
             Mortgage-backed, collateralized
                 mortgage obligations, and other
                 asset backed securities                 49,044            365               --              49,409
            Public utilities                              3,812              9              (15)              3,806
             Industrial and miscellaneous                32,636            166             (467)             32,335
                                                    --------------   ---------------  ---------------   --------------

                 Total bonds                      $      86,337   $        578      $      (482)     $       86,433
                                                    ==============   ===============  ===============   ==============



                                                                                  1999
                                                    ------------------------------------------------------------------
                                                                         GROSS            GROSS           ESTIMATED
                                                      STATEMENT        UNREALIZED       UNREALIZED          FAIR
                                                        VALUE            GAINS            LOSSES            VALUE
                                                    --------------   ---------------  ---------------   --------------
                                                                             (IN THOUSANDS)

        Bonds:
            United States government treasuries   $       1,446   $         --      $        (41)    $        1,405
            Public utilities                              3,814             --              (121)             3,693
            Industrial and miscellaneous                 49,283             31              (988)            48,326
                                                    --------------   ---------------  ---------------   --------------

                 Total bonds                      $      54,543   $         31      $     (1,150)    $       53,424
                                                    ==============   ===============  ===============   ==============


        The statement value and estimated fair value of bonds at December 31, 2000, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they may require monthly principal installments and mortgagees may prepay principal.


                                                                                               ESTIMATED
                                                                              STATEMENT           FAIR
                                                                                VALUE            VALUE
                                                                            ---------------  ---------------
                                                                                    (IN THOUSANDS)

        Due in one year or less                                           $         703    $         701
        Due after one year through five years                                    24,733           24,538
        Due after five years through ten years                                    8,918            8,902
        Due after ten years                                                       2,939            2,883
                                                                            ---------------  ---------------
                                                                                 37,293           37,024
        Mortgage-backed, collateralized mortgage obligations, and
            asset-backed securities                                              49,044           49,409
                                                                            ---------------  ---------------

                 Total                                                    $      86,337    $      86,433
                                                                            ===============  ===============

        At December 31, 2000, approximately 71.9% of the Company's bonds are of highest quality, 24.9% are of high quality, and 3.2% are of medium quality based on NAIC rating methodology. No provision was made for possible decline in the fair value of individual bonds, other than the establishment of AVR, as of December 31, 2000 and 1999.

        The components of net investment income were as follows:

                                                                              2000            1999            1998
                                                                          --------------  --------------  --------------
                                                                                         (IN THOUSANDS)

        Income:
            Bonds                                                       $      4,179    $      4,061    $     11,211
            Mortgage loans                                                        --              --             855
            Short-term investments                                               179             144             242
            Policy loans                                                          --              --           1,588
            Other invested assets                                                425              18               6
                                                                          --------------  --------------  --------------

                  Total investment income                                      4,783           4,223          13,902
        Investment expenses                                                      (59)            (54)            (89)
                                                                          --------------  --------------  --------------

                     Net investment income                              $      4,724    $      4,169    $     13,813
                                                                          ==============  ==============  ==============


        Net realized capital (losses) gains are as follows:
                                                                              2000            1999            1998
                                                                          --------------  --------------  --------------
                                                                                         (IN THOUSANDS)

        Bonds                                                           $        (78)   $        170    $      1,594
        Mortgages                                                                 --              --             661
        Other invested assets                                                    (15)             --              --
                                                                          --------------  --------------  --------------

             Net pretax realized (losses) gains on investments                   (93)            170           2,255

        Income tax benefit (expense)                                              33             (75)           (992)
        Amounts transferred to IMR                                                60             (95)         (1,263)
                                                                          --------------  --------------  --------------

                Net realized capital (losses) gains on investments      $         --    $         --    $         --
                                                                          ==============  ==============  ==============

        Proceeds from sales of bonds were $5,325,973, $5,969,260 and $106,536,586 in 2000, 1999 and 1998, respectively. Gross gains of $0,
        $224,080 and $2,641,028 and gross losses of $78,000, $56,712 and
        $1,046,860 were realized on sales of bonds during 2000, 1999 and 1998, respectively.

        Bonds with a carrying value of approximately $880,335 and $866,583 at December 31, 2000 and 1999, respectively, were deposited with governmental authorities as required by law.




(4)     FAIR VALUE OF FINANCIAL INSTRUMENTS

        In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets and liabilities are not considered financial instruments and are not carried at fair value.

                                                         2000                                   1999
                                           ----------------------------------     ---------------------------------

                                              STATEMENT           FAIR              STATEMENT           FAIR
                                                VALUE             VALUE               VALUE             VALUE
                                           ----------------  ----------------     ---------------  ----------------
                                                    (IN THOUSANDS)                         (IN THOUSANDS)

        ASSETS:
            Bonds                        $       86,337    $        86,433     $        54,543   $       53,424
             Cash and short-term
                investments                         407                407               1,169            1,169
             Other invested assets               21,229             21,229                 520              520
             Separate accounts                    3,039              3,039               1,853            1,853

        LIABILITIES:
             Annuity contracts                   74,239             72,578              22,248           21,366
             Separate accounts                    3,037              3,037               1,853            1,853


        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS AND ACCRUED INVESTMENT INCOME

              The statement value amounts reported in the statutory statement of admitted assets, liabilities, and capital stock and surplus for these instruments approximate their fair values due to their short-term nature.

              BONDS

              Fair value of bonds are based on quoted market prices, where applicable. For bonds not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

              OTHER INVESTED ASSETS

              Other invested assets consist of investment in a MetLife pooling arrangement that invests in money market funds. Statement value approximates fair value.

              ANNUITY CONTRACTS

              The Company's policy contracts require that beneficiaries commence receipt of payments by the later of age 85 or 10 years after purchase, and may permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities under investment type contracts are estimated as the account value less surrender charges. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

  (5)   FEDERAL INCOME TAXES

        For 2000, the Company will file a consolidated federal income tax return with CFSLIC and Cova Financial Life Insurance Company. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. Intercompany tax balances are to be settled no later than 30 days after related returns are filed.

        In 2000, the Company recorded a tax expense of $32,510 on operations and a tax benefit of $32,510 on capital gains, or a total tax expense of $0. In 1999, the Company recorded a tax benefit of $370,726 on operations, and a tax expense of $54,318 on capital gains, or a total tax benefit of $316,408. In 1998, the Company recorded a tax expense of $836,326 on operations and a tax expense of $721,453 on capital gains, or a total tax expense of $1,557,779.

        Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with Xerox Financial Services, Inc. (XFSI) (previous parent of the Company) which has the effect that the Company is not at risk for any income taxes or entitled to recoveries related to those periods.

        The actual federal income tax (benefit) expense differed from that expected by applying the federal statutory rate to the (loss) income from operations before federal income taxes as follows:

                                                       2000                      1999                      1998
                                             -------------------------  -----------------------  -------------------------
                                                                            (IN THOUSANDS)
        Computed expected tax (benefit)
            expense                        $     (886)      (35.0)%   $       692        35.0% $     1,085          35.0%
        Tax basis reserve adjustment              513        20.2              44         2.2           41           1.3
        IMR amortization                           64         2.5              80         4.0          121           3.9
        Proxy tax on insurance
            acquisition costs                     266        10.5              --         --             3           0.1
        Adjustment for prior years                 (8)       (0.3)           (821)      (41.6)          48           1.5
        Intangible amortization                  (376)      (14.9)           (376)      (19.0)        (376)        (12.1)
        Loss carryforward                         463        18.3              --         --            --            --
        Capital losses (gains)                    (33)       (1.3)             55         2.7          721          23.3
        Other                                      (3)        0.0              10         0.6          (85)         (2.7)
                                             ---------   -------------   ---------  -----------  -----------   -----------

            Total tax (benefit) expense    $       --         --%     $      (316)     (16.1)% $     1,558          50.3%
                                             =========   =============   =========  ===========  ===========   ===========


        The Budget Reconciliation Act of 1990 requires life insurers to capitalize and amortize a "proxy" amount of policy acquisition costs beginning in 1990. This proxy amount is based on a percentage of the life insurance company's premium income and not on actual policy acquisition costs.

        The Company has $1,228,626 of net operating loss carryforwards which expire in 2020 and $92,886 of capital loss carryforwards which expire in 2005.

(6)     TRANSACTIONS WITH AFFILIATES

        The Company has entered into management, operations, and service agreements with various affiliated companies. The affiliated companies are Cova Life Management Company (CLMC), a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Cova Life Administrative Service Company, which provides underwriting, policy issuance, claims, and other policy administration functions; and Conning Asset Management Company and MetLife, which provide investment management services. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's parent, GALIC. The affiliates are reimbursed for the cost of their services and are paid a service fee. Expenses and fees paid to affiliated companies during 2000, 1999, and 1998 were $566,335, $361,042, and $386,821, respectively.

(7)     DIVIDEND RESTRICTIONS AND RISK-BASED CAPITAL

        The amount of dividends which can be paid by State of New York insurance companies to shareholders is subject to prior approval of the Insurance Commissioner. There have been no other restrictions placed on the unassigned surplus funds.

        The NAIC has developed certain risk-based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 2000, the Company's total adjusted capital and authorized control level - RBC were $27,051,662 and $1,011,750, respectively. At this level of adjusted capital, no action is required.

(8)     REINSURANCE

        In 1991, the Company entered into a reinsurance agreement with Nationwide Life Insurance Company (Nationwide) to cede 100% of the Company's traditional life insurance policies. The Company ceded reserves of $1,696,383 and $1,687,957 to Nationwide at December 31, 2000 and 1999, respectively. Reinsurance does not discharge the Company from its primary liability to policyholders.

        In 1993, the Company entered into a reinsurance treaty with its parent, CFSLIC. The underlying block of business assumed was single premium whole life policies. On December 31, 1998, the reinsurance contract was terminated and CFSLIC recaptured all of the single premium whole life policies previously assumed by the Company.

        The effects of reinsurance on premiums for the years ended December 31, 2000, 1999 and 1998 are as follows:

                                   2000            1999             1998
                               --------------  --------------   ---------------
        PREMIUMS                               (IN THOUSANDS)
        Direct              $          36    $          30   $           31
        Ceded                         (36)             (30)             (31)
            Assumed                    --               --         (128,883)
                               --------------  --------------   ---------------

            Net premiums    $          --    $          --   $     (128,883)
                               ==============  ==============   ===============



(9)     GUARANTY FUND ASSESSMENTS

        The Company participates, along with all life insurance companies licensed in New York, in an association formed to guarantee benefits to policyholders of insolvent life insurance companies. Under the state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 2000 but for which assessments have not yet been determined.

        The Company has not established an estimated liability for unassessed guarantee fund claims incurred prior to December 31, 2000 as management believes that such assessments are not material to the financial statements.

(10)    COMMITMENTS AND CONTINGENCIES

        In the ordinary course of business the Company is involved in various legal actions for which it establishes reserves where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the statutory statements of admitted assets, liabilities, and capital stock and surplus or operations. Under an indemnification agreement with Xerox Corporation, the Company is not liable for any litigation expenses arising from events occurring prior to the sale of the Company on June 1, 1995.

(11)    SUBSEQUENT EVENT

        Effective February 12, 2001, First Cova Life Insurance Company changed its name to First MetLife Investors Insurance Company. The name change was approved by the New York State Insurance Department.

                                                                     SCHEDULE 1
                        FIRST COVA LIFE INSURANCE COMPANY

               Schedule of Selected Statutory-Basis Financial Data

                          Year ended December 31, 2000
                                 (in thousands)





Investment income earned:
    Government bonds                                                               $            45
    Other bonds (unaffiliated)                                                               4,134
    Bonds of affiliates                                                                         --
    Preferred stocks (unaffiliated)                                                             --
    Preferred stocks of affiliates                                                              --
    Common stocks (unaffiliated)                                                                --
    Common stocks of affiliates                                                                 --
    Mortgage loans                                                                              --
    Real estate                                                                                 --
    Premium notes, policy loans, and liens                                                      --
    Collateral loans                                                                            --
    Cash on hand and on deposit                                                                 --
    Short-term investments                                                                     179
    Other invested assets                                                                      429
    Derivative instruments                                                                      --
    Aggregate write-in for investment income                                                    (4)
                                                                                     --------------

             Gross investment income                                               $         4,783
                                                                                     ==============

Real estate owned - book value less encumbrances                                                --

Mortgage loans - book value:
    Farm mortgages                                                                 $            --
    Residential mortgages                                                                       --
    Commercial mortgages                                                                        --
                                                                                     --------------

             Total mortgage loans                                                  $            --
                                                                                     ==============

Mortgage loans by standing - book value:
    Good standing                                                                               --
    Good standing with restructured terms                                                       --
    Interest overdue                                                                            --
    Foreclosure in process                                                                      --

Other invested assets - statement value                                            $        21,229

Collateral loans                                                                                --

Bonds and stocks of parents, subsidiaries, and affiliates - book value:
    Bonds                                                                                       --
    Preferred stocks                                                                            --
    Common stocks                                                                               --

                                                              SCHEDULE 1, CONT.
                        FIRST COVA LIFE INSURANCE COMPANY

               Schedule of Selected Statutory-Basis Financial Data

                          Year ended December 31, 2000
                                 (in thousands)




Bonds and short-term investments by class and maturity:
    Bonds by maturity - statement value:
      Due within 1 year or less                                                     $         3,339
      Over 1 year through 5 years                                                            41,424
      Over 5 years through 10 years                                                          23,126
      Over 10 years through 20 years                                                         16,554
      Over 20 years                                                                           1,894
                                                                                      --------------

             Total by maturity                                                      $        86,337
                                                                                      ==============

    Bonds by class - statement value:
      Class 1                                                                       $        62,057
      Class 2                                                                                21,508
      Class 3                                                                                 2,772
      Class 4                                                                                    --
      Class 5                                                                                    --
      Class 6                                                                                    --
                                                                                      --------------

             Total by class                                                         $        86,337
                                                                                      ==============

Total bonds publicly traded                                                         $        83,366

Total bonds privately placed                                                                  2,971

Preferred stocks - statement value                                                               --

Common stocks - market value                                                                     --

Short-term investments - book value                                                              --

Financial options owned - statement value                                                        --

Financial options written and in force - statement value                                         --

Financial futures contracts open - current price                                                 --

Cash on deposit                                                                                 407

Life insurance in force:
    Industrial                                                                                   --
    Ordinary                                                                                  2,464
    Credit life                                                                                  --
    Group life                                                                                   --

Amount of accidental death insurance in
    force under ordinary policies                                                                --


                                                               SCHEDULE 1, CONT.
                        FIRST COVA LIFE INSURANCE COMPANY

               Schedule of Selected Statutory-Basis Financial Data

                          Year ended December 31, 2000
                                 (in thousands)




Life insurance policies with disability provisions in force:
    Industrial                                                                                 $            --
    Ordinary                                                                                                 2
    Credit life                                                                                             --
    Group life                                                                                              --

Supplementary contracts in force:
    Ordinary - not involving life contingencies                                                             --
    Amount on deposit                                                                                       --
    Income payable                                                                                          78

    Ordinary - involving life contingencies                                                                 --
    Income payable                                                                                          --

    Group - not involving life contingencies                                                                --
    Amount on deposit                                                                                       --
    Income payable                                                                                          --

    Group - involving life contingencies                                                                    --
    Income payable                                                                                          --

Annuities:
    Ordinary:
      Immediate - amount of income payable                                                                   --
      Deferred - fully paid account balance                                                             75,307
      Deferred - not fully paid - account balance                                                            --

    Group:
      Immediate - amount of income payable                                                                  --
      Fully paid account balance                                                                            --
      Not fully paid - account balance                                                                      --

    Accident and health insurance - premiums in force:
      Ordinary                                                                                              --
      Group                                                                                                 --
      Credit                                                                                                --

    Deposit funds and dividend accumulations:
      Deposit funds - account balance                                                                       --
      Dividend accumulations - account balance                                                              --

    Claim payments 2000:
      Group accident and health year ended December 31, 2000:
             2000                                                                                           --
             1999                                                                                           --
             1998                                                                                           --


                                                               SCHEDULE 1, CONT.
                        FIRST COVA LIFE INSURANCE COMPANY

               Schedule of Selected Statutory-Basis Financial Data

                          Year ended December 31, 2000
                                 (in thousands)





    Other accident and health:
             2000                                                                   $             --
             1999                                                                                 --
             1998                                                                                 --

    Other coverages that use developmental methods to
      calculate claims reserves:
             2000                                                                                 --
             1999                                                                                 --
             1998                                                                                 --
                                                                                       ==============








                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

          The following financial statements of the Separate Account are included in Part B hereof:

          1.   Statement of Assets and Liabilities (unaudited) as of June 30,
               2001.

          2. Statement of Income (unaudited) for the period ended June 30, 2001 and for the year ended December 31, 2000.

          3. Statement of Changes in Net Assets (unaudited) for the period ended June 30, 2001 and for the year ended December 31, 2000.

          4.   Notes to Financial Statements (unaudited) - June 30, 2001.

          5.   Reports of Independent Auditors.

          6.   Statement of Assets and Liabilities of December 31, 2000.

          7.   Statement of Operations for the year ended December 31, 2000.

          8. Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.

          9.   Notes to Financial Statements - December 31, 2000 and 1999.

          The following financial statements of the Company are included in Part B hereof:

          1.   Reports of Independent Auditors.

          2. Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2000 and 1999.

          3. Statutory Statements of Operations for the years ended December 31, 2000, 1999, and 1998.

          4. Statutory Statements of Capital Stock and Surplus for the years ended December 31, 2000, 1999, and 1998.

          5. Statutory Statements of Cash Flow for the Years ended December 31, 2000, 1999, and 1998.

          6. Notes to Statutory Financial Statements - December 31, 2000, 1999, and 1998.


    b.     Exhibits
           ---------------------------------------------------------------

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

          2.   Not Applicable.

          3.   Form of Principal Underwriter's Agreement.+

          4. Individual Flexible Purchase Payment Deferred Variable Annuity Contract.*

           (i)  Rebalancing Transfers Endorsement.**
           (ii) Automatic Withdrawals Endorsement.*
           (iii)Dollar Cost Averaging Endorsement.**
           (iv) Endorsement (Death Benefit)*
           (v)  Withdrawal Charge Endorsement***
           (vi) Form of Endorsement (Name Change)+

          5.   Application for Variable Annuity.**

          6.(i) Copy of Articles of Incorporation of the Company.*

           (ii) Copy of the Bylaws of the Company.*

          7.   Not Applicable.

          8. (i) Form of Fund Participation Agreement between First MetLife Investors Insurance Company and Met Investors Series Trust (to be filed by amendment)

          (ii) Form of Participation Agreement between MetLife Investors Insurance Company and Metropolitan Series Fund, Inc.
                  (to be filed by amendment)

          (iii) Form of Fund Participation Agreement between First MetLife Investors Insurance Company and New England Zenith Fund (to be filed by amendment)

          (iv) Form of Fund Participation Agreement between First Cova Life Insurance Company and Massachusetts Financial Services Company+

          (v)     Form of Fund Participation  Agreement among Oppenheimer
                  Variable Account  Funds,  OppenheimerFunds,   Inc.  and  First
                  Cova  Life Insurance Company+

          (vi) Form of Fund Participation Agreement among Kemper Variable Series, Scudder Kemper Investments, Inc., Kemper Distributors, Inc. and First Cova Life Insurance Company+

          (vii) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., First Cova Life Insurance Company and Cova Life Sales Company+

          (viii) Form of Fund Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and First Cova Life Insurance Company+

          9.   Opinion and Consent of Counsel.

          10.  Consents of Independent Auditors.

          11.  Not Applicable.

          12.  Not Applicable.

          13.  Calculation of Performance Information.

          14.  Company Organizational Chart.***

          *    incorporated   by   reference  to   Registrant's   Post-Effective
               Amendment   No.  4  (File  Nos.   33-74174   and   811-8306)   as
               electronically filed on December 30, 1999.

          ** incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 33-74174) as electronically filed on May 14, 1996.

          ***  incorporated   by  reference  to   Registrant's   Post-Effective
               Amendment No. 5 to Form N-4 (File No. 33-74174) as electronically filed on May 1, 2000.

          + incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File No. 33-74174) as electronically filed on May 1, 2001.


ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors of the Company:


Name and Principal                Positions and Offices
 Business Address                 with Depositor


Gregory P. Brakovich              Co-Chairman of the Board, Co-Chief Executive
                                  Officer, Co-President and Director

James A. Shepherdson III          Co-Chairman of the Board, Co-Chief Executive
                                  Officer, Co-President and Director

Philip D. Meserve                 Senior Executive Vice President, Strategic Markets

Robert Mark Brandenberger         Executive Vice President, Chief Financial Officer
                                  and Director

Kenneth Jaffe                     Executive Vice President, Chief Information Officer

Richard C. Pearson                Executive Vice President; General Counsel and Secretary

Anthony J. Williamson             Treasurer and Director

Brian A. Kroll                    Executive Vice President; Chief Actuary, Product Management
                                  and Director

Shari Ruecker                     Senior Vice President, Product Development

Constance A. Doern                Senior Vice President, Policyholder Administration

Cheryl J. Finney                  Senior Vice President, Associate General Counsel, Chief
                                  Compliance Counsel, Assistant Secretary

Louis M. Weisz                    Vice President, Appointed Actuary

Norse M. Blazzard                 Director

Francis A. Goodhue, III           Director

Richard A. Hemmings               Director

Matthew P. McCauley               Director

Thomas A. Price                   Director

Thomas J. Scanlan, FSC            Director

The principal business address of each of the officers and directors is
--------------------.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 5 (File No. 33-74174) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of September 30, 2001, there were 63 Non-Qualified Contract Owners and 8 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article II, Section 13) provide that:

Each person who is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as of right to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost or expense including attorneys' fees) asserted or threatened against or incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the Corporation or if serving at the request of the Corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise. The indemnification provided by this By-Law provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other By-Law or under any agreement, resolution of shareholders or directors or otherwise, which forms of indemnification are hereby expressly authorized, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons. Notwithstanding the foregoing, a director shall not be entitled to indemnification for liability to the Corporation or any of its shareholders under the By-Laws or under any agreement or resolution of shareholders or directors, if such liability is of the type described in subsections (i) or (ii) of Section 10 of the Corporation's Certificate of Incorporation and Charter.

The  Corporation  shall have the power, in furtherance of the provisions of this
Section 13, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the payees, the amounts, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation. If any action with respect to indemnification of directors and officers of the Corporation shall be taken by resolution of directors, or by agreement or otherwise, a notice shall be filed with the Superintended of Insurance of the State of New York not less than thirty days thereafter specifying the action taken.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

     Met Investors Series Trust
     MetLife Investors USA Separate Account A
     MetLife Investors Variable Annuity Account One
     MetLife Investors Variable Annuity Account Five
     MetLife Investors Variable Life Account One
     MetLife Investors Variable Life Account Five

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 610 Newport Center Drive, Suite 1400, Newport Beach, CA 92660.

Name and Principal                        Positions and Offices
 Business Address                           with Underwriter

James A. Shepherdson III                  Co-Chairman of the Board, Co-Chief Executive
                                          Officer; Co-President

Gregory P. Brakovich                      Co-Chairman of the Board, Co-Chief Executive
                                          Officer; Co-President

Philip D. Meserve                         Senior Executive Vice President, Managing Director

Stephen E. Hinkhouse                      Executive Vice President, Sales & Advanced Markets

Charles M. Deuth                          Executive Vice President, Channel Marketing

Robert Mark Brandenberger                 Executive Vice President, Chief Financial Officer

Kenneth Jaffe                             Executive Vice President, Chief Information Officer

Richard C. Pearson                        Executive Vice President, General Counsel

Elizabeth M. Forget                       Executive Vice President, Money Management

Edward Wilson                             Executive Vice President, Broker Dealers

Ken DiFrancesca                           Senior Vice President, Banks

Brian J. Finneran                         Senior Vice President

Shari Ruecker                             Senior Vice President, Product Development

Diana Keary                               Senior Vice President, Marketing

Deron Richens                             Vice President, Sales Desk

Cheryl J. Finney                          Senior Vice President, Associate General
                                          Counsel, Assistant Secretary

Anthony J. Williamson                     Treasurer

     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

Timothy Bigley, whose address is 4700 Westown Parkway #200, West Des Moines, IA 50266 and MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. First MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach and State of California on this 24th day of September, 2001.

                            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                      (Registrant)


                            By: FIRST METLIFE INVESTORS INSURANCE COMPANY


                            By: /s/James A. Shepherdson III
                                ---------------------------------------
                                James A. Shepherdson III, Co-President


                            FIRST METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor

                            By:   /s/James A. Shepherdson III
                                  ---------------------------------------
                                  James A. Shepherdson III, Co-President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




/s/JAMES A. SHEPHERDSON III                                                    9/24/01
---------------------------  Co-Chairman of the Board, Co-Chief Executive      --------
James A. Shepherdson III     Officer, Co-President and Director                Date



/s/Gregory P. Brakovich*                                                       9/24/01
-------------------------    Co-Chairman of the Board, Co-Chief Executive      --------
Gregory P. Brakovich         Officer, Co-President and Director                Date



/s/ROBERT MARK BRANDENBERGER                                                   9/24/01
---------------------------- Executive Vice President, Chief Financial         --------
Robert Mark Brandenberger    Officer (Principal Accounting Officer)            Date
                             and Director


/s/Brian A. Kroll*                                                             9/24/01
-------------------------    Executive Vice President, Chief Actuary,          --------
Brian A. Kroll               Product Management and Director                   Date


/s/Norse N. Blazzard*                                                          9/24/01
-------------------------    Director                                          --------
Norse N. Blazzard                                                              Date



--------------------------   Director                                          --------
Francis A. Goodhue III                                                         Date


/s/Richard A. Hemmings*                                                        9/24/01
--------------------------   Director                                          --------
Richard A. Hemmings                                                            Date


/s/Thomas A. Price*                                                            9/24/01
--------------------------   Director                                          --------
Thomas A. Price                                                                Date


/s/Thomas J. Scanlan, FSC*                                                     9/24/01
--------------------------   Director                                          --------
Thomas J. Scanlan, FSC                                                         Date


/s/Matthew P. McCauley*                                                        9/24/01
--------------------------   Director                                          --------
Matthew P. McCauley                                                            Date





                                  *By: /s/RICHARD C. PEARSON
                                       ------------------------------------
                                       Richard C. Pearson, Attorney-in-Fact

                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of First MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                    /s/GREGORY P. BRAKOVICH
                                                    ------------------------



                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of First MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.


                                                   /s/JAMES A. SHEPHERDSON III
                                                   ---------------------------


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of First MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.


                                                   /s/ROBERT MARK BRANDENBERGER
                                                  -----------------------------

                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of First MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                    /s/BRIAN A. KROLL
                                                    ------------------------


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of First MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 17th day of September, 2001.



                                                    /s/RICHARD A. HEMMINGS
                                                    ------------------------

                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of First MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 18th day of September, 2001.



                                                    /s/THOMAS A. PRICE
                                                    ------------------------


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of First MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 17th day of September, 2001.




                                                    /s/THOMAS J. SCANLAN, FSC
                                                    --------------------------


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of First MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                    /s/MATTHEW P. MCCAULEY
                                                    ------------------------


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of First MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                    /s/NORSE N. BLAZZARD
                                                    ------------------------


                        INDEX TO EXHIBITS



EX-99.B9      Opinion and Consent of Counsel

EX-99.B10     Consents of Independent Auditors

EX-99.B13     Calculation of Performance Information